UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Ninety One Emerging Markets Equity Fund

Class R5: ZEMIX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of November 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$29	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	For the period (commencement of operations) through End of the Period. The costs would have been higher had the Fund operated the full year.

Key Fund Statistics

Total Net Assets	$351,426,646
# of Portfolio Holdings	78
Portfolio Turnover Rate	105%
Total Management Fees Paid	$435,459

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8.4
Tencent Holdings Ltd.	6.2
iShares MSCI Taiwan ETF	6.0
Xiaomi Corp., Class B	3.0
Alibaba Group Holding Ltd.	2.5
Meituan, Class B	1.8
China Construction Bank Corp., Class H	1.7
Reliance Industries Ltd.	1.7
Ping An Insurance Group Co. of China Ltd., Class H	1.6
Pop Mart International Group Ltd.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.7
Investment Companies	6.2
Exchange-Traded Instruments	6.1

Sector Allocation - % Equities

Financials
Information Technology
Consumer Discretionary
Communication Services
Consumer Staples
Real Estate
Industrials
Materials
Utilities
Energy
Health Care
24.0
20.5
14.0
10.8
7.5
5.5
4.8
3.6
3.2
3.1
3.0
0%
5%
10%
15%
20%
25%

Value	Value
Health Care	3.0
Energy	3.1
Utilities	3.2
Materials	3.6
Industrials	4.8
Real Estate	5.5
Consumer Staples	7.5
Communication Services	10.8
Consumer Discretionary	14.0
Information Technology	20.5
Financials	24.0

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

China
India
Taiwan
United States
Brazil
Republic Of Korea
United Arab Emirates
South Africa
Mexico
Poland
28.9
15.5
10.2
6.5
5.8
5.8
5.8
4.8
4.6
1.9
0%
5%
10%
15%
20%
25%
30%

Value	Value
Poland	1.9
Mexico	4.6
South Africa	4.8
United Arab Emirates	5.8
Republic Of Korea	5.8
Brazil	5.8
United States	6.5
Taiwan	10.2
India	15.5
China	28.9

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Changes in or Disagreements with Accountants

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Ninety One Emerging Markets Equity Fund

Semi-Annual Shareholder Report - February 28, 2025

91Emerging_R5 0225

Class R5: ZEMIX

American Beacon

Ninety One Emerging Markets Equity Fund

Class R6: ZEMRX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of February 24, 2025 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$2	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	The period from inception to the date of this report is less than six months. Expenses for a full six month period would be higher.

Key Fund Statistics

Total Net Assets	$351,426,646
# of Portfolio Holdings	78
Portfolio Turnover Rate	105%
Total Management Fees Paid	$435,459

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8.4
Tencent Holdings Ltd.	6.2
iShares MSCI Taiwan ETF	6.0
Xiaomi Corp., Class B	3.0
Alibaba Group Holding Ltd.	2.5
Meituan, Class B	1.8
China Construction Bank Corp., Class H	1.7
Reliance Industries Ltd.	1.7
Ping An Insurance Group Co. of China Ltd., Class H	1.6
Pop Mart International Group Ltd.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.7
Investment Companies	6.2
Exchange-Traded Instruments	6.1

Sector Allocation - % Equities

Value	Value
Health Care	3.0
Energy	3.1
Utilities	3.2
Materials	3.6
Industrials	4.8
Real Estate	5.5
Consumer Staples	7.5
Communication Services	10.8
Consumer Discretionary	14.0
Information Technology	20.5
Financials	24.0

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Poland	1.9
Mexico	4.6
South Africa	4.8
United Arab Emirates	5.8
Republic Of Korea	5.8
Brazil	5.8
United States	6.5
Taiwan	10.2
India	15.5
China	28.9

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since February 21, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Changes in or Disagreements with Accountants

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Ninety One Emerging Markets Equity Fund

Semi-Annual Shareholder Report - February 28, 2025

91Emerging_R6 0225

Class R6: ZEMRX

American Beacon

Ninety One Emerging Markets Equity Fund

Class Y: ZEMAX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of November 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Y	$24	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	For the period (commencement of operations) through End of the Period. The costs would have been higher had the Fund operated the full year.

Key Fund Statistics

Total Net Assets	$351,426,646
# of Portfolio Holdings	78
Portfolio Turnover Rate	105%
Total Management Fees Paid	$435,459

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8.4
Tencent Holdings Ltd.	6.2
iShares MSCI Taiwan ETF	6.0
Xiaomi Corp., Class B	3.0
Alibaba Group Holding Ltd.	2.5
Meituan, Class B	1.8
China Construction Bank Corp., Class H	1.7
Reliance Industries Ltd.	1.7
Ping An Insurance Group Co. of China Ltd., Class H	1.6
Pop Mart International Group Ltd.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.7
Investment Companies	6.2
Exchange-Traded Instruments	6.1

Sector Allocation - % Equities

Value	Value
Health Care	3.0
Energy	3.1
Utilities	3.2
Materials	3.6
Industrials	4.8
Real Estate	5.5
Consumer Staples	7.5
Communication Services	10.8
Consumer Discretionary	14.0
Information Technology	20.5
Financials	24.0

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Poland	1.9
Mexico	4.6
South Africa	4.8
United Arab Emirates	5.8
Republic Of Korea	5.8
Brazil	5.8
United States	6.5
Taiwan	10.2
India	15.5
China	28.9

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Changes in or Disagreements with Accountants

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Ninety One Emerging Markets Equity Fund

Semi-Annual Shareholder Report - February 28, 2025

91Emerging_Y 0225

Class Y: ZEMAX

American Beacon

FEAC Floating Rate Income Fund

Class A: SOUAX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$81,975,496
# of Portfolio Holdings	263
Portfolio Turnover Rate	119%
Total Management Fees Paid	$209,099

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alvogen Pharma U.S., Inc., 12.892%, Due 6/30/2025	5.1
Allen Media LLC, 10.892%, Due 2/10/2027	2.1
Gen Digital, Inc.	2.1
Carestream Health, Inc.	1.9
Natel Engineering Co., Inc., Due 4/30/2026	1.6
Focus Financial Partners LLC, 7.574%, Due 9/15/2031	1.4
Women's Care Enterprises LLC, 12.641%, Due 1/12/2029	1.3
Lifescan Global Corp.	1.2
Teneo Holdings LLC	1.2
City Brewing Co. LLC, 8.064%, Due 4/5/2028	1.2

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	93.0
Corporate Obligations	6.8
Foreign Corporate Obligations	0.2
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Retail	4.0
Health Care - Products	4.2
Packaging & Containers	4.3
Internet	4.4
Health Care - Services	4.5
Software	6.4
Entertainment	6.8
Diversified Financial Services	7.4
Pharmaceuticals	7.9
Commercial Services	9.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

FEAC Floating Rate Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

FEAC_A 0225

Class A: SOUAX

American Beacon

FEAC Floating Rate Income Fund

Class C: SOUCX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$81,975,496
# of Portfolio Holdings	263
Portfolio Turnover Rate	119%
Total Management Fees Paid	$209,099

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alvogen Pharma U.S., Inc., 12.892%, Due 6/30/2025	5.1
Allen Media LLC, 10.892%, Due 2/10/2027	2.1
Gen Digital, Inc.	2.1
Carestream Health, Inc.	1.9
Natel Engineering Co., Inc., Due 4/30/2026	1.6
Focus Financial Partners LLC, 7.574%, Due 9/15/2031	1.4
Women's Care Enterprises LLC, 12.641%, Due 1/12/2029	1.3
Lifescan Global Corp.	1.2
Teneo Holdings LLC	1.2
City Brewing Co. LLC, 8.064%, Due 4/5/2028	1.2

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	93.0
Corporate Obligations	6.8
Foreign Corporate Obligations	0.2
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Retail	4.0
Health Care - Products	4.2
Packaging & Containers	4.3
Internet	4.4
Health Care - Services	4.5
Software	6.4
Entertainment	6.8
Diversified Financial Services	7.4
Pharmaceuticals	7.9
Commercial Services	9.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

FEAC Floating Rate Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

FEAC_C 0225

Class C: SOUCX

American Beacon

FEAC Floating Rate Income Fund

Investor Class: SPFPX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$81,975,496
# of Portfolio Holdings	263
Portfolio Turnover Rate	119%
Total Management Fees Paid	$209,099

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alvogen Pharma U.S., Inc., 12.892%, Due 6/30/2025	5.1
Allen Media LLC, 10.892%, Due 2/10/2027	2.1
Gen Digital, Inc.	2.1
Carestream Health, Inc.	1.9
Natel Engineering Co., Inc., Due 4/30/2026	1.6
Focus Financial Partners LLC, 7.574%, Due 9/15/2031	1.4
Women's Care Enterprises LLC, 12.641%, Due 1/12/2029	1.3
Lifescan Global Corp.	1.2
Teneo Holdings LLC	1.2
City Brewing Co. LLC, 8.064%, Due 4/5/2028	1.2

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	93.0
Corporate Obligations	6.8
Foreign Corporate Obligations	0.2
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Retail	4.0
Health Care - Products	4.2
Packaging & Containers	4.3
Internet	4.4
Health Care - Services	4.5
Software	6.4
Entertainment	6.8
Diversified Financial Services	7.4
Pharmaceuticals	7.9
Commercial Services	9.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

FEAC Floating Rate Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

FEAC_Investor 0225

Investor Class: SPFPX

American Beacon

FEAC Floating Rate Income Fund

Class R5: SPFLX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$81,975,496
# of Portfolio Holdings	263
Portfolio Turnover Rate	119%
Total Management Fees Paid	$209,099

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alvogen Pharma U.S., Inc., 12.892%, Due 6/30/2025	5.1
Allen Media LLC, 10.892%, Due 2/10/2027	2.1
Gen Digital, Inc.	2.1
Carestream Health, Inc.	1.9
Natel Engineering Co., Inc., Due 4/30/2026	1.6
Focus Financial Partners LLC, 7.574%, Due 9/15/2031	1.4
Women's Care Enterprises LLC, 12.641%, Due 1/12/2029	1.3
Lifescan Global Corp.	1.2
Teneo Holdings LLC	1.2
City Brewing Co. LLC, 8.064%, Due 4/5/2028	1.2

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	93.0
Corporate Obligations	6.8
Foreign Corporate Obligations	0.2
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Retail	4.0
Health Care - Products	4.2
Packaging & Containers	4.3
Internet	4.4
Health Care - Services	4.5
Software	6.4
Entertainment	6.8
Diversified Financial Services	7.4
Pharmaceuticals	7.9
Commercial Services	9.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

FEAC Floating Rate Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

FEAC_R5 0225

Class R5: SPFLX

American Beacon

FEAC Floating Rate Income Fund

Class Y: SPFYX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$81,975,496
# of Portfolio Holdings	263
Portfolio Turnover Rate	119%
Total Management Fees Paid	$209,099

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alvogen Pharma U.S., Inc., 12.892%, Due 6/30/2025	5.1
Allen Media LLC, 10.892%, Due 2/10/2027	2.1
Gen Digital, Inc.	2.1
Carestream Health, Inc.	1.9
Natel Engineering Co., Inc., Due 4/30/2026	1.6
Focus Financial Partners LLC, 7.574%, Due 9/15/2031	1.4
Women's Care Enterprises LLC, 12.641%, Due 1/12/2029	1.3
Lifescan Global Corp.	1.2
Teneo Holdings LLC	1.2
City Brewing Co. LLC, 8.064%, Due 4/5/2028	1.2

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	93.0
Corporate Obligations	6.8
Foreign Corporate Obligations	0.2
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Retail	4.0
Health Care - Products	4.2
Packaging & Containers	4.3
Internet	4.4
Health Care - Services	4.5
Software	6.4
Entertainment	6.8
Diversified Financial Services	7.4
Pharmaceuticals	7.9
Commercial Services	9.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

FEAC Floating Rate Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

FEAC_Y 0225

Class Y: SPFYX

American Beacon

Ninety One International Franchise Fund

Class R5: ZIFIX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$35	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	For the period (commencement of operations) through End of the Period. The costs would have been higher had the Fund operated the full year.

Key Fund Statistics

Total Net Assets	$6,281,839
# of Portfolio Holdings	33
Portfolio Turnover Rate	9%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

SAP SE	9.3
Mastercard, Inc., Class A	6.3
Constellation Software, Inc.	6.3
EssilorLuxottica SA	5.7
London Stock Exchange Group PLC	5.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8
Philip Morris International, Inc.	3.7
Nintendo Co. Ltd.	3.7
Wolters Kluwer NV	3.6
Hermes International SCA	3.4

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	73.9
Common Stocks	23.5
Investment Companies	1.5
Foreign Preferred Stocks	1.1
Warrants	0.0

Sector Allocation - % Equities

Information Technology
25.6
Health Care
19.5
Consumer Staples
17.8
Financials
13.4
Consumer Discretionary
8.7
Communication Services
8.6
Industrials
6.4
0%
5%
10%
15%
20%
25%
30%

Value	Value
Industrials	6.4
Communication Services	8.6
Consumer Discretionary	8.7
Financials	13.4
Consumer Staples	17.8
Health Care	19.5
Information Technology	25.6

Top Ten Country Exposure - % Equities

United States
Germany
France
United Kingdom
Netherlands
Canada
China
Taiwan
Japan
Ireland
23.8
15.4
12.8
10.0
8.5
6.6
5.2
4.0
3.8
2.8
0%
5%
10%
15%
20%
25%

Value	Value
Ireland	2.8
Japan	3.8
Taiwan	4.0
China	5.2
Canada	6.6
Netherlands	8.5
United Kingdom	10.0
France	12.8
Germany	15.4
United States	23.8

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Changes in or Disagreements with Accountants

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Ninety One International Franchise Fund

Semi-Annual Shareholder Report - February 28, 2025

91International_R5 0225

Class R5: ZIFIX

American Beacon

Ninety One International Franchise Fund

Class R6: ZIFRX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 18, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$31	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	The period from inception to the date of this report is less than six months. Expenses for a full six month period would be higher.

Key Fund Statistics

Total Net Assets	$6,281,839
# of Portfolio Holdings	33
Portfolio Turnover Rate	9%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

SAP SE	9.3
Mastercard, Inc., Class A	6.3
Constellation Software, Inc.	6.3
EssilorLuxottica SA	5.7
London Stock Exchange Group PLC	5.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8
Philip Morris International, Inc.	3.7
Nintendo Co. Ltd.	3.7
Wolters Kluwer NV	3.6
Hermes International SCA	3.4

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	73.9
Common Stocks	23.5
Investment Companies	1.5
Foreign Preferred Stocks	1.1
Warrants	0.0

Sector Allocation - % Equities

Value	Value
Industrials	6.4
Communication Services	8.6
Consumer Discretionary	8.7
Financials	13.4
Consumer Staples	17.8
Health Care	19.5
Information Technology	25.6

Top Ten Country Exposure - % Equities

Value	Value
Ireland	2.8
Japan	3.8
Taiwan	4.0
China	5.2
Canada	6.6
Netherlands	8.5
United Kingdom	10.0
France	12.8
Germany	15.4
United States	23.8

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Changes in or Disagreements with Accountants

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Ninety One International Franchise Fund

Semi-Annual Shareholder Report - February 28, 2025

91International_R6 0225

Class R6: ZIFRX

American Beacon

Ninety One International Franchise Fund

Class Y: ZIFAX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 18, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
Y	$28	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	The period from inception to the date of this report is less than six months. Expenses for a full six month period would be higher.

Key Fund Statistics

Total Net Assets	$6,281,839
# of Portfolio Holdings	33
Portfolio Turnover Rate	9%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

SAP SE	9.3
Mastercard, Inc., Class A	6.3
Constellation Software, Inc.	6.3
EssilorLuxottica SA	5.7
London Stock Exchange Group PLC	5.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8
Philip Morris International, Inc.	3.7
Nintendo Co. Ltd.	3.7
Wolters Kluwer NV	3.6
Hermes International SCA	3.4

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	73.9
Common Stocks	23.5
Investment Companies	1.5
Foreign Preferred Stocks	1.1
Warrants	0.0

Sector Allocation - % Equities

Value	Value
Industrials	6.4
Communication Services	8.6
Consumer Discretionary	8.7
Financials	13.4
Consumer Staples	17.8
Health Care	19.5
Information Technology	25.6

Top Ten Country Exposure - % Equities

Value	Value
Ireland	2.8
Japan	3.8
Taiwan	4.0
China	5.2
Canada	6.6
Netherlands	8.5
United Kingdom	10.0
France	12.8
Germany	15.4
United States	23.8

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Changes in or Disagreements with Accountants

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Ninety One International Franchise Fund

Semi-Annual Shareholder Report - February 28, 2025

91International_Y 0225

Class Y: ZIFAX

American Beacon

Ninety One Global Franchise Fund

Class R5: ZGFIX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$31	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	For the period (commencement of operations) through End of the Period. The costs would have been higher had the Fund operated the full year.

Key Fund Statistics

Total Net Assets	$383,316,444
# of Portfolio Holdings	30
Portfolio Turnover Rate	1%
Total Management Fees Paid	$802,320

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	9.9
Philip Morris International, Inc.	6.2
Microsoft Corp.	5.9
ASML Holding NV	5.4
Booking Holdings, Inc.	4.8
VeriSign, Inc.	4.2
Intuit, Inc.	3.9
Alphabet, Inc., Class A	3.8
Autodesk, Inc.	3.8
Beiersdorf AG	3.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	73.4
Foreign Common Stocks	19.3
Investment Companies	7.3

Sector Allocation - % Equities

Information Technology
30.5
Financials
23.6
Consumer Staples
15.4
Health Care
11.6
Communication Services
10.2
Consumer Discretionary
5.2
Industrials
3.5
0%
5%
10%
15%
20%
25%
30%
35%

Value	Value
Industrials	3.5
Consumer Discretionary	5.2
Communication Services	10.2
Health Care	11.6
Consumer Staples	15.4
Financials	23.6
Information Technology	30.5

Excludes cash equivalents.

Top Country Exposure - % Equities

United States
79.2
Netherlands
5.9
United Kingdom
3.8
Germany
3.7
China
3.3
Israel
2.9
Republic Of Korea
1.2
0%
20%
40%
60%
80%

Value	Value
Republic Of Korea	1.2
Israel	2.9
China	3.3
Germany	3.7
United Kingdom	3.8
Netherlands	5.9
United States	79.2

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Changes in or Disagreements with Accountants

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Ninety One Global Franchise Fund

Semi-Annual Shareholder Report - February 28, 2025

91GlobalFran_R5 0225

Class R5: ZGFIX

American Beacon

Ninety One Global Franchise Fund

Class R6: ZGFRX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 18, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$26	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	The period from inception to the date of this report is less than six months. Expenses for a full six month period would be higher.

Key Fund Statistics

Total Net Assets	$383,316,444
# of Portfolio Holdings	30
Portfolio Turnover Rate	1%
Total Management Fees Paid	$802,320

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	9.9
Philip Morris International, Inc.	6.2
Microsoft Corp.	5.9
ASML Holding NV	5.4
Booking Holdings, Inc.	4.8
VeriSign, Inc.	4.2
Intuit, Inc.	3.9
Alphabet, Inc., Class A	3.8
Autodesk, Inc.	3.8
Beiersdorf AG	3.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	73.4
Foreign Common Stocks	19.3
Investment Companies	7.3

Sector Allocation - % Equities

Value	Value
Industrials	3.5
Consumer Discretionary	5.2
Communication Services	10.2
Health Care	11.6
Consumer Staples	15.4
Financials	23.6
Information Technology	30.5

Excludes cash equivalents.

Top Country Exposure - % Equities

Value	Value
Republic Of Korea	1.2
Israel	2.9
China	3.3
Germany	3.7
United Kingdom	3.8
Netherlands	5.9
United States	79.2

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Changes in or Disagreements with Accountants

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Ninety One Global Franchise Fund

Semi-Annual Shareholder Report - February 28, 2025

91GlobalFran_R6 0225

Class R6: ZGFRX

American Beacon

Ninety One Global Franchise Fund

Class Y: ZGFAX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Y	$32	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	For the period (commencement of operations) through End of the Period. The costs would have been higher had the Fund operated the full year.

Key Fund Statistics

Total Net Assets	$383,316,444
# of Portfolio Holdings	30
Portfolio Turnover Rate	1%
Total Management Fees Paid	$802,320

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	9.9
Philip Morris International, Inc.	6.2
Microsoft Corp.	5.9
ASML Holding NV	5.4
Booking Holdings, Inc.	4.8
VeriSign, Inc.	4.2
Intuit, Inc.	3.9
Alphabet, Inc., Class A	3.8
Autodesk, Inc.	3.8
Beiersdorf AG	3.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	73.4
Foreign Common Stocks	19.3
Investment Companies	7.3

Sector Allocation - % Equities

Value	Value
Industrials	3.5
Consumer Discretionary	5.2
Communication Services	10.2
Health Care	11.6
Consumer Staples	15.4
Financials	23.6
Information Technology	30.5

Excludes cash equivalents.

Top Country Exposure - % Equities

Value	Value
Republic Of Korea	1.2
Israel	2.9
China	3.3
Germany	3.7
United Kingdom	3.8
Netherlands	5.9
United States	79.2

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Changes in or Disagreements with Accountants

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Ninety One Global Franchise Fund

Semi-Annual Shareholder Report - February 28, 2025

91GlobalFran_Y 0225

Class Y: ZGFAX

American Beacon

SiM High Yield Opportunities Fund

Class A: SHOAX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,994,069,948
# of Portfolio Holdings	110
Portfolio Turnover Rate	18%
Total Management Fees Paid	$5,415,083

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

GEO Group, Inc., 10.250%, Due 4/15/2031	2.0
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.9
QVC, Inc., 6.875%, Due 4/15/2029	1.6
AMN Healthcare, Inc., 4.625%, Due 10/1/2027	1.6
Viridien, 8.750%, Due 4/1/2027	1.6
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.5
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.5
TTM Technologies, Inc., 4.000%, Due 3/1/2029	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Select Medical Corp., 6.250%, Due 12/1/2032	1.5

Asset Allocation - % Investments

Value	Value
Corporate Obligations	65.2
Foreign Corporate Obligations	28.0
Preferred Stocks	2.5
Investment Companies	1.2
Common Stocks	1.1
Foreign Convertible Obligations	1.0
Convertible Obligations	0.9
Foreign Common Stocks	0.1

Top Ten Industry Allocations - % Investments

Oil & Gas 15.7
Health Care - Services 9.4
Commercial Services 7.6
Real Estate 6.1
Food 5.5
Diversified Financial Services 5.5
Entertainment 5.2
Computers 4.6
Health Care - Products 4.4
Retail 3.1
0%
2%
4%
6%
8%
10%
12%
14%
16%

Value	Value
Retail	3.1
Health Care - Products	4.4
Computers	4.6
Entertainment	5.2
Diversified Financial Services	5.5
Food	5.5
Real Estate	6.1
Commercial Services	7.6
Health Care - Services	9.4
Oil & Gas	15.7

Top Ten Country Exposure - % Investments

United States
Norway
United Kingdom
Sweden
Canada
Mexico
China
France
Brazil
Germany
69.7
4.7
4.3
3.9
2.8
1.9
1.7
1.6
1.4
1.4
0%
10%
20%
30%
40%
50%
60%
70%

Value	Value
Germany	1.4
Brazil	1.4
France	1.6
China	1.7
Mexico	1.9
Canada	2.8
Sweden	3.9
United Kingdom	4.3
Norway	4.7
United States	69.7

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2025

SIM_A 0225

Class A: SHOAX

American Beacon

SiM High Yield Opportunities Fund

Class C: SHOCX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,994,069,948
# of Portfolio Holdings	110
Portfolio Turnover Rate	18%
Total Management Fees Paid	$5,415,083

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

GEO Group, Inc., 10.250%, Due 4/15/2031	2.0
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.9
QVC, Inc., 6.875%, Due 4/15/2029	1.6
AMN Healthcare, Inc., 4.625%, Due 10/1/2027	1.6
Viridien, 8.750%, Due 4/1/2027	1.6
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.5
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.5
TTM Technologies, Inc., 4.000%, Due 3/1/2029	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Select Medical Corp., 6.250%, Due 12/1/2032	1.5

Asset Allocation - % Investments

Value	Value
Corporate Obligations	65.2
Foreign Corporate Obligations	28.0
Preferred Stocks	2.5
Investment Companies	1.2
Common Stocks	1.1
Foreign Convertible Obligations	1.0
Convertible Obligations	0.9
Foreign Common Stocks	0.1

Top Ten Industry Allocations - % Investments

Value	Value
Retail	3.1
Health Care - Products	4.4
Computers	4.6
Entertainment	5.2
Diversified Financial Services	5.5
Food	5.5
Real Estate	6.1
Commercial Services	7.6
Health Care - Services	9.4
Oil & Gas	15.7

Top Ten Country Exposure - % Investments

Value	Value
Germany	1.4
Brazil	1.4
France	1.6
China	1.7
Mexico	1.9
Canada	2.8
Sweden	3.9
United Kingdom	4.3
Norway	4.7
United States	69.7

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2025

SIM_C 0225

Class C: SHOCX

American Beacon

SiM High Yield Opportunities Fund

Investor Class: SHYPX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,994,069,948
# of Portfolio Holdings	110
Portfolio Turnover Rate	18%
Total Management Fees Paid	$5,415,083

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

GEO Group, Inc., 10.250%, Due 4/15/2031	2.0
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.9
QVC, Inc., 6.875%, Due 4/15/2029	1.6
AMN Healthcare, Inc., 4.625%, Due 10/1/2027	1.6
Viridien, 8.750%, Due 4/1/2027	1.6
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.5
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.5
TTM Technologies, Inc., 4.000%, Due 3/1/2029	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Select Medical Corp., 6.250%, Due 12/1/2032	1.5

Asset Allocation - % Investments

Value	Value
Corporate Obligations	65.2
Foreign Corporate Obligations	28.0
Preferred Stocks	2.5
Investment Companies	1.2
Common Stocks	1.1
Foreign Convertible Obligations	1.0
Convertible Obligations	0.9
Foreign Common Stocks	0.1

Top Ten Industry Allocations - % Investments

Value	Value
Retail	3.1
Health Care - Products	4.4
Computers	4.6
Entertainment	5.2
Diversified Financial Services	5.5
Food	5.5
Real Estate	6.1
Commercial Services	7.6
Health Care - Services	9.4
Oil & Gas	15.7

Top Ten Country Exposure - % Investments

Value	Value
Germany	1.4
Brazil	1.4
France	1.6
China	1.7
Mexico	1.9
Canada	2.8
Sweden	3.9
United Kingdom	4.3
Norway	4.7
United States	69.7

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2025

SIM_Investor 0225

Investor Class: SHYPX

American Beacon

SiM High Yield Opportunities Fund

Class R5: SHOIX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,994,069,948
# of Portfolio Holdings	110
Portfolio Turnover Rate	18%
Total Management Fees Paid	$5,415,083

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

GEO Group, Inc., 10.250%, Due 4/15/2031	2.0
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.9
QVC, Inc., 6.875%, Due 4/15/2029	1.6
AMN Healthcare, Inc., 4.625%, Due 10/1/2027	1.6
Viridien, 8.750%, Due 4/1/2027	1.6
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.5
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.5
TTM Technologies, Inc., 4.000%, Due 3/1/2029	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Select Medical Corp., 6.250%, Due 12/1/2032	1.5

Asset Allocation - % Investments

Value	Value
Corporate Obligations	65.2
Foreign Corporate Obligations	28.0
Preferred Stocks	2.5
Investment Companies	1.2
Common Stocks	1.1
Foreign Convertible Obligations	1.0
Convertible Obligations	0.9
Foreign Common Stocks	0.1

Top Ten Industry Allocations - % Investments

Value	Value
Retail	3.1
Health Care - Products	4.4
Computers	4.6
Entertainment	5.2
Diversified Financial Services	5.5
Food	5.5
Real Estate	6.1
Commercial Services	7.6
Health Care - Services	9.4
Oil & Gas	15.7

Top Ten Country Exposure - % Investments

Value	Value
Germany	1.4
Brazil	1.4
France	1.6
China	1.7
Mexico	1.9
Canada	2.8
Sweden	3.9
United Kingdom	4.3
Norway	4.7
United States	69.7

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2025

SIM_R5 0225

Class R5: SHOIX

American Beacon

SiM High Yield Opportunities Fund

Class Y: SHOYX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,994,069,948
# of Portfolio Holdings	110
Portfolio Turnover Rate	18%
Total Management Fees Paid	$5,415,083

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

GEO Group, Inc., 10.250%, Due 4/15/2031	2.0
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.9
QVC, Inc., 6.875%, Due 4/15/2029	1.6
AMN Healthcare, Inc., 4.625%, Due 10/1/2027	1.6
Viridien, 8.750%, Due 4/1/2027	1.6
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.5
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.5
TTM Technologies, Inc., 4.000%, Due 3/1/2029	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Select Medical Corp., 6.250%, Due 12/1/2032	1.5

Asset Allocation - % Investments

Value	Value
Corporate Obligations	65.2
Foreign Corporate Obligations	28.0
Preferred Stocks	2.5
Investment Companies	1.2
Common Stocks	1.1
Foreign Convertible Obligations	1.0
Convertible Obligations	0.9
Foreign Common Stocks	0.1

Top Ten Industry Allocations - % Investments

Value	Value
Retail	3.1
Health Care - Products	4.4
Computers	4.6
Entertainment	5.2
Diversified Financial Services	5.5
Food	5.5
Real Estate	6.1
Commercial Services	7.6
Health Care - Services	9.4
Oil & Gas	15.7

Top Ten Country Exposure - % Investments

Value	Value
Germany	1.4
Brazil	1.4
France	1.6
China	1.7
Mexico	1.9
Canada	2.8
Sweden	3.9
United Kingdom	4.3
Norway	4.7
United States	69.7

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2025

SIM_Y 0225

Class Y: SHOYX

American Beacon

The London Company Income Equity Fund

Class A: ABCAX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

TLC_A 0225

Class A: ABCAX

American Beacon

The London Company Income Equity Fund

Class C: ABECX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

TLC_C 0225

Class C: ABECX

American Beacon

The London Company Income Equity Fund

Investor Class: ABCVX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$55	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

TLC_Investor 0225

Investor Class: ABCVX

American Beacon

The London Company Income Equity Fund

Class R5: ABCIX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

TLC_R5 0225

Class R5: ABCIX

American Beacon

The London Company Income Equity Fund

Class R6: ABCRX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

TLC_R6 0225

Class R6: ABCRX

American Beacon

The London Company Income Equity Fund

Class Y: ABCYX

Semi-Annual Shareholder Report - February 28, 2025

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - February 28, 2025

TLC_Y 0225

Class Y: ABCYX

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Account Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon® FUNDS

2025

SEMI-ANNUAL FINANCIAL STATEMENTS

February 28, 2025

FEAC FLOATING RATE INCOME FUND

SIM HIGH YIELD OPPORTUNITIES FUND

FEAC_SIM 0225

American Beacon Funds

Additional Fund Information	Back Cover

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	February 28, 2025

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 0.01%

Communication Services - 0.00%

Software - 0.00%
Internap Holding LLCA B C	63,490	$0

Energy - 0.00%

Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA B C	533,359	0

Financials - 0.01%

Commercial Services & Supplies - 0.01%
Constellis Holdings LLCA	69,609	1,601

Financial Services - 0.00%
GEE Acquisition Holdings Corp.A B C	94,492	0

Total Financials		1,601

Industrials - 0.00%

Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	1,409

Total Common Stocks (Cost $3,757,492)		3,010

PREFERRED STOCKS - 0.00% (Cost $339,302)

Energy - 0.00%

Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA B C D	2,077,530	0

	Principal Amount

BANK LOAN OBLIGATIONSE - 84.00%

Basic Materials - 2.11%

Chemicals - 2.00%
HB Fuller Co., 6.324%, Due 2/15/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	$155,789	155,789
Hexion Holdings Corp., 8.317%, Due 3/15/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	572,198	568,381
Minerals Technologies, Inc., 6.324%, Due 11/26/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	182,514	182,514
Nouryon Finance BV, 7.553%, Due 4/3/2028, 2024 USD Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	182,514	183,142
Paint Intermediate III LLC, 7.302%, Due 10/9/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	255,706	255,548
PMHC II, Inc., Due 4/23/2029, 2022 Term Loan BF	303,283	293,256

		1,638,630

Mining - 0.11%
Covia Holdings Corp., 7.567%, Due 2/14/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	91,257	91,257

Total Basic Materials		1,729,887

Communications - 5.92%

Advertising - 0.28%
CMG Media Corp., 7.929%, Due 6/18/2029, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	247,968	228,175

Internet - 4.00%
CMI Marketing, Inc., 8.688%, Due 3/23/2028, 2021 First Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	145,998	144,417

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 84.00% (continued)

Communications - 5.92% (continued)

Internet - 4.00% (continued)
Gen Digital, Inc., Due 2/13/2032, 2025 Term Loan BF	$1,730,568	$1,719,215
MH Sub I LLC, 8.574%, Due 5/3/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	369,834	361,410
Proofpoint, Inc., 7.324%, Due 8/31/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	201,698	202,117
PUG LLC, 9.074%, Due 3/15/2030, 2024 Extended Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	365,029	364,876
Research Now Group, Inc.,
9.585%, Due 7/15/2028, 2024 First Lien First Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	48,600	48,641
10.085%, Due 10/15/2028, 2024 First Lien Second Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	176,716	166,555
WeddingWire, Inc., 8.074%, Due 1/31/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	273,772	274,456

		3,281,687

Media - 1.28%
Anuvu Holdings 2 LLC,
8.451%, Due 3/24/2025, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)B C	2,259,893	949,155
12.701%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 8.250%)B C	1,967,848	98,392

		1,047,547

Telecommunications - 0.36%
Ensono LP, 8.438%, Due 5/26/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	299,763	297,836

Total Communications		4,855,245

Consumer Discretionary - 0.11%

Apparel - 0.11%
Hanesbrands, Inc., Due 2/20/2032, 2025 Term Loan BF	91,257	91,371

Consumer, Cyclical - 12.62%

Airlines - 0.11%
American Airlines, Inc., 6.175%, Due 1/29/2027, 2017 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	92,800	92,303

Apparel - 0.66%
WH Borrower LLC, 9.072%, Due 2/12/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	537,612	537,746

Auto Parts & Equipment - 0.37%
First Brands Group LLC, 9.552%, Due 3/30/2027, 2022 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	158,746	151,960
Power Stop LLC, 9.174%, Due 1/26/2029, 2022 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	158,213	147,040

		299,000

Distribution/Wholesale - 1.12%
Core & Main LP, 6.270%, Due 2/9/2031, 2024 Term Loan E, (6 mo. USD Secured Overnight Financing Rate + 2.000%)	91,257	91,429
Gloves Buyer, Inc., Due 1/17/2032, 2025 Term LoanF	252,561	250,982
Resideo Funding, Inc., 6.109%, Due 6/13/2031, 2024 M&A 1st lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	91,257	91,229
Windsor Holdings III LLC, 7.822%, Due 8/1/2030, 2024 USD 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	489,629	487,793

		921,433

Entertainment - 5.75%
Allen Media LLC, 9.979%, Due 2/10/2027, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	2,937,213	1,754,985
AP Gaming I LLC, Due 2/15/2029, 2022 Term Loan BF	156,833	157,589

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 84.00% (continued)

Consumer, Cyclical - 12.62% (continued)

Entertainment - 5.75% (continued)
CE Intermediate I LLC,
7.939%, Due 11/10/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	$90,389	$90,314
Due 2/6/2032, 2025 Term Loan BF	47,220	47,250
Delta 2 Lux SARL,
6.329%, Due 9/30/2031, 2024 Term Loan B1, (3 mo. USD PRIME + 2.000%)	185,863	186,095
Due 9/30/2031, 2024 Term Loan B2F	92,928	93,044
Deluxe Entertainment Services Group, Inc.,
Due 1/25/2026, 2019 1st Lien Term LoanB C F G	85,274	0
Due 1/25/2026, 2019 2nd Lien Term LoanB C F G	1,147,214	0
DK Crown Holdings, Inc., Due 2/25/2032, 2025 Term Loan BF	115,667	115,233
Flutter Financing BV, 6.079%, Due 11/30/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	730,057	727,546
J&J Ventures Gaming LLC, 7.824%, Due 4/26/2030, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	248,389	247,224
Light & Wonder International, Inc., 6.562%, Due 4/14/2029, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	547,543	547,631
PCI Gaming Authority, 6.324%, Due 7/18/2031, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	493,269	492,218
UFC Holdings LLC, 6.580%, Due 11/21/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	257,011	256,995

		4,716,124

Food Service - 0.76%
Aramark Services, Inc., 6.324%, Due 6/22/2030, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	91,257	91,485
Golden State Foods LLC, 8.564%, Due 12/4/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	522,758	526,925

		618,410

Leisure Time - 0.30%
GBT U.S. III LLC, 6.802%, Due 7/28/2031, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	246,299	245,870

Lodging - 0.15%
Station Casinos LLC, 6.324%, Due 3/14/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	123,058	122,888

Retail - 3.40%
Highline Aftermarket Acquisition LLC, 7.824%, Due 2/19/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	182,514	182,514
Johnstone Supply LLC, 6.820%, Due 6/9/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	899,303	895,553
Les Schwab Tire Centers, 6.813% - 6.824%, Due 4/23/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%, 3 mo. USD Secured Overnight Financing Rate + 2.500%)	91,258	91,029
NPC International, Inc., 9.077%, Due 4/19/2024, 1st Lien Term Loan, (3 mo. USD PRIME)B C G H	870,573	–
Peer Holding III BV,
Due 10/28/2030, 2023 Term Loan B4F	617,241	618,272
Due 7/1/2031, 2024 Term Loan B5F	446,467	446,886
Sweetwater Borrower LLC, 8.688%, Due 8/7/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	36,503	36,503
Thermostat Purchaser III, Inc., 8.579%, Due 8/31/2028, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	273,273	274,648
White Cap Buyer LLC, 7.574%, Due 10/19/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	246,018	245,152

		2,790,557

Total Consumer, Cyclical		10,344,331

Consumer, Non-Cyclical - 28.46%

Beverages - 2.27%
City Brewing Co. LLC,
13.580%, Due 1/5/2026, 2024 Super Priority Term Loan, (3 mo. USD Secured Overnight Financing Rate + 9.000%)	349,822	332,331

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 84.00% (continued)

Consumer, Non-Cyclical - 28.46% (continued)

Beverages - 2.27% (continued)
City Brewing Co. LLC, (continued)
8.064%, Due 4/5/2028, 2024 FLFO Roll Up Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	$1,943,653	$971,826
9.564%, Due 4/5/2028, 2024 1st Lien 2nd Out Term Loan, PIK (in-kind rate 1.500%)F	2,053,029	143,712
10.814%, Due 4/5/2028, 2024 First Out New Money Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.250%)	835,676	417,838

		1,865,707

Commercial Services - 8.43%
AlixPartners LLP, 6.938%, Due 2/4/2028, 2021 USD Term Loan BF	485,762	486,855
Boost Newco Borrower LLC,
6.291%, Due 1/31/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	122,652	122,499
6.291%, Due 1/31/2031, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	91,257	91,462
Catawba Nation Gaming Authority, Due 12/16/2031, Term Loan BF	274,807	276,868
Cimpress PLC, 6.824%, Due 5/17/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	91,257	90,801
Creative Artists Agency LLC, 7.074%, Due 10/1/2031, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	246,371	246,440
Crisis Prevention Institute, Inc., 8.324%, Due 4/9/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	301,554	301,304
Grant Thornton Advisors LLC,
Due 6/2/2031, 2025 Delayed Draw Term LoanF I	219,042	218,555
7.055%, Due 6/2/2031, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	742,911	741,261
Hertz Corp.,
7.938%, Due 6/30/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	231,960	200,967
7.938%, Due 6/30/2028, 2021 Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	45,301	39,248
8.074%, Due 6/30/2028, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	62,244	54,019
New Constellis Borrower LLC, Due 3/27/2026, 2020 2nd Lien Term Loan, PIK (in-kind rate 13.400%)F	179,862	85,134
Nuvei Technologies Corp., 7.324%, Due 11/15/2031, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	246,573	246,236
Prime Security Services Borrower LLC, Due 2/7/2032, 2025 Incremental Term Loan BF	942,746	934,205
Priority Holdings LLC, 9.074%, Due 5/16/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	244,445	244,751
Stats Intermediate Holdings LLC, 9.834%, Due 7/10/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	498,688	484,974
Teneo Holdings LLC, 9.074%, Due 3/13/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	982,114	989,784
Veritiv Corp., 8.313%, Due 11/30/2030, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	573,826	574,118
Vestis Corp., 6.579%, Due 2/22/2031, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	36,503	36,518
VM Consolidated, Inc., 6.574%, Due 3/24/2028, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	200,461	200,361
VT Topco, Inc., 7.329%, Due 8/9/2030, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	246,412	246,597

		6,912,957

Cosmetics/Personal Care - 0.30%
KDC/ONE Development Corp., Inc., Due 8/15/2028, 2024 Term LoanF	246,724	247,516

Food - 1.24%
Primary Products Finance LLC, 7.546%, Due 4/1/2029, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	583,605	581,416
Sauer Brands, Inc.,
Due 2/4/2032, Delayed Draw Term LoanF I	21,275	21,298
7.573%, Due 2/4/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	225,512	225,758
United Natural Foods, Inc., 9.074%, Due 5/1/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	182,514	184,719

		1,013,191

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 84.00% (continued)

Consumer, Non-Cyclical - 28.46% (continued)

Health Care - Products - 3.81%
Carestream Health, Inc., 11.929%, Due 9/30/2027, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	$2,239,005	$1,516,926
Hanger, Inc.,
3.500%, Due 10/23/2031, 2024 Delayed Draw Term LoanF I	68,550	68,593
7.824%, Due 10/23/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	532,405	532,741
Lifescan Global Corp., 10.922%, Due 12/31/2026, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.500%)	2,089,189	1,002,811

		3,121,071

Health Care - Services - 3.92%
ADMI Corp., 7.813%, Due 12/23/2027, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.375%)	91,257	90,140
Global Medical Response, Inc., 9.790%, Due 10/31/2028, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	49,362	49,300
LifePoint Health, Inc.,
7.817%, Due 5/17/2031, 2024 Incremental Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	61,019	58,769
8.052%, Due 5/17/2031, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	289,961	279,270
MDVIP, Inc., 7.324%, Due 10/16/2028, 2024 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	273,671	273,102
Phoenix Guarantor, Inc., 6.824%, Due 2/21/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	313,078	311,854
SM Wellness Holdings, Inc., 9.052%, Due 4/14/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	304,279	300,475
U.S. Fertility Enterprises LLC,
2.250%, Due 10/11/2031, 2024 Delayed Draw Term LoanF I	19,975	20,087
8.785%, Due 10/11/2031, 2024 Term Loan, (6 mo. USD Secured Overnight Financing Rate + 4.500%)	439,439	441,913
Women’s Care Enterprises LLC,
8.891%, Due 1/15/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	316,368	294,222
12.641%, Due 1/12/2029, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.250%)	1,247,207	1,094,425

		3,213,557

Household Products/Wares - 1.33%
Reynolds Consumer Products LLC,
Due 2/4/2027, Term LoanF	494,474	494,593
Due 2/20/2032, 2025 Term Loan BF	592,544	593,285

		1,087,878

Pharmaceuticals - 7.16%
Alvogen Pharma U.S., Inc., 12.924%, Due 6/30/2025, 2022 Extended Term LoanF	4,774,378	4,201,453
Amneal Pharmaceuticals LLC, 9.824%, Due 5/4/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	23,950	24,340
Bayou Intermediate II LLC, 9.052%, Due 8/2/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	306,350	305,839
Grifols Worldwide Operations USA, Inc., 6.463%, Due 11/15/2027, 2019 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	1	1
Jazz Financing Lux SARL, 6.574%, Due 5/5/2028, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	185,600	185,745
LSCS Holdings, Inc., Due 2/20/2032, 2025 Term LoanF	97,074	96,832
Organon & Co., 6.570%, Due 5/19/2031, 2024 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	182,514	181,753
Perrigo Investments LLC, 6.324%, Due 4/20/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	365,028	364,915
Southern Veterinary Partners LLC, 7.575%, Due 12/4/2031, 2024 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	323,550	323,718
Vizient, Inc., 6.324%, Due 8/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	182,515	183,009

		5,867,605

Total Consumer, Non-Cyclical		23,329,482

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 84.00% (continued)

Energy - 0.32%

Oil & Gas - 0.12%
Lealand Finance Co. BV,
7.438%, Due 6/30/2027, 2020 Make Whole Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	$142,892	$71,446
8.438%, Due 12/31/2027, 2020 Take Back Term Loan, PIK (in-kind rate 4.000%)F	3,171	1,291
Liquid Tech Solutions LLC, 8.116% - 8.217%, Due 3/19/2028, 2024 Repriced Term Loan B, (3 mo. USD PRIME + 3.750%, 3 mo. USD Secured Overnight Financing Rate + 3.750%)	25,350	25,413

		98,150

Pipelines - 0.20%
Epic Crude Services LP, 7.302%, Due 10/15/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	161,775	162,208

Total Energy		260,358

Financial - 11.26%

Banks - 0.41%
Chrysaor Bidco SARL,
Due 10/30/2031, Delayed Draw Term LoanF	23,015	23,183
Due 10/30/2031, Term Loan BF	311,201	313,469

		336,652

Diversified Financial Services - 6.69%
Apex Group Treasury LLC, 7.819%, Due 2/20/2032, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	710,955	713,621
Aretec Group, Inc., 7.824%, Due 8/9/2030, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	60,060	59,922
Armor Holding II LLC, 8.035%, Due 12/11/2028, 2024 Term LoanF	490,186	493,656
AssetMark Financial Holdings, Inc., 7.079%, Due 9/5/2031, 2024 Term LoanF	246,668	246,244
Blackhawk Network Holdings, Inc., 8.324%, Due 3/12/2029, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	184,015	184,738
Focus Financial Partners LLC,
7.065%, Due 9/15/2031, 2025 Fungible Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	755,864	754,255
7.574%, Due 9/15/2031, 2024 Delayed Draw Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	63,357	63,222
7.574%, Due 9/15/2031, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,125,676	1,123,279
Gen II Fund Services LLC, 7.079%, Due 11/26/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	353,929	354,372
Grosvenor Capital Management Holdings LLP, Due 2/25/2030, 2024 Term Loan BF	123,114	123,307
Hightower Holding LLC, 7.291%, Due 2/3/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	91,257	91,029
Jane Street Group LLC, 6.313%, Due 12/15/2031, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	528,000	521,236
Janney Montgomery Scott LLC,
1.625%, Due 11/28/2031, Delayed Draw Term LoanF I	83,931	84,132
7.579%, Due 11/28/2031, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	503,583	504,792
VFH Parent LLC, 6.824%, Due 6/21/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	91,257	91,348
Virtus Investment Partners, Inc., 6.688%, Due 9/28/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	74,217	74,217

		5,483,370

Insurance - 1.65%
Acrisure LLC, 7.324%, Due 11/6/2030, 2024 1st Lien Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	36,503	36,435
Ardonagh Midco 3 PLC, Due 2/15/2031, 2025 Repriced Term Loan BF	64,968	64,562
Baldwin Insurance Group Holdings LLC, 7.310%, Due 5/26/2031, 2024 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	182,515	182,743
Howden Group Holdings Ltd., 7.324%, Due 2/15/2031, 2024 USD 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	312,271	311,375
HUB International Ltd., 6.787%, Due 6/20/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	242,950	243,103
Ryan Specialty Group LLC, 6.574%, Due 9/15/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	182,514	182,240
Truist Insurance Holdings LLC, 7.079%, Due 5/6/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	36,503	36,429

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 84.00% (continued)

Financial - 11.26% (continued)

Insurance - 1.65% (continued)
USI, Inc., 6.579%, Due 11/21/2029, 2024 Term Loan D, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	$296,639	$295,619

		1,352,506

Investment Companies - 1.91%
Dragon Buyer, Inc., 7.579%, Due 9/30/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	305,041	305,117
Intrado Corp., 7.829%, Due 1/31/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	483,679	480,356
Nvent Electric PLC, 7.824%, Due 1/30/2032, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	479,428	482,185
Solaris U.S. Bidco LLC, 9.563%, Due 11/29/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	301,554	293,011

		1,560,669

REITS - 0.60%
RHP Hotel Properties LP, 6.324%, Due 5/18/2030, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	495,584	494,964

Total Financial		9,228,161

Industrial - 13.74%

Aerospace/Defense - 0.45%
Dynasty Acquisition Co., Inc.,
6.574%, Due 10/31/2031, 2024 1st Lien Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	268,811	268,572
6.574%, Due 10/31/2031, 2024 1st Lien Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	102,247	102,156

		370,728

Building Materials - 1.70%
Griffon Corp., 6.329%, Due 1/24/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	256,079	257,359
IPS Corp., 7.824%, Due 10/2/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	245,294	244,144
Knife River Corp., Due 2/20/2032, Term LoanF	365,028	364,802
Quikrete Holdings, Inc., Due 2/10/2032, 2025 Term Loan BF	494,261	493,336
Smyrna Ready Mix Concrete LLC, 7.322%, Due 4/2/2029, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	36,503	36,640

		1,396,281

Electronics - 0.82%
LSF12 Crown U.S. Commercial Bidco LLC, 8.573%, Due 12/2/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	496,304	484,309
NorthPole Newco SARL,
14.750%, Due 3/3/2025, 2022 Term Loan B1, (1 mo. USD PRIME + 7.000%)B C H	1,223,860	0
14.500%, Due 3/18/2025, Term Loan, (3 mo. USD PRIME + 7.000%)H	3,425,455	171,273
Due 12/31/2025, 2022 RevolverF H J	272,197	13,269
3.000%, Due 12/31/2025, 2022 Term Loan, PIK (in-kind rate 11.000%)B C F H J	24,726	0

		668,851

Engineering & Construction - 0.24%
Chromalloy Corp., 8.060% - 8.061%, Due 3/27/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	196,606	196,551

Environmental Control - 2.19%
Bingo Industries Ltd., 8.090%, Due 7/14/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	700,965	521,217
EnergySolutions LLC, 7.574%, Due 9/20/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	463,778	465,322
Gfl Environmental, Inc., Due 2/4/2032, 2025 Term Loan BF	182,514	181,945
Madison IAQ LLC, 6.762%, Due 6/21/2028, Term Loan, (6 mo. USD Secured Overnight Financing Rate + 2.500%)	355,156	354,648

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 84.00% (continued)

Industrial - 13.74% (continued)

Environmental Control - 2.19% (continued)
Reworld Holding Corp.,
6.567%, Due 11/30/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	$248,556	$248,308
6.567%, Due 11/30/2028, Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	25,842	25,816

		1,797,256

Hand/Machine Tools - 0.45%
Dynamo Newco II GmbH, 8.262%, Due 10/1/2031, USD Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.000%)	64,548	64,750
Madison Safety & Flow LLC, 7.574%, Due 9/26/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	301,094	301,344

		366,094

Machinery - Construction & Mining - 0.38%
Vertiv Group Corp., 6.073%, Due 3/2/2027, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	312,015	311,712

Machinery - Diversified - 2.54%
Arcline FM Holdings LLC, 8.803%, Due 6/23/2028, 2024 Term LoanF	54,506	54,437
Chart Industries, Inc., 6.805%, Due 3/15/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	91,257	91,257
CPM Holdings, Inc., 8.823%, Due 9/28/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	254,339	241,658
Crown Equipment Corp., 6.814%, Due 10/10/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	97,065	97,308
DXP Enterprises, Inc., 8.074%, Due 10/11/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	445,870	447,542
Project Castle, Inc., 9.762% - 12.000%, Due 6/1/2029, Term Loan B, (3 mo. USD PRIME + 4.500%, 3 mo. USD Secured Overnight Financing Rate + 5.500%)	98,626	82,648
SPX Flow, Inc., 7.324%, Due 4/5/2029, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	571,248	572,854
TK Elevator U.S. Newco, Inc., 7.737%, Due 4/30/2030, USD Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 3.500%)	492,410	492,474

		2,080,178

Miscellaneous Manufacturing - 0.18%
Gemini HDPE LLC, Due 12/31/2027, 2020 Term Loan BF	152,223	151,939

Packaging & Containers - 2.88%
Berlin Packaging LLC, 7.823% - 7.829%, Due 6/7/2031, 2024 Term Loan B7, (1 mo. USD Secured Overnight Financing Rate + 3.500%, 3 mo. USD Secured Overnight Financing Rate + 3.500%)	123,279	123,202
Canister International Group, Inc., 7.824%, Due 3/22/2029, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	297,706	299,195
Graham Packaging Co., Inc., 6.824%, Due 8/4/2027, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	494,208	493,961
Iris Holding, Inc., 9.141%, Due 6/28/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	297,344	284,787
Pactiv Evergreen Group Holdings, Inc., 6.824%, Due 9/24/2028, 2024 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	493,914	493,697
Plaze, Inc.,
7.938%, Due 8/3/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	266,144	253,370
8.188%, Due 8/3/2026, 2020 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	158,737	151,118
Pretium Packaging LLC, 8.470%, Due 10/2/2028, Second Out Term Loan A1, PIK (in-kind rate 3.900%)F	1,018	704
Ring Container Technologies Group LLC, 7.074%, Due 8/12/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	261,078	261,308

		2,361,342

Transportation - 1.91%
AIT Worldwide Logistics, Inc., 8.302%, Due 4/8/2030, 2025 Repriced Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	452,325	452,796
Echo Global Logistics, Inc., 8.174%, Due 11/23/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	266,232	263,312

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 84.00% (continued)

Industrial - 13.74% (continued)

Transportation - 1.91% (continued)
First Student Bidco, Inc.,
6.892%, Due 7/21/2028, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	$128,898	$128,558
6.892%, Due 7/21/2028, 2024 Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	39,414	39,310
Kenan Advantage Group, Inc., 7.574%, Due 1/25/2029, 2024 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	292,524	291,792
NA Rail Hold Co. LLC, Due 2/26/2032, 2025 Term Loan BF	98,506	98,629
Odyssey Logistics & Technology Corp., 8.829%, Due 10/12/2027, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	287,871	288,015

		1,562,412

Total Industrial		11,263,344

Technology - 8.75%

Computers - 2.47%
Ahead DB Holdings LLC, 7.291%, Due 2/1/2031, 2024 Term Loan B3, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	62,346	62,487
Amentum Government Services Holdings LLC, 6.574%, Due 9/29/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	547,543	538,645
Clover Holdings 2 LLC, 8.428%, Due 12/9/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	97,065	96,884
Magenta Security Holdings LLC,
10.541%, Due 7/27/2028, 2024 Super Priority Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.250%)	362,442	367,698
11.551%, Due 7/27/2028, 2024 Second Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.000%)	40,298	21,005
Nielsen Consumer, Inc., 7.824%, Due 3/6/2028, 2025 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	365,028	364,269
SonicWall U.S. Holdings, Inc., 11.979%, Due 5/18/2026, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	320,469	301,722
UST Holdings Ltd., 7.317%, Due 11/20/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	24,628	24,689
Verifone Systems, Inc., 8.583%, Due 8/20/2025, 2018 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	256,956	244,049

		2,021,448

Semiconductors - 1.63%
Natel Engineering Co., Inc., 10.688%, Due 4/30/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	1,428,647	1,340,071

Software - 4.65%
AthenaHealth Group, Inc., 7.324%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	182,514	181,992
BCPE Pequod Buyer, Inc., 7.791%, Due 11/25/2031, USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	298,637	299,865
Central Parent, Inc., 7.579%, Due 7/6/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	290,444	265,103
Clearwater Analytics LLC, Due 2/7/2032, 2025 Term Loan BF	79,207	79,108
Cloud Software Group, Inc.,
7.829%, Due 3/30/2029, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	44,592	44,688
8.079%, Due 3/21/2031, 2024 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	271,514	272,269
Cloudera, Inc., 8.174%, Due 10/8/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	256,560	255,064
Darktrace PLC, 7.535%, Due 10/9/2031, 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	153,006	152,484
Epicor Software Corp.,
Due 5/30/2031, 2024 Delayed Draw Term LoanF	30,797	30,883
7.074%, Due 5/30/2031, 2024 Term Loan E, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	290,363	291,173
Evertec Group LLC, 7.074%, Due 10/30/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	90,003	90,454
Flash Charm, Inc., 7.791%, Due 3/2/2028, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	242,423	228,113
Genesys Cloud Services Holdings II LLC, 6.824%, Due 1/30/2032, 2025 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	341,855	340,145

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 84.00% (continued)

Technology - 8.75% (continued)

Software - 4.65% (continued)
iSolved, Inc., 7.574%, Due 10/15/2030, 2024 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	$153,843	$154,852
Javelin Buyer, Inc., 7.563%, Due 12/5/2031, 2024 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	97,065	97,429
Mitchell International, Inc., 7.574%, Due 6/17/2031, 2024 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	61,324	60,853
Open Text Corp., 6.074%, Due 1/31/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	257,205	256,884
PointClickCare Technologies, Inc., 7.579%, Due 11/3/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	61,635	61,712
Quartz Acquireco LLC, 7.079%, Due 6/28/2030, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	253,801	253,483
Rocket Software, Inc., 8.574%, Due 11/28/2028, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	245,131	245,744
Turing Midco LLC, 7.188%, Due 3/24/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	153,704	149,814

		3,812,112

Total Technology		7,173,631

Utilities - 0.71%

Electric - 0.71%
Alpha Generation LLC, 7.074%, Due 9/30/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	301,008	301,525
Cornerstone Generation LLC, Due 10/28/2031, Term Loan BF	283,909	284,384

		585,909

Total Utilities		585,909

Total Bank Loan Obligations (Cost $85,096,135)		68,861,719

CORPORATE OBLIGATIONS - 6.16%

Basic Materials - 0.68%

Chemicals - 0.68%
Vibrantz Technologies, Inc., 9.000%, Due 2/15/2030K	615,000	554,787

Consumer, Cyclical - 1.27%

Airlines - 0.17%
United Airlines, Inc., 4.375%, Due 4/15/2026K	139,000	137,260

Entertainment - 0.39%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.500%, Due 2/15/2028K	450,000	175,500
Caesars Entertainment, Inc., 7.000%, Due 2/15/2030K	139,000	143,254

		318,754

Food Service - 0.16%
Aramark Services, Inc., 5.000%, Due 2/1/2028K	139,000	136,632

Leisure Time - 0.16%
Carnival Corp., 4.000%, Due 8/1/2028K	139,000	133,631

Lodging - 0.14%
Hilton Domestic Operating Co., Inc., 3.625%, Due 2/15/2032K	127,000	112,512

Retail - 0.25%
Costco Wholesale Corp., 1.750%, Due 4/20/2032	125,000	103,982
Home Depot, Inc., 1.375%, Due 3/15/2031	125,000	103,622

		207,604

Total Consumer, Cyclical		1,046,393

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 6.16% (continued)

Consumer, Non-Cyclical - 0.72%

Food - 0.42%
Mars, Inc., 1.625%, Due 7/16/2032K	$128,000	$103,307
Mondelez International, Inc., 1.875%, Due 10/15/2032	127,000	104,234
U.S. Foods, Inc., 5.750%, Due 4/15/2033K	139,000	136,649

		344,190

Health Care - Services - 0.17%
IQVIA, Inc., 5.000%, Due 5/15/2027K	139,000	137,674

Household Products/Wares - 0.13%
Church & Dwight Co., Inc., 2.300%, Due 12/15/2031	125,000	107,462

Total Consumer, Non-Cyclical		589,326

Financial - 0.48%

REITS - 0.48%
SBA Communications Corp., 3.875%, Due 2/15/2027	139,000	135,440
VICI Properties LP/VICI Note Co., Inc., 4.125%, Due 8/15/2030K	276,000	259,810

		395,250

Total Financial		395,250

Industrial - 1.67%

Environmental Control - 0.29%
Madison IAQ LLC, 5.875%, Due 6/30/2029K	139,000	134,041
Republic Services, Inc., 1.750%, Due 2/15/2032	125,000	102,916

		236,957

Machinery - Construction & Mining - 0.16%
Vertiv Group Corp., 4.125%, Due 11/15/2028K	139,000	133,634

Packaging & Containers - 1.05%
Graham Packaging Co., Inc., 7.125%, Due 8/15/2028K	139,000	138,098
Iris Holding, Inc., 10.000%, Due 12/15/2028K	281,000	259,639
LABL, Inc., 8.625%, Due 10/1/2031K	228,000	206,054
Mauser Packaging Solutions Holding Co., 9.250%, Due 4/15/2027K	250,000	253,724

		857,515

Transportation - 0.17%
Genesee & Wyoming, Inc., 6.250%, Due 4/15/2032K	139,000	140,139

Total Industrial		1,368,245

Technology - 1.34%

Semiconductors - 0.16%
Entegris, Inc., 4.750%, Due 4/15/2029K	139,000	134,330

Software - 1.18%
AppLovin Corp., 5.125%, Due 12/1/2029	276,000	278,313
Camelot Finance SA, 4.500%, Due 11/1/2026K	417,000	409,883
SS&C Technologies, Inc., 5.500%, Due 9/30/2027K	276,000	274,741

		962,937

Total Technology		1,097,267

Total Corporate Obligations (Cost $5,197,354)		5,051,268

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 0.17% (Cost $137,721)

Industrial - 0.17%

Machinery - Diversified - 0.17%
TK Elevator U.S. Newco, Inc., 5.250%, Due 7/15/2027K	$139,000	$137,609

TOTAL INVESTMENTS - 90.34% (Cost $94,528,004)		74,053,606
OTHER ASSETS, NET OF LIABILITIES - 9.66%		7,921,890

TOTAL NET ASSETS - 100.00%		$81,975,496

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Value was determined using significant unobservable inputs.

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $1,047,547 or 1.28% of net assets.

D A type of Preferred Stock that has no maturity date.

E Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

F Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of February 28, 2025.

G Zero coupon bank loan.

H Default Security. At period end, the amount of securities in default was $184,542 or 0.23% of net assets.

I All or a portion of the security is an Unfunded Loan Commitment. The rate represents the current interest rate if the loan is partially funded.

J Fixed Rate.

K Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,252,908 or 5.19% of net assets. The Fund has no right to demand registration of these securities.

FLFO - First Lien First Out.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs – Real Estate Investment Trusts.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2025, the investments were classified as described below:

FEAC Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$–	$3,010	$0	(1)	$3,010
Preferred Stocks	–	–	0	(1)	0	(1)
Bank Loan Obligations	–	67,814,172	1,047,547	(1)	68,861,719
Corporate Obligations	–	5,051,268	–		5,051,268
Foreign Corporate Obligations	–	137,609	–		137,609

Total Investments in Securities - Assets	$–	$73,006,059	$1,047,547		$74,053,606

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2025, one preferred stock with $0 fair value was transferred into Level 3.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2024		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balance as of 2/28/2025		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$519,491	(1)	$–	$–	$–	$–	$(519,491)	$–		$–	$0	(1)	$(2,638,302)
Preferred Stocks	-		-	-	-	-	-	0	(1)	-	0	(1)	(339,302)
Bank Loan Obligations	3,626,660	(1)	1,432,772	1,181,695	135,183	-	(2,965,373)	–		–	1,047,547	(1)	(6,506,020)

	$4,146,151	(1)	$1,432,772	$1,181,695	$135,183	$–	$(3,484,864)	$–		$–	$1,047,547	(1)	$(9,483,624)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended February 28, 2025, three common stocks and one preferred stock have been fair valued at $0 by the Valuation Committee due to the use of significant unobservable inputs. Bank loan obligations valued at 1,047,547 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 1.06%

Consumer Staples - 0.50%

Food Products - 0.50%
Nova Austral SAA B C	10,322,247	$10,047,923

Financials - 0.56%

Mortgage Real Estate Investment Trusts (REITs) - 0.56%
AGNC Investment Corp.	346,000	3,608,780
Annaly Capital Management, Inc.	338,932	7,442,947

		11,051,727

Total Financials		11,051,727

Total Common Stocks (Cost $48,619,828)		21,099,650

PREFERRED STOCKS - 2.43%

Financials - 2.43%

Mortgage Real Estate Investment Trusts (REITs) - 2.43%
AGNC Investment Corp.,
Series C, 9.675%, (3 mo. USD Term SOFR + 5.373%)D E	230,515	5,947,287
Series D, 8.896%, (3 mo. USD Term SOFR + 4.594%)D E	145,558	3,697,173
Series E, 10.122%, (3 mo. USD LIBOR + 4.993%)D E	413,322	10,572,777
Series F, 6.125%, (3 mo. USD LIBOR + 4.697%)D E	204,775	5,168,521
Annaly Capital Management, Inc.,
Series F, 9.571%, (3 mo. USD Term SOFR + 5.255%)D E	476,693	12,384,484
Series G, 8.750%, (3 mo. USD Term SOFR + 4.434%)D E	387,379	9,916,903
Series I, 9.579%, (3 mo. USD Term SOFR + 5.251%)D E	32,000	824,960

		48,512,105

Total Financials		48,512,105

Total Preferred Stocks (Cost $46,277,399)		48,512,105

	Principal Amount

CORPORATE OBLIGATIONS - 63.35%

Communications - 2.97%

Internet - 0.62%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, Due 3/1/2029F	$13,360,000	12,381,980

Media - 1.48%
Univision Communications, Inc., 7.375%, Due 6/30/2030F	30,325,000	29,609,630

Telecommunications - 0.87%
Ciena Corp., 4.000%, Due 1/31/2030F	18,612,000	17,293,846

Total Communications		59,285,456

Consumer, Cyclical - 10.73%

Entertainment - 3.86%
Churchill Downs, Inc., 6.750%, Due 5/1/2031F	24,867,000	25,352,404
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029F	30,996,000	30,034,830
Vail Resorts, Inc., 6.500%, Due 5/15/2032F	21,125,000	21,571,022

		76,958,256

Leisure Time - 1.12%
Life Time, Inc., 6.000%, Due 11/15/2031F	22,255,000	22,340,081

Lodging - 2.73%
Boyd Gaming Corp., 4.750%, Due 6/15/2031F	29,898,000	28,168,828
Station Casinos LLC,
4.500%, Due 2/15/2028F	4,938,000	4,770,585
4.625%, Due 12/1/2031F	23,440,000	21,584,794

		54,524,207

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 63.35% (continued)

Consumer, Cyclical - 10.73% (continued)

Retail - 3.02%
FirstCash, Inc., 6.875%, Due 3/1/2032F		$28,025,000	$28,619,999
QVC, Inc., 6.875%, Due 4/15/2029F		38,811,000	31,493,977

			60,113,976

Total Consumer, Cyclical			213,936,520

Consumer, Non-Cyclical - 28.18%

Agriculture - 1.32%
Turning Point Brands, Inc., 7.625%, Due 3/15/2032F		25,635,000	26,422,835

Commercial Services - 7.41%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027F		32,326,000	31,218,440
Carriage Services, Inc., 4.250%, Due 5/15/2029F		27,453,000	25,383,870
CoreCivic, Inc., 8.250%, Due 4/15/2029		26,051,000	27,619,687
CPI CG, Inc., 10.000%, Due 7/15/2029F		21,890,000	23,637,369
GEO Group, Inc., 10.250%, Due 4/15/2031		36,475,000	39,964,199

			147,823,565

Cosmetics/Personal Care - 1.10%
Prestige Brands, Inc., 3.750%, Due 4/1/2031F		24,280,000	21,872,432

Food - 3.96%
Nova Austral SA,
1.000%, Due 11/30/2026B C G		2,076,910	2,076,910
10.000%, Due 4/30/2027B C		3,598,455	3,598,455
Due 11/30/2100B C H		4,098,252	410
Post Holdings, Inc., 6.250%, Due 10/15/2034F		22,825,000	22,693,414
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029F		26,905,000	25,090,949
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028		27,770,000	25,449,253

			78,909,391

Health Care - Products - 4.23%
Avantor Funding, Inc.,
3.875%, Due 7/15/2028F	EUR	5,000,000	5,193,222
4.625%, Due 7/15/2028F		$10,255,000	9,923,411
3.875%, Due 11/1/2029F		4,450,000	4,123,963
Medline Borrower LP, 3.875%, Due 4/1/2029F		21,225,000	19,883,428
Neogen Food Safety Corp., 8.625%, Due 7/20/2030F		23,999,000	25,489,218
Teleflex, Inc., 4.250%, Due 6/1/2028F		20,550,000	19,704,560

			84,317,802

Health Care - Services - 9.18%
Acadia Healthcare Co., Inc.,
5.500%, Due 7/1/2028F		20,878,000	20,096,913
5.000%, Due 4/15/2029F		7,345,000	6,859,177
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031F		32,873,000	29,747,014
Concentra Escrow Issuer Corp., 6.875%, Due 7/15/2032F		25,499,000	26,441,851
Encompass Health Corp., 4.750%, Due 2/1/2030		17,765,000	17,201,475
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030F		24,555,000	23,771,536
Select Medical Corp., 6.250%, Due 12/1/2032F		29,805,000	29,664,520
Tenet Healthcare Corp., 6.750%, Due 5/15/2031		28,690,000	29,254,590

			183,037,076

Pharmaceuticals - 0.98%
Option Care Health, Inc., 4.375%, Due 10/31/2029F		20,845,000	19,559,297

Total Consumer, Non-Cyclical			561,942,398

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 63.35% (continued)

Energy - 2.12%

Oil & Gas - 2.12%
Tidewater, Inc., 10.375%, Due 7/3/2028F		$14,900,000	$15,885,238
Transocean, Inc.,
7.500%, Due 4/15/2031		25,685,000	22,642,007
6.800%, Due 3/15/2038		4,850,000	3,802,682

			42,329,927

Total Energy			42,329,927

Financial - 6.78%

Diversified Financial Services - 2.52%
Encore Capital Group, Inc.,
4.250%, Due 6/1/2028F	GBP	19,445,000	23,049,967
9.250%, Due 4/1/2029F		$4,260,000	4,533,560
PRA Group, Inc.,
5.000%, Due 10/1/2029F		18,125,000	16,910,028
8.875%, Due 1/31/2030F		5,540,000	5,832,064

			50,325,619

Real Estate - 3.25%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029F		12,875,000	10,591,834
5.250%, Due 4/15/2030F		36,490,000	28,765,709
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030F		24,121,000	25,379,320

			64,736,863

REITS -1.01%
Iron Mountain Information Management Services, Inc., 5.000%, Due 7/15/2032F		21,370,000	20,045,942

Total Financial			135,108,424

Industrial - 6.15%

Aerospace/Defense - 2.14%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029F		20,935,000	21,390,253
Triumph Group, Inc., 9.000%, Due 3/15/2028F		20,250,000	21,370,820

			42,761,073

Electronics - 1.50%
TTM Technologies, Inc., 4.000%, Due 3/1/2029F		31,881,000	29,842,876

Environmental Control - 0.64%
Waste Management, Inc., 3.875%, Due 1/15/2029F		13,091,000	12,747,059

Machinery - Construction & Mining - 0.88%
BWX Technologies, Inc., 4.125%, Due 4/15/2029F		18,742,000	17,569,598

Packaging & Containers - 0.99%
Sealed Air Corp., 6.500%, Due 7/15/2032F		19,175,000	19,652,055

Total Industrial			122,572,661

Technology - 6.42%

Computers - 4.50%
Amentum Holdings, Inc., 7.250%, Due 8/1/2032F		28,016,879	28,593,102
Booz Allen Hamilton, Inc.,
3.875%, Due 9/1/2028F		6,246,000	5,947,144
5.950%, Due 8/4/2033		12,050,000	12,365,300
Gartner, Inc., 3.750%, Due 10/1/2030F		14,080,000	13,024,824
KBR, Inc., 4.750%, Due 9/30/2028F		16,021,000	15,359,413
Science Applications International Corp., 4.875%, Due 4/1/2028F		15,023,000	14,489,006

			89,778,789

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 63.35% (continued)

Technology - 6.42% (continued)

Semiconductors - 1.92%
Entegris, Inc., 5.950%, Due 6/15/2030F		$18,545,000	$18,575,989
Qorvo, Inc., 3.375%, Due 4/1/2031F		22,510,000	19,705,459

			38,281,448

Total Technology			128,060,237

Total Corporate Obligations (Cost $1,259,361,528)			1,263,235,623

CONVERTIBLE OBLIGATIONS - 0.90% (Cost $15,967,963)

Financial - 0.90%

Diversified Financial Services - 0.90%
Upstart Holdings, Inc., 0.250%, Due 8/15/2026		19,010,000	17,821,875

FOREIGN CONVERTIBLE OBLIGATIONS - 0.95%

Consumer, Non-Cyclical - 0.36%

Biotechnology - 0.36%
Pharming Group NV, 4.500%, Due 4/25/2029I	EUR	7,000,000	7,296,981

Energy - 0.59%

Oil & Gas - 0.59%
Borr Drilling Ltd., 5.000%, Due 2/8/2028I		$13,800,000	11,720,448

Total Foreign Convertible Obligations (Cost $20,902,504)			19,017,429

FOREIGN CORPORATE OBLIGATIONS - 27.21%

Basic Materials - 1.30%

Chemicals - 1.30%
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031F		24,625,000	25,808,231

Communications - 0.07%

Internet - 0.07%
Momox Holding AG, 9.386%, Due 12/16/2028, (3 mo. EURIBOR + 6.500%)D	EUR	1,350,000	1,393,420

Consumer, Cyclical - 2.14%

Entertainment - 1.18%
Flutter Treasury DAC, 6.375%, Due 4/29/2029F		$23,100,000	23,642,596

Leisure Time - 0.96%
Cruise Yacht Upper HoldCo Ltd., 11.875%, Due 7/5/2028		18,400,000	19,096,767

Total Consumer, Cyclical			42,739,363

Consumer, Non-Cyclical - 2.10%

Food - 1.40%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033F		26,530,000	27,884,754

Pharmaceuticals - 0.70%
180 Medical, Inc., 3.875%, Due 10/15/2029F		14,925,000	13,875,301

Total Consumer, Non-Cyclical			41,760,055

Energy - 12.52%

Oil & Gas - 12.52%
Archer Norge AS, 9.500%, Due 2/25/2030		23,500,000	24,366,986
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030F		25,822,525	25,564,299
CES Energy Solutions Corp., 6.875%, Due 5/24/2029F	CAD	11,715,000	8,239,165
Floatel International Ltd., 9.750%, Due 4/10/2029		$25,875,000	22,267,093

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 27.21% (continued)

Energy - 12.52% (continued)

Oil & Gas - 12.52% (continued)
Odfjell Rig III Ltd., 9.250%, Due 5/31/2028		$7,678,664	$8,069,892
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029		30,800,000	30,533,785
Seadrill Finance Ltd., 8.375%, Due 8/1/2030F		21,430,000	21,901,631
Secure Waste Infrastructure Corp., 6.750%, Due 3/22/2029F	CAD	18,365,000	13,048,347
Shearwater GeoServices AS, 9.500%, Due 4/3/2029		$14,800,000	14,077,764
Shelf Drilling Holdings Ltd., 9.625%, Due 4/15/2029F		30,702,000	27,149,868
TGS ASA, 8.500%, Due 1/15/2030F		22,495,000	23,418,436
Viridien, 8.750%, Due 4/1/2027F		30,375,000	31,002,183

			249,639,449

Total Energy			249,639,449

Financial - 4.62%

Diversified Financial Services - 1.92%
Kane Bidco Ltd., 6.500%, Due 2/15/2027F	GBP	18,864,000	23,740,883
Magellan Bidco SARL, 7.865%, Due 12/19/2029, (3 mo. EURIBOR + 5.000%)D I	EUR	13,600,000	14,496,091

			38,236,974

Real Estate - 2.70%
Heimstaden AB, 4.375%, Due 3/6/2027I		5,400,000	5,388,685
Heimstaden Bostad AB,
2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)D I J		8,620,000	8,376,850
3.000%, Due 10/29/2027, (5 yr. EUR Swap + 3.268%)D I J		2,475,000	2,362,046
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027I		41,600,000	37,813,474

			53,941,055

Total Financial			92,178,029

Industrial - 4.46%

Machinery - Diversified - 1.66%
ATS Corp.,
4.125%, Due 12/15/2028F		$11,615,000	10,893,916
6.500%, Due 8/21/2032F	CAD	19,685,000	13,852,974
6.500%, Due 8/21/2032, Series DECF		11,815,000	8,332,444

			33,079,334

Transportation - 2.80%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		$26,450,000	26,271,463
Scorpio Tankers, Inc., 7.500%, Due 1/30/2030		13,625,000	13,561,984
TORM PLC, 8.250%, Due 1/25/2029		15,600,000	16,105,841

			55,939,288

Total Industrial			89,018,622

Total Foreign Corporate Obligations (Cost $535,949,019)			542,537,169

	Shares

FOREIGN COMMON STOCKS - 0.13% (Cost $2,188,049)

Energy - 0.13%

Oil, Gas & Consumable Fuels - 0.13%
Scorpio Tankers, Inc.		63,766	2,541,075

SHORT-TERM INVESTMENTS - 1.12% (Cost $22,425,076)

Investment Companies - 1.12%
American Beacon U.S. Government Money Market Select Fund, 4.21% K L		22,425,076	22,425,076

TOTAL INVESTMENTS - 97.15% (Cost $1,951,691,366)			1,937,190,002
OTHER ASSETS, NET OF LIABILITIES - 2.85%			56,879,946

TOTAL NET ASSETS - 100.00%			$1,994,069,948

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

A Non-income producing security.

B Value was determined using significant unobservable inputs.

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $15,723,698 or 0.79% of net assets.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on February 28, 2025.

E A type of Preferred Stock that has no maturity date.

F Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,377,615,683 or 69.09% of net assets. The Fund has no right to demand registration of these securities.

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H Zero coupon bond.

I Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

J Perpetual maturity. The date shown, if any, is the next call date.

K The Fund is affiliated by having the same investment advisor.

L 7-day yield.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on February 28, 2025:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	604	March 2025	$(48,011,048)	$(47,459,300)	$551,748
CME Canadian Dollar Currency Futures	639	March 2025	(45,179,617)	(44,221,995)	957,622
CME Euro Foreign Exchange Currency Futures	239	March 2025	(31,495,288)	(30,995,313)	499,975

			$(124,685,953)	$(122,676,608)	$2,009,345

Forward Foreign Currency Contracts Open on February 28, 2025:
Currency Purchased*	Currency Sold*	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD 55,895,000	EUR 54,490,716	12/7/2027	GST	$1,404,284	$-	$1,404,284

	-			$1,404,284	$-	$1,404,284

* All values denominated in USD.
Glossary:

Counterparty Abbreviations:
GST	Goldman Sachs International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2025, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$11,051,727	$-	$10,047,923	$21,099,650
Preferred Stocks	48,512,105	-	-	48,512,105
Corporate Obligations	-	1,257,559,848	5,675,775	1,263,235,623
Convertible Obligations	-	17,821,875	-	17,821,875
Foreign Convertible Obligations	-	19,017,429	-	19,017,429
Foreign Corporate Obligations	-	542,537,169	-	542,537,169
Foreign Common Stocks	2,541,075	-	-	2,541,075
Short-Term Investments	22,425,076	-	-	22,425,076

Total Investments in Securities - Assets	$84,529,983	$1,836,936,321	$15,723,698	$1,937,190,002

Financial Derivative Instruments - Assets
Futures Contracts	$2,009,345	$-	$-	$2,009,345
Forward Foreign Currency Contracts	–	1,404,284	-	1,404,284

Total Financial Derivative Instruments - Assets	$2,009,345	$1,404,284	$-	$3,413,629

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2025, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2024		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 2/28/2025		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$-		$38,257,035	$-	$-	$-	$(28,209,112)	$-	$-	$10,047,923		$(28,209,112)
Bank Loan Obligations	3,598,629		-	3,598,629	196,168	(646,868)	450,700	-	-	0	(1)	-
Corporate Obligations	-		5,675,539	-	(11)	-	247	-	-	5,675,775		247
Foreign Corporate Obligations	10,246,867	(1)	-	24,818,822	165,378	(2,514,533)	16,921,110	-	-	0	(1)	-

	$13,845,496		$43,932,574	$28,417,451	$361,535	$(3,161,401)	$(10,837,055)	$-	$-	$15,723,698		$(28,208,865)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended February 28, 2025, one common stock has been fair valued at $10,047,923 and four Corporate Obligations have been valued at $5,675,775 by the Valuation Committee due to the use of significant unobservable inputs. Bank loan obligations valued at $0 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Assets:
Investments in unaffiliated securities, at fair value†	$74,053,606	$1,914,764,926
Investments in affiliated securities, at fair value‡	-	22,425,076
Cash	737,918	-
Cash collateral held at custodian for the benefit of the broker	-	240,000
Dividends and interest receivable	1,203,735	35,775,312
Deposits with broker for futures contracts	-	1,166,046
Receivable for investments sold	28,965,072	13,947,731
Receivable for fund shares sold	8,834	8,108,787
Receivable for tax reclaims	-	36,846
Receivable for expense reimbursement (Note 2)	9,804	111,269
Unrealized appreciation from forward foreign currency contracts	-	1,404,284
Receivable for variation margin on open futures contracts (Note 5)	-	2,015,329
Prepaid expenses	57,657	152,525

Total assets	105,036,626	2,000,148,131

Liabilities:
Payable for investments purchased	18,394,463	107,785
Payable for fund shares redeemed	347,153	3,526,155
Dividends payable	58,862	975,445
Unfunded loan commitments	374,689	-
Management and sub-advisory fees payable (Note 2)	44,606	1,054,149
Service fees payable (Note 2)	11,697	54,962
Transfer agent fees payable (Note 2)	5,970	117,095
Payable for interfund loan	3,678,034	-
Custody and fund accounting fees payable	40,223	94,573
Professional fees payable	90,358	33,399
Trustee fees payable (Note 2)	3,044	28,252
Payable for prospectus and shareholder reports	10,338	41,415
Other liabilities	1,693	44,953

Total liabilities	23,061,130	6,078,183

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$81,975,496	$1,994,069,948

Analysis of net assets:
Paid-in-capital	$371,194,526	$2,041,231,555
Total distributable earnings (deficits)A	(289,219,030)	(47,161,607)

Net assets	$81,975,496	$1,994,069,948

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,525,321	40,399,689

Y Class	4,782,689	156,497,192

Investor Class	1,387,137	7,908,822

A Class	1,325,033	5,426,935

C Class	912,343	2,831,836

Net assets:
R5 Class	$18,932,962	$378,271,339

Y Class	$35,862,461	$1,464,851,429

Investor Class	$10,370,952	$73,739,840

A Class	$9,937,481	$50,576,434

C Class	$6,871,640	$26,630,906

Net asset value, offering and redemption price per share:
R5 Class	$7.50	$9.36

Y Class	$7.50	$9.36

Investor Class	$7.48	$9.32

A Class	$7.50	$9.32

A Class (offering price)	$7.69	$9.78

C Class	$7.53	$9.40

† Cost of investments in unaffiliated securities	$94,528,004	$1,929,266,290
‡ Cost of investments in affiliated securities	$-	$22,425,076

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended February 28, 2025 (Unaudited)

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Investment income:
Dividend income from unaffiliated securities	$302,824	$1,986,514
Dividend income from affiliated securities (Note 2)	159,536	701,581
Interest income	5,655,592	60,749,264
Other income	-	1,258

Total investment income	6,117,952	63,438,617

Expenses:
Management and sub-advisory fees (Note 2)	372,619	6,132,462
Transfer agent fees (Note 2):
R5 Class	5,412	30,626
Y Class	31,515	602,309
Investor Class	992	2,127
A Class	368	1,403
C Class	356	634
Custody and fund accounting fees	50,299	123,200
Professional fees	78,728	87,902
Registration fees and expenses	39,777	76,078
Service fees (Note 2):
Investor Class	21,774	131,008
A Class	5,598	19,144
C Class	2,827	9,938
Distribution fees (Note 2):
A Class	15,199	57,292
C Class	40,992	128,514
Prospectus and shareholder report expenses	9,447	79,987
Trustee fees (Note 2)	6,429	72,034
Loan interest expense (Note 2)	25,145	-
Line of credit interest expense (Note 9)	39,111	14,928
Other expenses	9,163	38,670

Total expenses	755,751	7,608,256

Net fees waived and expenses (reimbursed) (Note 2)	(146,014)	(717,379)
Net sub-advisory fees waived (Note 2)	(17,506)	-

Net expenses	592,231	6,890,877

Net investment income	5,525,721	56,547,740

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(3,350,446)	9,729,974
Foreign currency transactions	-	(31,949)
Forward foreign currency contracts	-	(1)
Futures contracts	-	1,996,752
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(3,447,924)	(14,589,331)
Foreign currency transactions	-	(56,051)
Forward foreign currency contracts	-	3,031,277
Futures contracts	-	3,759,305

Net gain (loss) from investments	(6,798,370)	3,839,976

Net increase (decrease) in net assets resulting from operations	$(1,272,649)	$60,387,716

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	FEAC Floating Rate Income Fund		SiM High Yield Opportunities Fund
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$5,525,721	$18,623,384	$56,547,740	$98,169,288
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	(3,350,446)	(839,785)	11,694,776	16,220,560
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	(3,447,924)	(2,436,635)	(7,854,800)	85,881,479

Net increase (decrease) in net assets resulting from operations	(1,272,649)	15,346,964	60,387,716	200,271,327

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,136,595)	(2,990,183)	(12,178,545)	(26,240,621)
Y Class	(3,138,506)	(11,575,332)	(40,343,679)	(64,856,349)
Investor Class	(608,286)	(2,108,663)	(2,163,518)	(3,555,875)
A Class	(621,305)	(1,468,582)	(1,418,487)	(2,569,587)
C Class	(387,408)	(1,091,269)	(701,115)	(1,528,823)
SP ClassA	-	(1,734)	-	-

Net distributions to shareholders	(5,892,100)	(19,235,763)	(56,805,344)	(98,751,255)

Capital share transactions (Note 10):
Proceeds from sales of shares	9,728,054	45,689,378	526,113,755	780,324,060
Reinvestment of dividends and distributions	5,481,296	18,608,018	50,522,512	86,189,195
Cost of shares redeemed	(59,847,743)	(126,994,905)	(225,658,857)	(578,916,660)

Net increase (decrease) in net assets from capital share transactions	(44,638,393)	(62,697,509)	350,977,410	287,596,595

Net increase (decrease) in net assets	(51,803,142)	(66,586,308)	354,559,782	389,116,667

Net assets:
Beginning of period	133,778,638	200,364,946	1,639,510,166	1,250,393,499

End of period	$81,975,496	$133,778,638	$1,994,069,948	$1,639,510,166

A Effective December 29, 2023 the SP Class shares were converted into A Class shares and the SP Class was terminated.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 28, 2025, the Trust consists of twenty-seven active series, two of which are presented in this filing: American Beacon FEAC Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary, such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $ 5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

First Eagle Alternative Credit, LLC (“FEAC”)

First $2 billion	0.30%
Over $2 billion	0.25%

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

Effective January 1, 2025, the Sub-Advisor to the FEAC Floating Rate Income Fund has contractually agreed to waive a portion of its sub-advisory fee equal to 0.10% of the FEAC Floating Rate Income Fund’s average daily net assets managed by the Sub-Advisor through December 31, 2025. For the period ended February 28, 2025, the Sub-Advisor waived $17,506 of its sub-advisory fees.

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2025 were as follows:

FEAC Floating Rate Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$200,641
Sub-Advisory Fees	0.30%	171,978

Total	0.65%	$372,619

SiM High Yield Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,068,454
Sub-Advisory Fees	0.35%	3,064,008

Total	0.70%	$6,132,462

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 28, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
FEAC Floating Rate Income	$33,794
SiM High Yield Opportunities	600,868

As of February 28, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
FEAC Floating Rate Income	$4,089
SiM High Yield Opportunities	107,262

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a February 28, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2025 Fair Value
U.S. Government Money Market Select	Direct	FEAC Floating Rate Income	$-	$-	$-	$159,536	$-
U.S. Government Money Market Select	Direct	SiM High Yield Opportunities	22,425,076	-	-	701,581	22,425,076

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2025, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
FEAC Floating Rate Income	$3,422
SiM High Yield Opportunities	15,442

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2025, the FEAC Floating Rate Income Fund borrowed on average $8,494,871 for 14 days at an average interest rate of 5.57% with interest charges of $25,145. These amounts are recorded as “Loan interest expense” in the Statements of Operations. During the period ended February 28, 2025, the SiM High Yield Opportunities Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended February 28, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	9/1/2024 – 12/31/2024	1/1/2025 – 2/28/2025	Reimbursed Expenses	(Recouped) Expenses
FEAC Floating Rate Income	R5	0.82%	0.82%	$27,935	$-	2027–2028
FEAC Floating Rate Income	Y	0.88%	0.88%	75,211	-	2027–2028
FEAC Floating Rate Income	Investor	1.16%	1.16%	14,874	-	2027–2028
FEAC Floating Rate Income	A	1.08%	1.08%	17,891	-	2027–2028
FEAC Floating Rate Income	C	1.86%	1.86%	10,103	-	2027–2028
SiM High Yield Opportunities	R5	0.74%	0.74%	59,574	-	2027–2028
SiM High Yield Opportunities	Y	0.75%	0.75%	637,178	-	2027–2028
SiM High Yield Opportunities	Investor	1.10%	1.10%	11,320	-	2027–2028
SiM High Yield Opportunities	A	1.07%	1.07%	5,735	-	2027–2028
SiM High Yield Opportunities	C	1.81%	1.81%	3,572	-	2027–2028

Of the above amounts, $9,804 and $111,269 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at February 28, 2025 for the FEAC Floating Rate Income Fund and SiM High Yield Opportunities Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements

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Notes to Financial Statements

February 28, 2025 (Unaudited)

due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
FEAC Floating Rate Income	$-	$114,543	$20,058	2024-2025
FEAC Floating Rate Income	-	515,903	-	2025-2026
FEAC Floating Rate Income	-	277,198	-	2026-2027
SiM High Yield Opportunities	-	846,224	648,021	2024-2025
SiM High Yield Opportunities	-	1,547,116	-	2025-2026
SiM High Yield Opportunities	-	1,943,187	-	2026-2027

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 28, 2025, RID collected $15,473 for SiM High Yield Opportunities Fund from the sale of A Class Shares. There were no Class A sales charges collected for FEAC Floating Rate Income Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares of the SiM High Yield Opportunities Fund on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Effective July 1, 2024, the Fund will assess a CDSC of 1.00% on certain purchases of $500,000 or more on A Shares that are redeemed in whole or in part within 18 months of purchase. As to the A Class Shares of the FEAC Floating Rate Income Fund, certain purchases of $250,000 or more that are redeemed in whole and in part within 18 months of purchase are subject to a CDSC of 0.50%, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended February 28, 2025, there were no CDSC fees collected for the A Class Shares of FEAC Floating Rate Income Fund or the SiM High Yield Opportunities Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended February 28, 2025, CDSC fees of $1,258 were collected for the C Class Shares of SiM High Yield Opportunities Fund. There were no CDSC fees collected for the C Class Shares of FEAC Floating Rate Income Fund.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of February 28, 2025, one shareholder has been identified as representing an unaffiliated significant ownership of approximately 7% for the FEAC Floating Rate Income Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board

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Notes to Financial Statements

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meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as

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Notes to Financial Statements

February 28, 2025 (Unaudited)

when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the

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Notes to Financial Statements

February 28, 2025 (Unaudited)

day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Manager as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

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February 28, 2025 (Unaudited)

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

As of February 28, 2025, the FEAC Floating Rate Income Fund had the following unfunded loan commitments which could be extended at the option of the borrower pursuant to the respective loan agreement:

Borrower	Unfunded Loan Commitment
Grant Thornton Advisors LLC	$219,042
Hanger, Inc.	14,141
Janney Montgomery Scott LLC	100,257
Sauer Brands, Inc.	21,275
U.S. Fertility Enterprises LLC	19,974

Total	$374,689

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a

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Notes to Financial Statements

February 28, 2025 (Unaudited)

liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). If a Fund’s sub-advisor does not reasonably believe that the Fund will have sufficient cash and cash equivalents to meet all of its obligations related to delayed funding loans and revolving credit facilities when such obligations come due, then the sub-advisor is required to segregate or “earmark” liquid assets in an amount sufficient to meet such obligations.

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February 28, 2025 (Unaudited)

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Floating and Variable Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may each invest a significant portion of its assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”),

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bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Rule 144A, under the Securities Act, permits the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met. Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the applicable sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information.

Restricted securities outstanding during the period ended February 28, 2025 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including government money market funds and ETFs. The Funds may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable government money market funds advised by the Manager.

The Funds may invest in ETFs. ETFs trade like a common stock, and passively-managed ETFs usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. ETF shares typically are purchased and redeemed through in-kind purchases and redemptions, and trade on a stock exchange at market prices, which may differ from an ETF’s NAV. Typically, a Fund would purchase passive ETF shares to obtain exposure to all or a portion of the stock or bond market. As a shareholder of an ETF, a Fund would be subject to its ratable share of the ETF’s expenses, including its advisory and administration expenses. An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective,

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

strategies and policies but also presents some additional risks due to being exchange-traded. The price of an ETF can fluctuate within a wide range.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the period ended February 28, 2025, the SiM High Yield Opportunities Fund entered into forward foreign currency contracts primarily for hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended February 28, 2025
Fund	Purchased Contracts	Sold Contracts
SiM High Yield Opportunities	$-	$56,166,573

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for hedging exposure to foreign currencies. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended February 28, 2025, the SiM High Yield Opportunities Fund entered into futures contracts primarily for hedging.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2025
SiM High Yield Opportunities	1,216

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SiM High Yield Opportunities Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$1,404,284	$-	$-	$-	$1,404,284
Receivable for variation margin on open futures contracts(2)	-	2,009,345	-	-	-	2,009,345

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(1)	$-	$-	$-	$(1)
Futures contracts	-	1,996,752	-	-	-	1,996,752

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$3,031,277	$-	$-	$-	$3,031,277
Futures contracts	-	3,759,305	-	-	-	3,759,305

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2025.

SiM High Yield Opportunities Fund

Offsetting of Financial and Derivative Assets as of February 28, 2025:
	Assets	Liabilities
Forward Foreign Currency Contracts	$1,404,284	$-
Futures Contracts(1)	2,009,345	-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$3,413,629	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,009,345)	$-

Total derivative assets and liabilities subject to an MNA	$1,404,284	$-

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of February 28, 2025:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
Goldman Sachs International	$1,404,284	$-	$-	$(240,000)	$1,164,284

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Convertible Securities Risk

The conversion value of a convertible security, including a convertible preferred security, is the market value that would be received if the convertible were converted to its underlying common stock. The value of a convertible security typically increases or decreases with the price of the underlying common stock. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock when the underlying stock’s price is high relative to the conversion price. A convertible security also is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk, and there is a risk that the credit standing of the issuer may have an effect on the convertible security’s investment value. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade (commonly known as “junk bonds”) and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities - that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and a Fund could lose its entire investment. In addition, to the extent a Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks.

Covenant-Lite Obligations Risk

Certain investments, such as loans in which a Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite.” Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. This may expose a Fund to greater credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle, and a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant-lite obligations than its holdings of loans or securities with financial maintenance covenants.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Floating and Variable Rate Securities Risk

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating and variable rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating and variable rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating and variable rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

Futures Contracts Risk

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or index. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency, which may increase the volatility of a Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Treasury futures contracts expose a Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

High-Yield Securities Risk

Exposure to high-yield securities (commonly referred to as ‘‘junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high-yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and repay principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high-yielding fixed-income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

fixed-income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high-yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current distribution payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law required that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Funds’ ability to limit losses. The Funds could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, liquidity risk may be magnified in rising interest rate environments in the event of higher-than-normal redemption rates. Unexpected redemptions may force the Funds to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

In making investments in bank loans or senior loans, the Funds will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Funds once it receives payment on the underlying loan or to pursue appropriate remedies against a borrower in the event that the borrower defaults which may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower. Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which a Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event that the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders with respect to a Fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

A Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee, or by participation in a loan interest that is held by another party. As an assignee, a Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. When a Fund’s loan interest is a participation, a Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to a Fund, and a Fund may have less control over the exercise of remedies against the borrower and/or the financial institution that made the loan than the party selling the participation interest.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, during periods of significant volatility, the risks discussed herein associated with an investment in the Fund may be increased. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling,; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulations could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

A Fund may experience periods of high levels of redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause a Fund to have to distribute substantial capital gains. Redemption risk is

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

heightened during periods of declining or illiquid markets. During periods of heavy redemptions, a Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed income securities on a large scale. Heavy redemptions could hurt a Fund’s performance.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. A Fund may not be able to sell a restricted security when a sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than a Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and a Fund may receive only limited information regarding the issuer of a restricted security. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of February 28, 2025, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FEAC Floating Rate Income	$94,805,262	$178,002	$(20,929,658)	$(20,751,656)
SiM High Yield Opportunities	1,958,987,068	42,872,307	(64,701,088)	(21,828,781)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2024, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
FEAC Floating Rate Income	$77,082,656	$188,478,646
SiM High Yield Opportunities	–	49,464,929

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 28, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
FEAC Floating Rate Income	$128,670,308	$167,662,570
SiM High Yield Opportunities	632,729,948	308,587,135

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2025 were as follows:

Fund	Type of Transaction	August 31, 2024 Shares/Fair Value	Purchases	Sales	February 28, 2025 Shares/Fair Value
FEAC Floating Rate Income	Direct	$–	$83,895,430	$83,895,430	$–
SiM High Yield Opportunities	Direct	19,735,210	393,440,085	390,750,219	22,425,076

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2025, the Funds did not utilize these facilities.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	487,503	$3,804,229	2,103,309	$17,143,471
Reinvestment of dividends	105,868	831,610	315,982	2,565,338
Shares redeemed	(848,312)	(6,554,600)	(3,519,857)	(28,757,858)

Net (decrease) in shares outstanding	(254,941)	$(1,918,761)	(1,100,566)	$(9,049,049)

	Y Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	526,612	$4,169,476	2,060,073	$16,713,186
Reinvestment of dividends	387,966	3,049,730	1,408,328	11,411,173
Shares redeemed	(5,558,337)	(43,061,665)	(8,725,162)	(70,223,275)

Net (decrease) in shares outstanding	(4,643,759)	$(35,842,459)	(5,256,761)	$(42,098,916)

	Investor Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	67,266	$525,158	1,160,773	$9,452,513
Reinvestment of dividends	77,627	608,258	260,597	2,108,634
Shares redeemed	(455,708)	(3,575,792)	(2,111,395)	(17,060,607)

Net (decrease) in shares outstanding	(310,815)	$(2,442,376)	(690,025)	$(5,499,460)

	A Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	147,325	$1,158,878	244,317	$1,983,388
Reinvestment of dividends	78,627	617,752	180,175	1,460,545
Shares redeemed	(513,101)	(3,966,927)	(675,814)	(5,471,675)

Net (decrease) in shares outstanding	(287,149)	$(2,190,297)	(251,322)	$(2,027,742)

	C Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	8,934	$70,313	49,074	$396,820
Reinvestment of dividends	47,360	373,946	130,243	1,060,885
Shares redeemed	(339,488)	(2,688,759)	(665,404)	(5,431,316)

Net (decrease) in shares outstanding	(283,194)	$(2,244,500)	(486,087)	$(3,973,611)

	SP ClassA
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	171	1,443
Shares redeemed	-	-	(5,938)	(50,174)

Net (decrease) in shares outstanding	–	$-	(5,767)	$(48,731)

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

	R5 Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	3,188,684	$29,818,706	12,662,813	$114,059,602
Reinvestment of dividends	778,614	7,275,323	1,837,965	16,509,582
Shares redeemed	(3,807,489)	(35,578,418)	(16,588,373)	(149,344,777)

Net increase (decrease) in shares outstanding	159,809	$1,515,611	(2,087,595)	$(18,775,593)

	Y Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	45,577,467	$425,454,838	67,796,051	$610,154,696
Reinvestment of dividends	4,219,600	39,416,342	6,955,601	62,702,420
Shares redeemed	(14,335,410)	(133,936,237)	(42,505,692)	(380,768,659)

Net increase in shares outstanding	35,461,657	$330,934,943	32,245,960	$292,088,457

	Investor Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	5,967,798	$55,645,813	3,071,435	$27,574,018
Reinvestment of dividends	200,376	1,864,089	360,728	3,235,675
Shares redeemed	(5,011,123)	(46,719,284)	(2,125,874)	(19,047,337)

Net increase in shares outstanding	1,157,051	$10,790,618	1,306,289	$11,762,356

	A Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,170,173	$10,861,749	2,298,069	$20,714,087
Reinvestment of dividends	142,474	1,325,276	259,489	2,325,817
Shares redeemed	(599,720)	(5,580,419)	(2,076,611)	(18,617,016)

Net increase in shares outstanding	712,927	$6,606,606	480,947	$4,422,888

	C Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	461,490	$4,332,649	866,331	$7,821,657
Reinvestment of dividends	68,352	641,482	156,713	1,415,701
Shares redeemed	(409,200)	(3,844,499)	(1,233,776)	(11,138,871)

Net increase (decrease) in shares outstanding	120,642	$1,129,632	(210,732)	$(1,901,513)

A Effective December 29, 2023, this class was terminated.

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31,
			2024		2023B	2022	2021		2020

Net asset value, beginning of period	$8.01		$8.18		$8.50	$9.30	$8.82		$9.79

Income (loss) from investment operations:
Net investment income	0.38	C	0.45		0.03	0.40	0.38		0.50
Net gains (losses) on investments (both realized and unrealized)	(0.48)		0.24		0.42	(0.75)	0.55		(0.92)

Total income (loss) from investment operations	(0.10)		0.69		0.45	(0.35)	0.93		(0.42)

Less distributions:
Dividends from net investment income	(0.41)		(0.86)		(0.77)	(0.45)	(0.45)		(0.55)

Net asset value, end of period	$7.50		$8.01		$8.18	$8.50	$9.30		$8.82

Total returnD	(1.36	)%E	8.90%		5.68%	(3.88)%	10.68%		(4.08)%

Ratios and supplemental data:
Net assets, end of period	$18,932,962		$22,259,544		$31,744,191	$138,749,617	$179,069,561		$160,767,886
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.16	%F	0.98%		0.98%	0.88%	0.88%		0.90%
Expenses, net of reimbursements and/or recoupmentsG	0.87	%FG	0.83	%G	0.82%	0.82%	0.84	%H	0.90%
Net investment income, before expense reimbursements and/or recoupments	9.55	%F	10.02%		8.37%	4.71%	4.02%		6.29%
Net investment income, net of reimbursements and/or recoupments	9.84	%F	10.17%		8.53%	4.77%	4.06%		6.29%
Portfolio turnover rate	119	%E	128%		120%	82%	75%		56%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31,
			2024		2023A	2022	2021		2020

Net asset value, beginning of period	$8.00		$8.18		$8.50	$9.30	$8.82		$9.80

Income (loss) from investment operations:
Net investment income	0.38	B	0.48		0.36	0.44	0.38		0.46
Net gains (losses) on investments (both realized and unrealized)	(0.47)		0.20		0.08	(0.79)	0.54		(0.89)

Total income (loss) from investment operations	(0.09)		0.68		0.44	(0.35)	0.92		(0.43)

Less distributions:
Dividends from net investment income	(0.41)		(0.86)		(0.76)	(0.45)	(0.44)		(0.55)

Net asset value, end of period	$7.50		$8.00		$8.18	$8.50	$9.30		$8.82

Total returnC	(1.27	)%D	8.70%		5.61%	(3.93)%	10.60%		(4.24)%

Ratios and supplemental data:
Net assets, end of period	$35,862,461		$75,439,353		$120,044,420	$346,503,063	$356,429,827		$323,133,710
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.20	%E	1.03%		1.07%	0.95%	0.95%		0.96%
Expenses, net of reimbursements and/or recoupments	0.92	%EF	0.89	%F	0.88%	0.88%	0.91	%G	0.96%
Net investment income, before expense reimbursements and/or recoupments	9.44	%E	10.06%		8.51%	4.67%	3.95%		6.21%
Net investment income, net of reimbursements and/or recoupments	9.72	%E	10.20%		8.70%	4.74%	3.99%		6.21%
Portfolio turnover rate	119	%D	128%		120%	82%	75%		56%

A

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31,
			2024		2023A	2022	2021		2020

Net asset value, beginning of period	$7.98		$8.15		$8.48	$9.28	$8.80		$9.78

Income (loss) from investment operations:
Net investment income	0.37	B	0.36		0.26	0.26	0.29		0.30
Net gains (losses) on investments (both realized and unrealized)	(0.47)		0.30		0.15	(0.64)	0.60		(0.76)

Total income (loss) from investment operations	(0.10)		0.66		0.41	(0.38)	0.89		(0.46)

Less distributions:
Dividends from net investment income	(0.40)		(0.83)		(0.74)	(0.42)	(0.41)		(0.52)

Net asset value, end of period	$7.48		$7.98		$8.15	$8.48	$9.28		$8.80

Total returnC	(1.42	)%D	8.52%		5.17%	(4.22)%	10.31%		(4.53)%

Ratios and supplemental data:
Net assets, end of period	$10,370,952		$13,553,137		$19,472,632	$36,350,376	$52,900,976		$57,117,869
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.49	%E	1.31%		1.33%	1.21%	1.22%		1.24%
Expenses, net of reimbursements and/or recoupments	1.21	%EF	1.17	%F	1.16%	1.16%	1.18	%G	1.24%
Net investment income, before expense reimbursements and/or recoupments	9.23	%E	9.77%		8.52%	4.38%	3.68%		5.99%
Net investment income, net of reimbursements and/or recoupments	9.51	%E	9.91%		8.69%	4.43%	3.72%		5.99%
Portfolio turnover rate	119	%D	128%		120%	82%	75%		56%

A

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A ClassA
	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31,
			2024		2023B	2022	2021		2020

Net asset value, beginning of period	$8.01		$8.18		$8.51	$9.31	$8.83		$9.82

Income (loss) from investment operations:
Net investment income	0.37	C	0.78		0.68	0.37	0.34		0.51
Net gains (losses) on investments (both realized and unrealized)	(0.48)		(0.10)		(0.27)	(0.74)	0.56		(0.97)

Total income (loss) from investment operations	(0.11)		0.68		0.41	(0.37)	0.90		(0.46)

Less distributions:
Dividends from net investment income	(0.40)		(0.85)		(0.74)	(0.43)	(0.42)		(0.53)

Net asset value, end of period	$7.50		$8.01		$8.18	$8.51	$9.31		$8.83

Total returnD	(1.49	)%E	8.64%		5.25%	(4.14)%	10.36%		(4.53)%

Ratios and supplemental data:
Net assets, end of period	$9,937,481		$12,911,869		$15,243,310	$20,563,082	$29,551,551		$29,739,876
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.45	%F	1.26%		1.30%	1.16%	1.17%		1.17%
Expenses, net of reimbursements and/or recoupments	1.13	%FG	1.07	%H	1.09%	1.09%	1.12	%I	1.17%
Net investment income, before expense reimbursements and/or recoupments	9.24	%F	9.86%		8.69%	4.40%	3.73%		5.95%
Net investment income, net of reimbursements and/or recoupments	9.56	%F	10.05%		8.90%	4.47%	3.78%		5.95%
Portfolio turnover rate	119	%E	128%		120%	82%	75%		56%

A	Effective December 29, 2023, the SP Class shares were converted into A Class shares and the SP Class was terminated.
B

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2023.
I	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31,
			2024		2023A	2022	2021		2020

Net asset value, beginning of period	$8.04		$8.21		$8.54	$9.35	$8.86		$9.85

Income (loss) from investment operations:
Net investment income	0.35	B	0.68		0.62	0.33	0.27		0.45
Net gains (losses) on investments (both realized and unrealized)	(0.49)		(0.07)		(0.27)	(0.78)	0.57		(0.98)

Total income (loss) from investment operations	(0.14)		0.61		0.35	(0.45)	0.84		(0.53)

Less distributions:
Dividends from net investment income	(0.37)		(0.78)		(0.68)	(0.36)	(0.35)		(0.46)

Net asset value, end of period	$7.53		$8.04		$8.21	$8.54	$9.35		$8.86

Total returnC	(1.85	)%D	7.77%		4.46%	(4.95)%	9.61%		(5.25)%

Ratios and supplemental data:
Net assets, end of period	$6,871,640		$9,614,735		$13,811,805	$20,714,400	$25,638,104		$31,330,022
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.18	%E	2.01%		2.04%	1.92%	1.94%		1.94%
Expenses, net of reimbursements and/or recoupments	1.91	%EF	1.87	%F	1.86%	1.86%	1.89	%G	1.94%
Net investment income, before expense reimbursements and/or recoupments	8.55	%E	9.10%		7.87%	3.67%	2.96%		5.19%
Net investment income, net of reimbursements and/or recoupments	8.82	%E	9.24%		8.05%	3.73%	3.01%		5.19%
Portfolio turnover rate	119	%D	128%		120%	82%	75%		56%

A

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2025		Year Ended August 31,

	(unaudited)		2024	2023		2022		2021		2020

Net asset value, beginning of period	$9.35		$8.70	$8.74		$9.88		$9.06		$9.44

Income (loss) from investment operations:
Net investment income	0.30	B	0.62	0.58		0.46		0.59		0.57
Net gains (losses) on investments (both realized and unrealized)	0.01		0.66	(0.05)		(1.11)		0.83		(0.37)

Total income (loss) from investment operations	0.31		1.28	0.53		(0.65)		1.42		0.20

Less distributions:
Dividends from net investment income	(0.30)		(0.63)	(0.53)		(0.47)		(0.59)		(0.58)
Tax return of capital	—		—	(0.04	)C	(0.02	)C	(0.01	)C	—

Total distributions	(0.30)		(0.63)	(0.57)		(0.49)		(0.60)		(0.58)

Net asset value, end of period	$9.36		$9.35	$8.70		$8.74		$9.88		$9.06

Total returnD	3.39	%E	15.25%	6.42%		(6.82)%		16.08%		2.39%

Ratios and supplemental data:
Net assets, end of period	$378,271,339		$376,208,649	$368,453,469		$306,537,412		$472,951,383		$399,310,742
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77	%F	0.83%	0.81%		0.81%		0.82%		0.86%
Expenses, net of reimbursements and/or recoupments	0.74	%F	0.74%	0.74%		0.74%		0.77	%G	0.85%
Net investment income, before expense reimbursements and/or recoupments	6.47	%F	6.86%	6.60%		4.89%		6.09%		6.33%
Net investment income, net of reimbursements and/or recoupments	6.50	%F	6.95%	6.67%		4.96%		6.14%		6.34%
Portfolio turnover rate	18	%E	47%	41%		77%		62%		57%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2025		Year Ended August 31,

	(unaudited)		2024	2023		2022		2021		2020

Net asset value, beginning of period	$9.35		$8.70	$8.74		$9.87		$9.05		$9.43

Income (loss) from investment operations:
Net investment income	0.30	A	0.64	0.56		0.48		0.59		0.56
Net gains (losses) on investments (both realized and unrealized)	0.01		0.64	(0.02)		(1.12)		0.82		(0.37)

Total income (loss) from investment operations	0.31		1.28	0.54		(0.64)		1.41		0.19

Less distributions:
Dividends from net investment income	(0.30)		(0.63)	(0.54)		(0.47)		(0.58)		(0.57)
Tax return of capital	—		—	(0.04	)B	(0.02	)B	(0.01	)B	—

Total distributions	(0.30)		(0.63)	(0.58)		(0.49)		(0.59)		(0.57)

Net asset value, end of period	$9.36		$9.35	$8.70		$8.74		$9.87		$9.05

Total returnC	3.39	%D	15.26%	6.42%		(6.72)%		16.06%		2.33%

Ratios and supplemental data:
Net assets, end of period	$1,464,851,429		$1,131,134,079	$772,529,510		$986,525,511		$833,189,237		$740,616,507
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.85	%E	0.91%	0.89%		0.88%		0.89%		0.90%
Expenses, net of reimbursements and/or recoupments	0.75	%E	0.75%	0.75%		0.75%		0.80	%F	0.90%
Net investment income, before expense reimbursements and/or recoupments	6.39	%E	6.79%	6.45%		4.91%		6.01%		6.29%
Net investment income, net of reimbursements and/or recoupments	6.49	%E	6.95%	6.59%		5.04%		6.10%		6.29%
Portfolio turnover rate	18	%D	47%	41%		77%		62%		57%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2025		Year Ended August 31,

	(unaudited)		2024	2023		2022		2021		2020

Net asset value, beginning of period	$9.31		$8.67	$8.70		$9.84		$9.02		$9.41

Income (loss) from investment operations:
Net investment income	0.28	A	0.67	0.58		0.40		0.64		0.32
Net gains (losses) on investments (both realized and unrealized)	0.02		0.57	(0.06)		(1.09)		0.74		(0.17)

Total income (loss) from investment operations	0.30		1.24	0.52		(0.69)		1.38		0.15

Less distributions:
Dividends from net investment income	(0.29)		(0.60)	(0.51)		(0.43)		(0.56)		(0.54)
Tax return of capital	—		—	(0.04	)B	(0.02	)B	(0.00	)BC	—

Total distributions	(0.29)		(0.60)	(0.55)		(0.45)		(0.56)		(0.54)

Net asset value, end of period	$9.32		$9.31	$8.67		$8.70		$9.84		$9.02

Total returnD	3.22	%E	14.75%	6.17%		(7.20)%		15.73%		1.91%

Ratios and supplemental data:
Net assets, end of period	$73,739,840		$62,840,429	$47,196,990		$43,181,008		$53,412,551		$40,259,060
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13	%F	1.18%	1.15%		1.16%		1.16%		1.18%
Expenses, net of reimbursements and/or recoupments	1.10	%F	1.10%	1.10%		1.10%		1.12	%G	1.18%
Net investment income, before expense reimbursements and/or recoupments	6.09	%F	6.51%	6.25%		4.56%		5.72%		5.91%
Net investment income, net of reimbursements and/or recoupments	6.12	%F	6.59%	6.30%		4.62%		5.76%		5.91%
Portfolio turnover rate	18	%E	47%	41%		77%		62%		57%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2025		Year Ended August 31,

	(unaudited)		2024	2023		2022		2021		2020

Net asset value, beginning of period	$9.31		$8.66	$8.70		$9.84		$9.02		$9.41

Income (loss) from investment operations:
Net investment income	0.28	A	0.61	0.58		0.43		0.62		0.55
Net gains (losses) on investments (both realized and unrealized)	0.02		0.64	(0.07)		(1.11)		0.76		(0.39)

Total income (loss) from investment operations	0.30		1.25	0.51		(0.68)		1.38		0.16

Less distributions:
Dividends from net investment income	(0.29)		(0.60)	(0.51)		(0.44)		(0.56)		(0.55)
Tax return of capital	—		—	(0.04	)B	(0.02	)B	(0.00	)BC	—

Total distributions	(0.29)		(0.60)	(0.55)		(0.46)		(0.56)		(0.55)

Net asset value, end of period	$9.32		$9.31	$8.66		$8.70		$9.84		$9.02

Total returnD	3.22	%E	14.91%	6.08%		(7.17)%		15.75%		1.94%

Ratios and supplemental data:
Net assets, end of period	$50,576,434		$43,868,887	$36,669,799		$30,539,986		$35,403,008		$23,945,109
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.10	%F	1.16%	1.13%		1.13%		1.14%		1.15%
Expenses, net of reimbursements and/or recoupments	1.07	%F	1.07%	1.07%		1.07%		1.09	%G	1.15%
Net investment income, before expense reimbursements and/or recoupments	6.13	%F	6.52%	6.28%		4.63%		5.73%		6.01%
Net investment income, net of reimbursements and/or recoupments	6.16	%F	6.61%	6.34%		4.69%		5.78%		6.01%
Portfolio turnover rate	18	%E	47%	41%		77%		62%		57%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2025		Year Ended August 31,

	(unaudited)		2024	2023		2022		2021		2020

Net asset value, beginning of period	$9.39		$8.74	$8.78		$9.92		$9.09		$9.48

Income (loss) from investment operations:
Net investment income	0.25	A	0.52	0.46		0.34		0.48		0.46
Net gains (losses) on investments (both realized and unrealized)	0.01		0.67	(0.01)		(1.09)		0.85		(0.37)

Total income (loss) from investment operations	0.26		1.19	0.45		(0.75)		1.33		0.09

Less distributions:
Dividends from net investment income	(0.25)		(0.54)	(0.46)		(0.37)		(0.50)		(0.48)
Tax return of capital	—		—	(0.03	)B	(0.02	)B	(0.00	)BC	—

Total distributions	(0.25)		(0.54)	(0.49)		(0.39)		(0.50)		(0.48)

Net asset value, end of period	$9.40		$9.39	$8.74		$8.78		$9.92		$9.09

Total returnD	2.85	%E	14.00%	5.29%		(7.77)%		14.94%		1.22%

Ratios and supplemental data:
Net assets, end of period	$26,630,906		$25,458,122	$25,543,731		$30,337,985		$42,191,091		$41,992,083
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.84	%F	1.89%	1.86%		1.86%		1.87%		1.89%
Expenses, net of reimbursements and/or recoupments	1.81	%F	1.81%	1.81%		1.81%		1.83	%G	1.89%
Net investment income, before expense reimbursements and/or recoupments	5.40	%F	5.80%	5.50%		3.85%		5.08%		5.26%
Net investment income, net of reimbursements and/or recoupments	5.43	%F	5.88%	5.55%		3.90%		5.12%		5.26%
Portfolio turnover rate	18	%E	47%	41%		77%		62%		57%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon FEAC Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.

SAR 02/25

American Beacon®
FUNDS

2025

SEMI-ANNUAL FINANCIAL STATEMENTS

February 28, 2025

THE LONDON COMPANY INCOME EQUITY FUND

TLC 0225

American Beacon Funds

Additional Fund Information	Back Cover

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	February 28, 2025

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 88.91%

Communication Services - 1.46%

Media - 1.46%
Comcast Corp., Class A	482,356	$17,306,933

Consumer Discretionary - 7.13%

Hotels, Restaurants & Leisure - 3.43%
Starbucks Corp.	351,164	40,668,303

Specialty Retail - 3.70%
Lowe’s Cos., Inc.	176,027	43,767,353

Total Consumer Discretionary		84,435,656

Consumer Staples - 9.62%

Food Products - 1.90%
Nestle SA, ADRA	232,725	22,457,962

Tobacco - 7.72%
Altria Group, Inc.	488,881	27,304,004
Philip Morris International, Inc.	412,953	64,123,342

		91,427,346

Total Consumer Staples		113,885,308

Energy - 2.67%

Oil, Gas & Consumable Fuels - 2.67%
Chevron Corp.	198,864	31,543,808

Financials - 23.05%

Capital Markets - 7.92%
Blackrock, Inc.	52,991	51,813,540
Charles Schwab Corp.	527,388	41,943,167

		93,756,707

Financial Services - 8.02%
Berkshire Hathaway, Inc., Class BB	118,785	61,035,297
Fidelity National Information Services, Inc.	477,561	33,964,138

		94,999,435

Insurance - 7.11%
Cincinnati Financial Corp.	188,286	27,830,554
Progressive Corp.	199,655	56,302,710

		84,133,264

Total Financials		272,889,406

Health Care - 3.29%

Pharmaceuticals - 3.29%
Johnson & Johnson	236,136	38,967,163

Industrials - 13.84%

Aerospace & Defense - 2.50%
Northrop Grumman Corp.	63,965	29,535,199

Air Freight & Logistics - 1.92%
United Parcel Service, Inc., Class B	190,708	22,699,973

See accompanying notes

1

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 88.91% (continued)

Industrials - 13.84% (continued)

Ground Transportation - 3.65%
Norfolk Southern Corp.	175,730	$43,185,648

Professional Services - 3.12%
Paychex, Inc.	243,847	36,984,274

Trading Companies & Distributors - 2.65%
Fastenal Co.	414,931	31,422,725

Total Industrials		163,827,819

Information Technology - 18.45%

Communications Equipment - 2.99%
Cisco Systems, Inc.	551,560	35,360,512

Electronic Equipment, Instruments & Components - 2.61%
Corning, Inc.	616,514	30,918,177

Semiconductors & Semiconductor Equipment - 4.12%
Texas Instruments, Inc.	248,790	48,760,352

Software - 3.26%
Microsoft Corp.	97,232	38,600,132

Technology Hardware, Storage & Peripherals - 5.47%
Apple, Inc.	267,673	64,734,038

Total Information Technology		218,373,211

Materials - 4.81%

Chemicals - 4.81%
Air Products & Chemicals, Inc.	180,179	56,963,591

Real Estate - 1.73%

Specialized REITs - 1.73%
Crown Castle, Inc.	218,044	20,517,941

Utilities - 2.86%

Multi-Utilities - 2.86%
Dominion Energy, Inc.	597,828	33,849,021

Total Common Stocks (Cost $577,574,451)		1,052,559,857

FOREIGN COMMON STOCKS - 8.43%

Communication Services - 4.03%

Entertainment - 4.03%
Nintendo Co. Ltd., ADRA	2,566,500	47,685,570

Consumer Staples - 1.64%

Beverages - 1.64%
Diageo PLC, ADRA	178,745	19,451,031

Information Technology - 2.76%

Electronic Equipment, Instruments & Components - 2.76%
TE Connectivity PLC	212,112	32,671,611

Total Foreign Common Stocks (Cost $83,123,333)		99,808,212

See accompanying notes

2

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.41% (Cost $28,526,675)

Investment Companies - 2.41%
American Beacon U.S. Government Money Market Select Fund, 4.21%C D	28,526,675	$28,526,675

SECURITIES LENDING COLLATERAL - 0.09% (Cost $1,069,796)

Investment Companies - 0.09%
American Beacon U.S. Government Money Market Select Fund, 4.21%C D	1,069,796	1,069,796

TOTAL INVESTMENTS - 99.84% (Cost $690,294,255)		1,181,964,540
OTHER ASSETS, NET OF LIABILITIES - 0.16%		1,896,058

TOTAL NET ASSETS - 100.00%		$1,183,860,598

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at February 28, 2025 (Note 9).

B Non-income producing security.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on February 28, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	110	March 2025	$33,294,303	$32,797,875	$(496,428)

			$33,294,303	$32,797,875	$(496,428)

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2025, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,052,559,857	$-	$-	$1,052,559,857
Foreign Common Stocks	99,808,212	-	-	99,808,212
Short-Term Investments	28,526,675	-	–	28,526,675
Securities Lending Collateral	1,069,796	-	–	1,069,796

Total Investments in Securities - Assets	$1,181,964,540	$-	$-	$1,181,964,540

Financial Derivative Instruments - Liabilities
Futures Contracts	$(496,428)	$-	$-	$(496,428)

Total Financial Derivative Instruments - Liabilities	$(496,428)	$-	$-	$(496,428)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2025, there were no transfers into or out of Level 3.

See accompanying notes

3

American Beacon The London Company Income Equity FundSM

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$1,152,368,069
Investments in affiliated securities, at fair value‡	29,596,471
Cash collateral held at broker for futures contracts	2,129,000
Dividends and interest receivable	2,138,771
Deposits with broker for futures contracts	979,947
Receivable for fund shares sold	310,814
Receivable for tax reclaims	643,678
Receivable for expense reimbursement (Note 2)	4
Prepaid expenses	66,075

Total assets	1,188,232,829

Liabilities:
Payable for fund shares redeemed	1,839,409
Management and sub-advisory fees payable (Note 2)	662,569
Service fees payable (Note 2)	63,892
Transfer agent fees payable (Note 2)	67,603
Payable upon return of securities loaned (Note 9) §	1,069,796
Custody and fund accounting fees payable	76,022
Professional fees payable	45,727
Trustee fees payable (Note 2)	27,052
Payable for prospectus and shareholder reports	12,736
Payable for variation margin from open futures contracts (Note 5)	496,168
Other liabilities	11,257

Total liabilities	4,372,231

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$1,183,860,598

Analysis of net assets:
Paid-in-capital	$597,126,063
Total distributable earnings (deficits)A	586,734,535

Net assets	$1,183,860,598

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	13,774,770

Y Class	30,781,395

Investor Class	1,169,671

A Class	7,068,260

C Class	971,686

R6 Class	5,193

Net assets:
R5 Class	$305,297,232

Y Class	$677,171,332

Investor Class	$25,781,943

A Class	$154,464,977

C Class	$21,029,417

R6 Class	$115,697

Net asset value, offering and redemption price per share:
R5 Class	$22.16

Y Class	$22.00

Investor Class	$22.04

A Class	$21.85

A Class (offering price)	$23.18

C Class	$21.64

R6 Class	$22.28

† Cost of investments in unaffiliated securities	$660,697,784
‡ Cost of investments in affiliated securities	$29,596,471
§ Fair value of securities on loan	$28,325,764

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

4

American Beacon The London Company Income Equity FundSM

Statement of Operations

For the period ended February 28, 2025 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$15,800,558
Dividend income from affiliated securities (Note 2)	862,269
Interest income	45,573
Income derived from securities lending (Note 9)	91,785

Total investment income	16,800,185

Expenses:
Management and sub-advisory fees (Note 2)	4,291,228
Transfer agent fees (Note 2):
R5 Class	81,883
Y Class	339,779
Investor Class	1,347
A Class	3,442
C Class	863
R6 Class	24
Custody and fund accounting fees	89,670
Professional fees	93,676
Registration fees and expenses	50,849
Service fees (Note 2):
Investor Class	46,369
A Class	62,865
C Class	12,359
Distribution fees (Note 2):
A Class	188,227
C Class	119,788
Prospectus and shareholder report expenses	27,222
Trustee fees (Note 2)	65,085
Loan interest expense (Note 2)	3,453
Line of credit interest expense (Note 10)	8,750
Other expenses	94,780

Total expenses	5,581,659

Net fees waived and expenses (reimbursed) (Note 2)	(48)

Net expenses	5,581,611

Net investment income	11,218,574

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	122,786,022
Commission recapture (Note 1)	11,267
Futures contracts	2,173,360
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(72,359,775)
Futures contracts	(1,880,163)

Net gain from investments	50,730,711

Net increase in net assets resulting from operations	$61,949,285

† Foreign taxes	$(12,061)

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

5

American Beacon The London Company Income Equity FundSM

Statements of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$11,218,574	$29,333,063
Net realized gain from investments in unaffiliated securities, commission recapture, and futures contracts	124,970,649	115,051,475
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(74,239,938)	72,807,469

Net increase in net assets resulting from operations	61,949,285	217,192,007

Distributions to shareholders:
Total retained earnings:
R5 Class	(38,928,865)	(14,582,636)
Y Class	(78,398,805)	(21,477,635)
Investor Class	(2,870,309)	(686,678)
A Class	(16,846,507)	(3,315,763)
C Class	(2,491,252)	(674,891)
R6 Class	(62,484)	(39,724)

Net distributions to shareholders	(139,598,222)	(40,777,327)

Capital share transactions (Note 11):
Proceeds from sales of shares	83,925,508	193,232,520
Reinvestment of dividends and distributions	103,081,437	31,148,212
Cost of shares redeemed	(370,290,763)	(659,197,498)

Net (decrease) in net assets from capital share transactions	(183,283,818)	(434,816,766)

Net (decrease) in net assets	(260,932,755)	(258,402,086)

Net assets:
Beginning of period	1,444,793,353	1,703,195,439

End of period	$1,183,860,598	$1,444,793,353

See accompanying notes

6

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of February 28, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon The London Company Income Equity Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

7

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are

8

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

9

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with The London Company of Virginia, LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $25 million	0.40%
Next $225 million	0.35%
Over $250 million	0.30%

The Management and Sub-Advisory Fees paid by the Fund for the period ended February 28, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,287,342
Sub-Advisory Fees	0.30%	2,003,886

Total	0.65%	$4,291,228

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended February 28, 2025, the Manager received securities lending fees of $13,301 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial

10

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 28, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$394,468

As of February 28, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$55,273

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a February 28, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2025 Fair Value
U.S. Government Money Market Select	Direct	The London Company Income Equity	$28,526,675	$-	$-	$862,269	$28,526,675
U.S. Government Money Market Select	Securities Lending	The London Company Income Equity	1,069,796	-	-	N/A	1,069,796

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2025, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
The London Company Income Equity	$18,818	$1,031	$19,849

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting

11

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

areas who report the activities of the credit facility to the Board. During the period ended February 28, 2025, the Fund borrowed on average $11,548,024 for 2 days at an average interest rate of 5.52% with interest charges of $3,453. These amounts are recorded as “Loan interest expense” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended February 28, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2024 - 12/31/2024	1/1/2025 – 2/28/2025*	Reimbursed Expenses	(Recouped) Expenses
The London Company Income Equity	R6	0.71%	0.71%	$48	$(22	)**	2027-2028

*	The contractual expense caps are effective through December 31, 2025.
**	This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statement of Operations.

Of the above amounts, $4 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at February 28, 2025.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
The London Company Income Equity	$22	$3	$20	2024-2025
The London Company Income Equity	-	532	-	2025-2026
The London Company Income Equity	-	232	-	2026-2027

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 28, 2025, RID collected $4,162 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended February 28, 2025, there were no CDSC fees collected for the A Class Shares of the Fund.

12

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended February 28, 2025, CDSC fees of $1,009 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

13

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

14

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges,

15

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including government money market funds and ETFs. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Fund could invest in government money market funds rather than purchasing individual short-term investments. If the Fund invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable government money market funds advised by the Manager.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The

16

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended February 28, 2025, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2025
The London Company Income Equity	153

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of February 28, 2025:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(496,428)	$(496,428)

The effect of financial derivative instruments on the Statement of Operations as of February 28, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$2,173,360	$2,173,360

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(1,880,163)	$(1,880,163)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default.

17

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2025.

Offsetting of Financial and Derivative Assets as of February 28, 2025:
	Assets	Liabilities
Futures Contracts(1)	$-	$496,428

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$496,428

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(496,428)

	Remaining Contractual Maturity of the Agreements As of February 28, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,069,796	$-	$-	$-	$1,069,796

Total Borrowings	$1,069,796	$-	$-	$-	$1,069,796

Gross amount of recognized liabilities for securities lending transactions					$1,069,796

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Dividend Risk

The Fund’s focus on dividend-paying stocks could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different

18

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the

19

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including government money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. If the Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s shareholders when distributed to them. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, during periods of significant volatility, the risks discussed herein associated with an investment in the Fund may be increased. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in

20

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling,; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulations could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

21

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

As of February 28, 2025, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$695,177,516	$506,311,297	$(19,524,273)	$486,787,024

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2024, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended February 28, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$58,694,411	$352,091,016

A summary of the Fund’s transactions in the USG Select Fund for the period ended February 28, 2025 were as follows:

Fund	Type of Transaction	August 31, 2024 Shares/Fair Value	Purchases	Sales	February 28, 2025 Shares/Fair Value
The London Company Income Equity	Direct	$45,138,737	$369,965,577	$386,577,639	$28,526,675
The London Company Income Equity	Securities Lending	20,149,369	91,949,024	111,028,597	1,069,796

22

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of February 28, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$28,325,764	$1,069,796	$27,838,147	$28,907,943

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

23

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2025, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	523,489	$11,687,024	4,002,575	$85,122,294
Reinvestment of dividends	1,606,052	34,067,410	622,430	13,180,733
Shares redeemed	(9,214,195)	(215,384,040)	(10,742,419)	(230,405,891)

Net (decrease) in shares outstanding	(7,084,654)	$(169,629,606)	(6,117,414)	$(132,102,864)

	Y Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,187,271	$48,180,504	3,765,751	$79,778,457
Reinvestment of dividends	2,700,171	56,734,673	731,127	15,357,380
Shares redeemed	(5,759,559)	(128,286,463)	(17,004,695)	(359,096,817)

Net (decrease) in shares outstanding	(872,117)	$(23,371,286)	(12,507,817)	$(263,960,980)

24

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

	Investor Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	45,980	$1,050,924	93,746	$1,981,747
Reinvestment of dividends	131,934	2,774,576	31,033	653,669
Shares redeemed	(163,193)	(3,655,315)	(398,686)	(8,506,286)

Net increase (decrease) in shares outstanding	14,721	$170,185	(273,907)	$(5,870,870)

	A Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	979,629	$21,899,182	1,161,188	$24,621,676
Reinvestment of dividends	365,844	7,627,982	67,711	1,417,954
Shares redeemed	(660,511)	(14,825,626)	(1,504,670)	(31,788,138)

Net increase (decrease) in shares outstanding	684,962	$14,701,538	(275,771)	$(5,748,508)

	C Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	50,082	$1,077,954	74,516	$1,556,481
Reinvestment of dividends	88,074	1,814,313	24,115	498,752
Shares redeemed	(338,182)	(7,575,686)	(1,208,924)	(25,321,789)

Net (decrease) in shares outstanding	(200,026)	$(4,683,419)	(1,110,293)	$(23,266,556)

	R6 Class
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,371	$29,920	8,029	$171,865
Reinvestment of dividends	2,937	62,483	1,920	39,724
Shares redeemed	(26,494)	(563,633)	(203,091)	(4,078,577)

Net (decrease) in shares outstanding	(22,186)	$(471,230)	(193,142)	$(3,866,988)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

25

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$23.71		$20.95	$21.25	$23.16	$19.14	$18.26

Income (loss) from investment operations:
Net investment income	0.21	B	0.43	0.43	0.37	0.35	0.36
Net gains (losses) on investments (both realized and unrealized)	0.84		2.91	0.24	(1.77)	4.23	2.07

Total income (loss) from investment operations	1.05		3.34	0.67	(1.40)	4.58	2.43

Less distributions:
Dividends from net investment income	(0.21)		(0.45)	(0.43)	(0.37)	(0.35)	(0.38)
Distributions from net realized gains	(2.39)		(0.13)	(0.54)	(0.14)	(0.21)	(1.17)

Total distributions	(2.60)		(0.58)	(0.97)	(0.51)	(0.56)	(1.55)

Net asset value, end of period	$22.16		$23.71	$20.95	$21.25	$23.16	$19.14

Total returnC	5.03	%D	16.29%	3.27%	(6.21)%	24.40%	13.81%

Ratios and supplemental data:
Net assets, end of period	$305,297,232		$494,606,175	$565,070,285	$512,217,743	$415,873,245	$307,794,240
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77	%E	0.75%	0.75%	0.74%	0.74%	0.75%
Expenses, net of reimbursements and/or recoupments	0.77	%E	0.75%	0.75%	0.74%	0.74%	0.75%
Net investment income, before expense reimbursements and/or recoupments	1.79	%E	2.01%	2.07%	1.63%	1.66%	1.99%
Net investment income, net of reimbursements and/or recoupments	1.79	%E	2.01%	2.07%	1.63%	1.66%	1.99%
Portfolio turnover rate	5	%D	11%	7%	9%	7%	21%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

26

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$23.56		$20.81	$21.12	$23.03	$19.02	$18.16

Income (loss) from investment operations:
Net investment income	0.20	A	0.40	0.41	0.35	0.33	0.34
Net gains (losses) on investments (both realized and unrealized)	0.83		2.91	0.23	(1.76)	4.23	2.06

Total income (loss) from investment operations	1.03		3.31	0.64	(1.41)	4.56	2.40

Less distributions:
Dividends from net investment income	(0.20)		(0.43)	(0.41)	(0.36)	(0.34)	(0.37)
Distributions from net realized gains	(2.39)		(0.13)	(0.54)	(0.14)	(0.21)	(1.17)

Total distributions	(2.59)		(0.56)	(0.95)	(0.50)	(0.55)	(1.54)

Net asset value, end of period	$22.00		$23.56	$20.81	$21.12	$23.03	$19.02

Total returnB	5.00	%C	16.29%	3.17%	(6.30)%	24.43%	13.70%

Ratios and supplemental data:
Net assets, end of period	$677,171,332		$745,610,321	$919,092,509	$1,007,455,843	$1,045,963,233	$783,186,967
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.82	%D	0.81%	0.81%	0.80%	0.81%	0.81%
Expenses, net of reimbursements and/or recoupments	0.82	%D	0.81%	0.81%	0.80%	0.81%	0.81%
Net investment income, before expense reimbursements and/or recoupments	1.77	%D	1.95%	2.00%	1.56%	1.60%	1.94%
Net investment income, net of reimbursements and/or recoupments	1.77	%D	1.95%	2.00%	1.56%	1.60%	1.94%
Portfolio turnover rate	5	%C	11%	7%	9%	7%	21%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

27

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28,		Year Ended August 31,

	2025		2024	2023	2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$23.60		$20.85	$21.15	$23.06	$19.05	$18.19

Income (loss) from investment operations:
Net investment income	0.17	A	0.35	0.35	0.29	0.28	0.30
Net gains (losses) on investments (both realized and unrealized)	0.83		2.91	0.25	(1.76)	4.23	2.06

Total income (loss) from investment operations	1.00		3.26	0.60	(1.47)	4.51	2.36

Less distributions:
Dividends from net investment income	(0.17)		(0.38)	(0.36)	(0.30)	(0.29)	(0.33)
Distributions from net realized gains	(2.39)		(0.13)	(0.54)	(0.14)	(0.21)	(1.17)

Total distributions	(2.56)		(0.51)	(0.90)	(0.44)	(0.50)	(1.50)

Net asset value, end of period	$22.04		$23.60	$20.85	$21.15	$23.06	$19.05

Total returnB	4.85	%C	15.97%	2.95%	(6.54)%	24.07%	13.38%

Ratios and supplemental data:
Net assets, end of period	$25,781,943		$27,251,831	$29,787,339	$46,690,436	$56,472,628	$41,904,048
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.09	%D	1.05%	1.07%	1.06%	1.07%	1.07%
Expenses, net of reimbursements and/or recoupments	1.09	%D	1.05%	1.07%	1.06%	1.07%	1.07%
Net investment income, before expense reimbursements and/or recoupments	1.51	%D	1.71%	1.72%	1.29%	1.33%	1.67%
Net investment income, net of reimbursements and/or recoupments	1.51	%D	1.71%	1.72%	1.29%	1.33%	1.67%
Portfolio turnover rate	5	%C	11%	7%	9%	7%	21%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

28

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$23.42		$20.69	$21.01	$22.90	$18.93	$18.08

Income (loss) from investment operations:
Net investment income	0.17	A	0.36	0.36	0.29	0.28	0.30
Net gains (losses) on investments (both realized and unrealized)	0.83		2.88	0.22	(1.74)	4.19	2.05

Total income (loss) from investment operations	1.00		3.24	0.58	(1.45)	4.47	2.35

Less distributions:
Dividends from net investment income	(0.18)		(0.38)	(0.36)	(0.30)	(0.29)	(0.33)
Distributions from net realized gains	(2.39)		(0.13)	(0.54)	(0.14)	(0.21)	(1.17)

Total distributions	(2.57)		(0.51)	(0.90)	(0.44)	(0.50)	(1.50)

Net asset value, end of period	$21.85		$23.42	$20.69	$21.01	$22.90	$18.93

Total returnB	4.85	%C	16.00%	2.89%	(6.48)%	24.04%	13.44%

Ratios and supplemental data:
Net assets, end of period	$154,464,977		$149,471,596	$137,795,991	$139,898,234	$143,875,366	$92,490,860
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.07	%D	1.06%	1.06%	1.05%	1.05%	1.04%
Expenses, net of reimbursements and/or recoupments	1.07	%D	1.06%	1.06%	1.05%	1.05%	1.04%
Net investment income, before expense reimbursements and/or recoupments	1.54	%D	1.70%	1.75%	1.31%	1.36%	1.71%
Net investment income, net of reimbursements and/or recoupments	1.54	%D	1.70%	1.75%	1.31%	1.36%	1.71%
Portfolio turnover rate	5	%C	11%	7%	9%	7%	21%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

29

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024		2023	2022	2021	2020

	(unaudited)

Net asset value, beginning of period	$23.22		$20.52		$20.83	$22.72	$18.78	$17.94

Income (loss) from investment operations:
Net investment income	0.08	A	0.20	A	0.16	0.09	0.10	0.14
Net gains (losses) on investments (both realized and unrealized)	0.82		2.85		0.28	(1.70)	4.19	2.06

Total income (loss) from investment operations	0.90		3.05		0.44	(1.61)	4.29	2.20

Less distributions:
Dividends from net investment income	(0.09)		(0.22)		(0.21)	(0.14)	(0.14)	(0.19)
Distributions from net realized gains	(2.39)		(0.13)		(0.54)	(0.14)	(0.21)	(1.17)

Total distributions	(2.48)		(0.35)		(0.75)	(0.28)	(0.35)	(1.36)

Net asset value, end of period	$21.64		$23.22		$20.52	$20.83	$22.72	$18.78

Total returnB	4.45	%C	15.09%		2.19%	(7.22)%	23.14%	12.59%

Ratios and supplemental data:
Net assets, end of period	$21,029,417		$27,201,522		$46,817,639	$60,287,047	$85,083,300	$95,091,128
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.84	%D	1.81%		1.80%	1.78%	1.79%	1.81%
Expenses, net of reimbursements and/or recoupments	1.84	%D	1.81%		1.80%	1.78%	1.79%	1.81%
Net investment income, before expense reimbursements and/or recoupments	0.74	%D	0.95%		1.00%	0.56%	0.62%	0.94%
Net investment income, net of reimbursements and/or recoupments	0.74	%D	0.95%		1.00%	0.56%	0.62%	0.94%
Portfolio turnover rate	5	%C	11%		7%	9%	7%	21%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

30

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended February 28, 2025		Year Ended August 31,					August 25, 2020A to August 31, 2020

			2024	2023	2022		2021

	(unaudited)

Net asset value, beginning of period	$23.81		$21.00	$21.30	$23.22		$19.13	$18.99

Income (loss) from investment operations:
Net investment income (loss)	0.21	B	0.82	0.24	0.39	B	2.03	(0.01)
Net gains (losses) on investments (both realized and unrealized)	0.86		2.57	0.43	(1.79)		2.59	0.15

Total income (loss) from investment operations	1.07		3.39	0.67	(1.40)		4.62	0.14

Less distributions:
Dividends from net investment income	(0.21)		(0.45)	(0.43)	(0.38)		(0.32)	-
Distributions from net realized gains	(2.39)		(0.13)	(0.54)	(0.14)		(0.21)	-

Total distributions	(2.60)		(0.58)	(0.97)	(0.52)		(0.53)	-

Net asset value, end of period	$22.28		$23.81	$21.00	$21.30		$23.22	$19.13

Total returnC	5.10	%D	16.52%	3.28%	(6.21)%		24.62%	0.74	%D

Ratios and supplemental data:
Net assets, end of period	$115,697		$651,908	$4,631,676	$1,018,965		$169,279	$100,763
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.73	%E	0.73%	0.72%	0.73%		0.75%	0.85	%E
Expenses, net of reimbursements and/or recoupments	0.71	%E	0.71%	0.71%	0.71%		0.71%	0.71	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.77	%E	1.84%	2.10%	1.75%		1.64%	(3.83	)%E
Net investment income (loss), net of reimbursements and/ or recoupments	1.79	%E	1.86%	2.11%	1.77%		1.68%	(3.69	)%E
Portfolio turnover rate	5	%D	11%	7%	9%		7%	21	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

31

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon The London Company Income Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 02/25

American Beacon Funds

Additional Fund Information	Back Cover

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	February 28, 2025

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

Argentina - 0.51% (Cost $2,012,273)

Foreign Common Stocks - 0.51%
Vista Energy SAB de CV, ADRA	35,387	$1,796,952

Austria - 1.44% (Cost $3,029,207)

Foreign Common Stocks - 1.44%
Erste Group Bank AGB	75,188	5,046,336

Brazil - 5.33%

Foreign Common Stocks - 5.33%
B3 SA - Brasil Bolsa Balcao	999,778	1,798,578
Banco do Brasil SA	566,813	2,669,253
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	243,957	3,973,275
Embraer SAA	349,375	4,118,212
Lojas Renner SA	250,000	488,520
PRIO SAA	268,703	1,772,757
Vale SA, ADR	266,556	2,513,623
Vale SA	147,728	1,403,528

Total Foreign Common Stocks		18,737,746

Total Brazil (Cost $20,064,943)		18,737,746

China - 26.55%

Foreign Common Stocks - 26.55%
AAC Technologies Holdings, Inc.B	777,000	4,487,505
AIA Group Ltd.B	663,600	5,082,730
Alibaba Group Holding Ltd.B	529,036	8,761,343
BeiGene Ltd.A B	21,200	451,265
China Construction Bank Corp., Class HB	7,037,000	5,972,263
Eastroc Beverage Group Co. Ltd., Class A	65,900	1,982,882
Hong Kong Exchanges & Clearing Ltd.B	62,700	2,828,370
JD.com, Inc., Class AB	170,500	3,566,584
KE Holdings, Inc., Class A	512,700	3,907,901
Meituan, Class BA B C	300,700	6,299,817
Ping An Insurance Group Co. of China Ltd., Class HB	969,500	5,754,003
Pop Mart International Group Ltd.B C	391,400	5,259,901
Tencent Holdings Ltd.B	353,200	21,768,200
Trip.com Group Ltd.A B	65,000	3,676,817
WH Group Ltd.B C	3,783,623	3,086,502
Xiaomi Corp., Class BA B C	1,561,600	10,407,198

Total Foreign Common Stocks		93,293,281

Total China (Cost $70,504,341)		93,293,281

Greece - 0.70% (Cost $2,091,066)

Foreign Common Stocks - 0.70%
National Bank of Greece SAB	266,101	2,478,123

India - 14.19%

Foreign Common Stocks - 14.19%
Cipla Ltd.	223,874	3,640,650
HCL Technologies Ltd.	208,452	3,755,492
HDFC Bank Ltd.	206,676	4,007,249
Hexaware Technologies Ltd.A	90,640	834,205
ICICI Bank Ltd.	361,992	5,046,257
ITC Ltd.	464,857	2,122,135
Larsen & Toubro Ltd.	82,051	2,986,523
Macrotech Developers Ltd.C	259,276	3,454,804
Mahindra & Mahindra Ltd.	125,867	3,784,451

See accompanying notes

1

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

India - 14.19% (continued)

Foreign Common Stocks - 14.19% (continued)
MakeMyTrip Ltd.A	18,522	$1,782,929
Max Healthcare Institute Ltd.	272,749	3,085,244
PB Fintech Ltd.A	162,455	2,716,836
Power Grid Corp. of India Ltd.	1,113,232	3,220,556
Reliance Industries Ltd.	424,991	5,858,629
Varun Beverages Ltd.	690,519	3,557,834

Total Foreign Common Stocks		49,853,794

Total India (Cost $50,114,135)		49,853,794

Indonesia - 1.40%

Foreign Common Stocks - 1.40%
Bank Central Asia Tbk. PT	5,625,700	2,896,263
Bank Mandiri Persero Tbk. PT	7,246,200	2,014,932

Total Foreign Common Stocks		4,911,195

Total Indonesia (Cost $4,911,195)		4,911,195

Malaysia - 1.59%

Foreign Common Stocks - 1.59%
CIMB Group Holdings Bhd.	1,752,700	3,110,013
Tenaga Nasional Bhd.	819,400	2,493,135

Total Foreign Common Stocks		5,603,148

Total Malaysia (Cost $5,603,148)		5,603,148

Mexico - 4.19%

Foreign Common Stocks - 4.19%
America Movil SAB de CV, Series B	3,651,882	2,595,796
Arca Continental SAB de CV	285,525	2,952,907
Fomento Economico Mexicano SAB de CV, ADR	25,144	2,365,548
Grupo Mexico SAB de CV, Series B	895,117	4,211,239
Ternium SA, ADR	89,625	2,589,266

Total Foreign Common Stocks		14,714,756

Total Mexico (Cost $16,127,186)		14,714,756

Peru - 1.14% (Cost $3,593,386)

Foreign Common Stocks - 1.14%
Credicorp Ltd.	21,910	4,009,968

Poland - 1.74%

Foreign Common Stocks - 1.74%
Dino Polska SAA B C	22,064	2,704,947
Powszechna Kasa Oszczednosci Bank Polski SAB	198,792	3,397,296

Total Foreign Common Stocks		6,102,243

Total Poland (Cost $5,331,344)		6,102,243

Republic of Korea - 5.32%

Foreign Common Stocks - 5.32%
Coupang, Inc.A	85,385	2,023,625
Hyundai Glovis Co. Ltd.	29,417	2,627,117
KT Corp., ADR	131,702	2,260,006
Samsung C&T Corp.	29,143	2,451,816
Samsung Electronics Co. Ltd., GDRD	4,852	4,524,490
SK Hynix, Inc.	36,807	4,826,277

Total Foreign Common Stocks		18,713,331

Total Republic of Korea (Cost $18,716,633)		18,713,331

See accompanying notes

2

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

Singapore - 0.84% (Cost $2,649,617)

Foreign Common Stocks - 0.84%
Sea Ltd., ADRA	23,359	$2,972,900

South Africa - 4.37%

Foreign Common Stocks - 4.37%
Bid Corp. Ltd.B	75,474	1,816,887
Capitec Bank Holdings Ltd.B	22,131	3,636,484
MTN Group Ltd.B	452,324	2,863,229
Naspers Ltd., Class NB	17,416	4,151,416
Sanlam Ltd.B	627,233	2,889,783

Total Foreign Common Stocks		15,357,799

Total South Africa (Cost $11,276,550)		15,357,799

Taiwan - 9.37%

Foreign Common Stocks - 9.37%
ASE Technology Holding Co. Ltd., ADR	325,323	3,295,522
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	164,130	29,630,389

Total Foreign Common Stocks		32,925,911

Total Taiwan (Cost $36,696,785)		32,925,911

Thailand - 1.10%

Foreign Common Stocks - 1.10%
Bangkok Dusit Medical Services PCL, Class F	2,440,800	1,726,340
CP ALL PCL	1,397,500	2,134,210

Total Foreign Common Stocks		3,860,550

Total Thailand (Cost $3,860,550)		3,860,550

Turkey - 0.68% (Cost $2,278,562)

Foreign Common Stocks - 0.68%
Aselsan Elektronik Sanayi Ve Ticaret ASB	931,600	2,386,831

United Arab Emirates - 5.28%

Foreign Common Stocks - 5.28%
Abu Dhabi Commercial Bank PJSC	1,403,185	4,383,614
Aldar Properties PJSC	2,117,165	5,170,400
Emaar Properties PJSC	1,109,873	4,157,897
Emirates NBD Bank PJSC	433,199	2,596,435
Talabat Holding PLCA	5,273,002	2,260,570

Total Foreign Common Stocks		18,568,916

Total United Arab Emirates (Cost $18,568,916)		18,568,916

United States - 6.01% (Cost $21,893,843)

Exchange-Traded Instruments - 6.01%
iShares MSCI Taiwan ETF,	415,480	21,110,539

SHORT-TERM INVESTMENTS - 6.04% (Cost $21,223,801)

Investment Companies - 6.04%
American Beacon U.S. Government Money Market Select Fund, 4.21%E F	21,223,801	21,223,801

TOTAL INVESTMENTS - 97.79% (Cost $320,547,481)		343,668,120
OTHER ASSETS, NET OF LIABILITIES - 2.21%		7,758,526

TOTAL NET ASSETS - 100.00%		$351,426,646

See accompanying notes

3

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $118,773,830 or 33.80% of net assets.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $31,213,169 or 8.88% of net assets. The Fund has no right to demand registration of these securities.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E 7-day yield.

F The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

PCL - Public Company Limited (Thailand).

PJSC - Public Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2025, the investments were classified as described below:

Ninety One Emerging Markets Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$1,796,952	$-	$-	$1,796,952
Austria	-	5,046,336	-	5,046,336
Brazil	18,737,746	-	-	18,737,746
China	5,890,783	87,402,498	-	93,293,281
Greece	-	2,478,123	-	2,478,123
India	49,853,794	-	-	49,853,794
Indonesia	4,911,195	-	-	4,911,195
Malaysia	5,603,148	-	-	5,603,148
Mexico	14,714,756	-	-	14,714,756
Peru	4,009,968	-	-	4,009,968
Poland	-	6,102,243	-	6,102,243
Republic of Korea	18,713,331	-	-	18,713,331
Singapore	2,972,900	-	-	2,972,900
South Africa	-	15,357,799	-	15,357,799
Taiwan	32,925,911	-	-	32,925,911
Thailand	3,860,550	-	-	3,860,550
Turkey	-	2,386,831	-	2,386,831
United Arab Emirates	18,568,916	-	-	18,568,916
Exchange-Traded Instruments
United States	21,110,539	-	-	21,110,539
Short-Term Investments	21,223,801	-	-	21,223,801

Total Investments in Securities - Assets	$224,894,290	$118,773,830	$-	$343,668,120

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2025, there were no transfers into or out of Level 3.

See accompanying notes

4

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

China - 3.03% (Cost $10,385,279)

Foreign Common Stocks - 3.03%
NetEase, Inc., ADR	116,439	$11,611,297

Germany - 3.38% (Cost $10,613,292)

Foreign Common Stocks - 3.38%
Beiersdorf AGA	94,122	12,943,993

Israel - 2.71% (Cost $5,979,738)

Foreign Common Stocks - 2.71%
Check Point Software Technologies Ltd.B	47,089	10,371,823

Netherlands - 5.43% (Cost $13,996,372)

Foreign Common Stocks - 5.43%
ASML Holding NVA	29,323	20,817,561

Republic of Korea - 1.12% (Cost $6,129,356)

Foreign Common Stocks - 1.12%
Samsung Electronics Co. Ltd., GDRC	4,627	4,314,677

United Kingdom - 3.56%

Foreign Common Stocks - 3.56%
London Stock Exchange Group PLCA	57,465	8,576,061
St. James’s Place PLCA	377,495	5,069,780

Total Foreign Common Stocks		13,645,841

Total United Kingdom (Cost $12,057,016)		13,645,841

United States - 73.30%

Common Stocks - 73.30%
Align Technology, Inc.B	19,217	3,594,155
Alphabet, Inc., Class A	85,732	14,598,445
Autodesk, Inc.B	53,157	14,576,181
Automatic Data Processing, Inc.	39,556	12,467,260
Booking Holdings, Inc.	3,694	18,529,141
Edwards Lifesciences Corp.B	111,426	7,980,330
Electronic Arts, Inc.	76,368	9,860,636
FactSet Research Systems, Inc.	20,026	9,246,805
ICON PLCB	53,327	10,133,197
Intuit, Inc.	24,514	15,047,674
Johnson & Johnson	58,524	9,657,630
Marsh & McLennan Cos., Inc.	17,009	4,045,421
Microsoft Corp.	56,606	22,472,016
Monster Beverage Corp.B	122,026	6,668,721
Moody’s Corp.	20,285	10,222,423
Motorola Solutions, Inc.	10,533	4,636,837
Nestle SAA	116,924	11,278,028
Philip Morris International, Inc.	153,324	23,808,151
Roche Holding AGA	28,685	9,554,069
S&P Global, Inc.	16,062	8,572,932
VeriSign, Inc.B	67,015	15,941,528
Visa, Inc., Class A	104,974	38,075,120

Total Common Stocks		280,966,700

Total United States (Cost $206,476,590)		280,966,700

SHORT-TERM INVESTMENTS - 7.29% (Cost $27,948,827)

Investment Companies - 7.29%
American Beacon U.S. Government Money Market Select Fund, 4.21%D E	27,948,827	27,948,827

TOTAL INVESTMENTS - 99.82% (Cost $293,586,470)		382,620,719
OTHER ASSETS, NET OF LIABILITIES - 0.18%		695,725

TOTAL NET ASSETS - 100.00%		$383,316,444

See accompanying notes

5

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

A Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $68,239,492 or 17.80% of net assets.

B Non-income producing security.

C Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D 7-day yield.

E The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2025, the investments were classified as described below:

Ninety One Global Franchise Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
China	$11,611,297	$-	$-	$11,611,297
Germany	-	12,943,993	-	12,943,993
Israel	10,371,823	-	-	10,371,823
Netherlands	-	20,817,561	-	20,817,561
Republic of Korea	4,314,678	-	-	4,314,678
United Kingdom	-	13,645,841	-	13,645,841
Common Stocks
United States	260,134,602	20,832,097	-	280,966,699
Short-Term Investments	27,948,827	-	-	27,948,827

Total Investments in Securities - Assets	$314,381,227	$68,239,492	$-	$382,620,719

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2025, there were no transfers into or out of Level 3.

See accompanying notes

6

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

Australia - 2.53% (Cost $134,038)

Foreign Common Stocks - 2.53%
REA Group Ltd.A	1,060	$158,542

Canada - 6.31%

Foreign Common Stocks - 6.31%
Constellation Software, Inc.	115	396,407

Warrants - 0.00%
Constellation Software, Inc.A B C	40	0

Total Canada (Cost $281,380)		396,407

China - 5.00%

Foreign Common Stocks - 5.00%
AIA Group Ltd.A	12,000	91,912
Hangzhou Tigermed Consulting Co. Ltd., Class HA D	7,000	30,549
Kweichow Moutai Co. Ltd., Class AA	300	61,784
NetEase, Inc.A	6,500	130,035

Total Foreign Common Stocks		314,280

Total China (Cost $346,890)		314,280

France - 12.25%

Foreign Common Stocks - 12.25%
EssilorLuxottica SAA	1,206	358,520
Hermes International SCAA	75	214,920
L’Oreal SAA	536	196,247

Total Foreign Common Stocks		769,687

Total France (Cost $648,352)		769,687

Germany - 14.74%

Foreign Common Stocks - 13.67%
Beiersdorf AGA	1,139	156,639
SAP SEA	2,104	581,546
Siemens Healthineers AGA D	2,155	120,403

Total Foreign Common Stocks		858,588

Foreign Preferred Stocks - 1.07%
Sartorius AG, 0.310%A E	270	67,568

Total Germany (Cost $742,736)		926,156

Ireland - 2.73% (Cost $171,418)

Foreign Common Stocks - 2.73%
Accenture PLC, Class A	491	171,113

Japan - 3.69% (Cost $176,228)

Foreign Common Stocks - 3.69%
Nintendo Co. Ltd.A	3,100	231,695

Netherlands - 8.18%

Foreign Common Stocks - 8.18%
ASML Holding NVA	224	159,027
Heineken NVA	1,539	130,428
Wolters Kluwer NVA	1,460	224,086

Total Foreign Common Stocks		513,541

Total Netherlands (Cost $514,239)		513,541

Spain - 2.44% (Cost $141,500)

Foreign Common Stocks - 2.44%
Amadeus IT Group SAA	2,018	153,422

See accompanying notes

7

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

	Shares	Fair Value

Switzerland - 1.88% (Cost $102,150)

Foreign Common Stocks - 1.88%
Lonza Group AGA	187	$118,229

Taiwan - 3.81% (Cost $162,388)

Foreign Common Stocks - 3.81%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,327	239,563

United Kingdom - 9.57%

Foreign Common Stocks - 9.57%
InterContinental Hotels Group PLCA	1,226	153,426
London Stock Exchange Group PLCA	2,148	320,567
Reckitt Benckiser Group PLCA	1,921	126,918

Total Foreign Common Stocks		600,911

Total United Kingdom (Cost $515,632)		600,911

United States - 22.88%

Common Stocks - 22.88%
Alcon AGA	2,151	199,428
Experian PLCA	3,361	160,556
ICON PLCB	923	175,388
Mastercard, Inc., Class A	688	396,501
Nestle SAA	1,747	168,509
Novartis AGA	965	105,147
Philip Morris International, Inc.	1,493	231,833

Total Common Stocks		1,437,362

Total United States (Cost $1,288,425)		1,437,362

SHORT-TERM INVESTMENTS - 1.49% (Cost $93,573)

Investment Companies - 1.49%
American Beacon U.S. Government Money Market Select Fund, 4.21%F G	93,573	93,573

TOTAL INVESTMENTS - 97.50% (Cost $5,318,949)		6,124,481
OTHER ASSETS, NET OF LIABILITIES - 2.50%		157,358

TOTAL NET ASSETS - 100.00%		$6,281,839

Percentages are stated as a percent of net assets.

A Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $4,420,103 or 70.36% of net assets.

B Non-income producing security.

C Value was determined using significant unobservable inputs.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $150,952 or 2.40% of net assets. The Fund has no right to demand registration of these securities.

E A type of Preferred Stock that has no maturity date.

F 7-day yield.

G The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

8

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

February 28, 2025 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2025, the investments were classified as described below:

Ninety One International Franchise Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Australia	$-	$158,542	$-		$158,542
Canada	396,407	-	-		396,407
China	-	314,280	-		314,280
France	-	769,687	-		769,687
Germany	-	858,588	-		858,588
Ireland	171,113	-	-		171,113
Japan	-	231,695	-		231,695
Netherlands	-	513,541	-		513,541
Spain	-	153,422	-		153,422
Switzerland	-	118,229	-		118,229
Taiwan	239,563	-	-		239,563
United Kingdom	-	600,911	-		600,911
Warrants
Canada	-	-	0	(1)	0	(1)
Foreign Preferred Stocks
Germany	-	67,568	-		67,568
Common Stocks
United States	803,722	633,640	-		1,437,362
Short-Term Investments	93,573	-	-		93,573

Total Investments in Securities - Assets	$1,704,378	$4,420,103	$0	(1)	$6,124,481

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2025, there were no transfers into or out of Level 3. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

See accompanying notes

9

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	Ninety One Emerging Markets Equity Fund		Ninety One Global Franchise Fund		Ninety One International Franchise Fund
Assets:
Investments in unaffiliated securities, at fair value†	$322,444,319		$354,671,892		$6,030,908
Investments in affiliated securities, at fair value‡	21,223,801		27,948,827		93,573
Foreign currency, at fair value^	79,942		54,953		22,883
Dividends and interest receivable	318,432		363,041		1,409
Receivable for investments sold	130,317,094		-		-
Receivable for fund shares sold	184,478		308,736		103,366
Receivable for tax reclaims	112,315		312,311		6,189
Receivable for expense reimbursement (Note 2)	9,148		12,307		12,130
Prepaid expenses	-		38,940		49,868

Total assets	474,689,529		383,711,007		6,320,326

Liabilities:
Payable for investments purchased	123,150,156		-		-
Payable for fund shares redeemed	29,439		64,210		635
Management and sub-advisory fees payable (Note 2)	65,417		226,430		3,627
Transfer agent fees payable (Note 2)	4,151		39,299		84
Custody and fund accounting fees payable	5,243		25,534		7,761
Professional fees payable	4,481		15,393		26,291
Trustee fees payable (Note 2)	767		9,801		89
Payable for prospectus and shareholder reports	1,327		7,595		-
Other liabilities	1,902		6,301		-

Total liabilities	123,262,883		394,563		38,487

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$351,426,646		$383,316,444		$6,281,839

Analysis of net assets:
Paid-in-capital	$325,043,526		$285,327,454		$5,507,366
Total distributable earnings (deficits)A	26,383,120		97,988,990		774,473

Net assets	$351,426,646		$383,316,444		$6,281,839

Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	32,039,220		17,865,374		441,292

Y Class	771	C	2,935,933	C	114,808	D

R6 Class	88	E	57	D	97	D

Net assets:
R5 ClassB	$351,416,872		$329,405,746		$4,984,028

Y Class	$8,809	C	$53,909,647	C	$1,296,715	D

R6 Class	$965	E	$1,051	D	$1,096	D

Net asset value, offering and redemption price per share:
R5 ClassB	$10.97		$18.44		$11.29

Y Class	$11.43	C	$18.36	C	$11.29	D

R6 Class	$10.97	E	$18.44	D	$11.30	D

† Cost of investments in unaffiliated securities	$299,323,680		$265,637,643		$5,225,376
‡ Cost of investments in affiliated securities	$21,223,801		$27,948,827		$93,573
^ Cost of foreign currency	$79,831		$55,412		$23,123

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B Formerly known as I Shares.
C Formerly known as A Shares.
D Class launched on November 15, 2024 and commenced operations on November 18, 2024. See Note 1 in the Notes to Financial Statements for additional information.
E Class launched on February 21, 2025 and commenced operations on February 24, 2025. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

10

American Beacon FundsSM

Statements of Operations

(Unaudited)

	Ninety One Emerging Markets Equity Fund			Ninety One Global Franchise Fund
	Period from 11/1/2024 through 2/28/2025#		Year Ended 10/31/2024	Period from 11/1/2024 through 2/28/2025#		Year Ended 10/31/2024
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,077,160		$7,237,601	$887,739	A	$3,925,017
Dividend income from affiliated securities (Note 2)	14,132		-	260,009		-
Interest income	-		-	119		-

Total investment income	1,091,292		7,237,601	1,147,867		3,925,017

Expenses:
Management and sub-advisory fees (Note 2)	844,474		2,270,834	926,135		2,636,084
Administrative service feesB	102,307		292,123	13,974		331,096
Transfer agent fees (Note 2):
R5 ClassC	212,520		95,968	52,386		101,600
Y ClassD	76		15	15,399		1,426
R6 Class	57	E	-	555	F	-
Custody and fund accounting fees	47,334		188,743	26,763		8,630
Professional fees	34,636		105,305	40,154		95,740
Registration fees and expenses	34,467		42,246	28,693		63,550
Service fees (Note 2):
Distribution fees (Note 2):
Y ClassD	8	G	127	554	G	13,647
Prospectus and shareholder report expenses	32,040		144,805	18,274		72,646
Trustee fees (Note 2)	14,893		23,995	18,360		27,953
Income tax expense	-		-	57,549		-
Other expenses	44,589		76,618	33,185		56,832

Total expenses	1,367,401		3,240,779	1,231,981		3,409,204

Net fees waived and expenses (reimbursed) (Note 2)	(409,015	)H	(670,275)	(123,815	)I	(409,369)

Net expenses	958,386		2,570,504	1,108,166		2,999,835

Net investment income	132,906		4,667,097	39,701		925,182

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities‡J	41,017,517		815,611	12,102,875		5,055,055
Foreign currency transactions	301,390		(230,794)	12,671		(19,390)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesK	(33,415,015)		64,384,940	13,787,612		51,257,974
Foreign currency transactions	13,122		2,748	(28,413)		18,791

Net gain from investments	7,917,014		64,972,505	25,874,745		56,312,430

Net increase in net assets resulting from operations	$8,049,920		$69,639,602	$25,914,446		$57,237,612

† Foreign taxes	$187,149		$931,193	$6,897		$179,960
‡ Foreign capital gains tax	$1,961,387		$918,822	$-		$-

# Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A Includes significant dividends of $206,987.
B This expense represents Administration fees paid to the previous Advisor prior to the Reorganization. See Note 2 in the Notes to Financial Statements for additional information.
C Formerly known as I Shares.
D Formerly known as A Shares.
E Class launched on February 21, 2025 and commenced operations on February 24, 2025. See Note 1 in the Notes to Financial Statements for additional information.
F Class launched on November 15, 2024 and commenced operations on November 18, 2024. See Note 1 in the Notes to Financial Statements for additional information.
G This expense represents Distribution fees paid to the previous Distributor prior to the Reorganization. See Note 2 in the Notes to Financial Statements for additional information.
H This expense includes $399,867 of fees waived by the Ninety One Emerging Markets Equity Fund prior to the Reorganization. See Note 1 in the Notes to Financial Statements for additional information.
I This expense includes $79,130 of fees waived by the Ninety One Global Franchise Fund prior to the Reorganization. See Note 1 in the Notes to Financial Statements for additional information.
J The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
K The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

11

American Beacon FundsSM

Statements of Operations

(Unaudited)

	Ninety One International Franchise Fund
	Period from 11/1/2024 through 2/28/2025#		Year Ended 10/31/2024
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$7,433	A	$59,283
Dividend income from affiliated securities (Note 2)	1,238		-

Total investment income	8,671		59,283

Expenses:
Management and sub-advisory fees (Note 2)	12,612		31,408
Administrative service feesB	5,137		125,256
Transfer agent fees (Note 2):
R5 ClassC	5,157		28,341
Y ClassD	639		-
R6 ClassD	555		-
Custody and fund accounting fees	7,520		5,824
Professional fees	33,960		32,880
Registration fees and expenses	13,159		13,816
Service fees (Note 2:
Distribution fees (Note 2):
Prospectus and shareholder report expenses	254		4,908
Trustee fees (Note 2)	200		353
Income tax expense	2,679		-
Loan interest expense (Note 2)	38		-
Other expenses	2,630		6,112

Total expenses	84,540		248,898

Net fees waived and expenses (reimbursed) (Note 2)	(67,467	)E	(213,219)

Net expenses	17,073		35,679

Net investment income (loss)	(8,402)		23,604

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesF	69,928		18,340
Foreign currency transactions	(177)		504
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesG	306,150		598,486
Foreign currency transactions	65		(454)

Net gain from investments	375,966		616,876

Net increase in net assets resulting from operations	$367,564		$640,480

† Foreign taxes	$1,242		$(5,861)

# Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A Includes significant dividends of $4,050.
B This expense represents Administration fees paid to the previous Advisor prior to the Reorganization. See Note 2 in the Notes to Financial Statements for additional information.
C Formerly known as I Shares.
D Class launched on November 15, 2024 and commenced operations on November 18, 2024. See Note 1 in the Notes to Financial Statements for additional information.
E This expense includes $21,653 of fees waived by the Ninety One International Franchise Fund prior to the Reorganization. See Note 1 in the Notes to Financial Statements for additional information.
F The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
G The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

12

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One Emerging Markets Equity Fund
	Period from 11/1/2024 through 2/28/2025#	Year Ended October 31, 2024	Year Ended October 31, 2023
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$132,906	$4,667,097	$4,108,030
Net realized gain (loss) from investments in unaffiliated securities and foreign currency transactions	41,318,907	584,817	(19,622,848)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and foreign currency transactions	(33,401,893)	64,387,688	25,614,987

Net increase in net assets resulting from operations	8,049,920	69,639,602	10,100,169

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(4,835,835)	(6,294,465)	(2,859,338)
Y ClassB	-	(4)	-

Net distributions to shareholders	(4,835,835)	(6,294,469)	(2,859,338)

Capital share transactions (Note 8):
Proceeds from sales of shares	22,400,691	60,428,007	144,253,395
Reinvestment of dividends and distributions	4,824,207	6,281,905	2,856,902
Cost of shares redeemed	(9,079,821)	(56,055,951)	(27,226,967)

Net increase in net assets from capital share transactions	18,145,077	10,653,961	119,883,330

Net increase in net assets	21,359,162	73,999,094	127,124,161

Net assets:
Beginning of period	330,067,484	256,068,390	128,944,229

End of period	$351,426,646	$330,067,484	$256,068,390

# Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A Formerly known as I Shares. See Note 1 in the Notes to Financial Statements for additional information.
B Formerly known as A Shares. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

13

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One Global Franchise Fund
	Period from 11/1/2024 through 2/28/2025#	Year Ended October 31, 2024	Year Ended October 31, 2023
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$39,701	$925,182	$1,115,584
Net realized gain (loss) from investments in unaffiliated securities and foreign currency transactions	12,115,546	5,035,665	(2,672,255)
Change in net unrealized appreciation of investments in unaffiliated securities and foreign currency transactions	13,759,199	51,276,765	25,992,557

Net increase in net assets resulting from operations	25,914,446	57,237,612	24,435,886

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(709,368)	(1,130,556)	(927,095)
Y ClassB	(129,232)	(6,505)	(1,393)
R6 ClassC	(2)	-	-

Net distributions to shareholders	(838,602)	(1,137,061)	(928,488)

Capital share transactions (Note 8):
Proceeds from sales of shares	81,156,055	123,753,415	95,399,094
Reinvestment of dividends and distributions	827,278	1,062,709	879,730
Cost of shares redeemed	(81,425,424)	(123,932,777)	(73,199,569)

Net increase in net assets from capital share transactions	557,909	883,347	23,079,255

Net increase in net assets	25,633,753	56,983,898	46,586,653

Net assets:
Beginning of period	357,682,691	300,698,793	254,112,140

End of period	$383,316,444	$357,682,691	$300,698,793

# Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A Formerly known as I Shares. See Note 1 in the Notes to Financial Statements for additional information.
B Formerly known as A Shares. See Note 1 in the Notes to Financial Statements for additional information.
C Class launched on November 15, 2024 and commenced operations on November 18, 2024. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

14

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One International Franchise Fund
	Period from 11/1/2024 through 2/28/2025#	Year Ended October 31, 2024	Year Ended October 31, 2023
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(8,402)	$23,604	$9,236
Net realized gain (loss) from investments in unaffiliated securities and foreign currency transactions	69,751	18,844	(64,178)
Change in net unrealized appreciation of investments in unaffiliated securities and foreign currency transactions	306,215	598,032	292,144

Net increase in net assets resulting from operations	367,564	640,480	237,202

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(29,114)	(11,669)	(7,354)
Y ClassB	(6)	-	-
R6 ClassB	(6)	-	-

Net distributions to shareholders	(29,126)	(11,669)	(7,354)

Capital share transactions (Note 9):
Proceeds from sales of shares	1,338,923	3,120,001	68,325
Reinvestment of dividends and distributions	29,126	11,669	7,354
Cost of shares redeemed	(325,183)	(45,728)	(523,166)

Net increase (decrease) in net assets from capital share transactions	1,042,866	3,085,942	(447,487)

Net increase (decrease) in net assets	1,381,304	3,714,753	(217,639)

Net assets:
Beginning of period	4,900,535	1,185,782	1,403,421

End of period	$6,281,839	$4,900,535	$1,185,782

# Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A Formerly known as I Shares. See Note 1 in the Notes to Financial Statements for additional information.
B Class launched on November 15, 2024 and commenced operations on November 18, 2024. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

15

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. American Beacon Ninety One Emerging Markets Equity Fund is diversified, and American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund are non-diversified. As of February 28, 2025, the Trust consists of twenty-seven active series, three of which are presented in this filing: American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Fund Reorganization

On June 4, 2024, the Trust’s Board of Trustees (the “Board”) approved a Plan of Reorganization and Termination (the “Plan”) to reorganize Ninety One Global Franchise Fund, Ninety One International Franchise Fund and Ninety One Emerging Markets Equity Fund (together, the “Acquired Ninety One Funds”), each a series of the Advisors’ Inner Circle Fund III, respectively, into American Beacon Ninety One Global Franchise Fund, American Beacon Ninety One International Franchise Fund and American Beacon Ninety One Emerging Markets Equity Fund, (together the “Acquiring Funds”), each a newly-created series of the Trust (each said transaction, a “Reorganization”). Shareholders for the Acquired Ninety One Funds approved the Plan at a special meeting on November 13, 2024.

On November 15, 2024, pursuant to the Plan, Ninety One Global Franchise Fund and Ninety One International Franchise Fund and on February 21, 2025, pursuant to the Plan, Ninety One Emerging Markets Equity Fund each transferred all its property and assets, to the Acquiring Funds, respectively, in exchange solely for voting shares of the Acquiring Funds and the assumption of all the Acquired Ninety One Funds’ liabilities, respectively. Shareholders of the Acquired Ninety One Funds became shareholders of the Acquiring Funds, respectively, in which they received shares of each Acquiring Fund equal in value to the shares of each of the Acquired Fund held by the shareholders immediately prior to the Reorganization.

The accounting and performance history of the I Shares and A Shares of Ninety One Global Franchise Fund were redesignated as that of the R5 Class shares and Y Class shares, respectively, of American Beacon Ninety One Global Franchise Fund with the same aggregate value. The R6 Class of the Fund commenced operations on November 16, 2024. The accounting and performance history of the I Shares of Ninety One International Franchise Fund was redesignated as that of the R5 Class shares of American Beacon Ninety One International Franchise Fund with the same aggregate value. The Y Class and R6 Class of the Fund commenced operations on November 16, 2024. The accounting and performance history of the I Shares and A Shares of Ninety One Emerging Markets Equity Fund were redesignated as that of the R5 Class shares and Y Class shares, respectively, of the American Beacon Ninety One Emerging Markets Equity Fund with the same aggregate value. The R6 Class of the Fund commenced operations on February 22, 2025.

The Reorganizations were structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes. As such, the Acquired Funds’ shareholders recognized no gain or loss for federal income tax purposes.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

The shares, net assets, net investment income, and net unrealized appreciation (depreciation) of the investments of Ninety One Global Franchise Fund and Ninety One International Franchise Fund, respectively, as of the close of business on November 15, 2024 were as follows:

Ninety One Global Franchise Fund

R5 Class Shares	20,335,056
Y Class Shares	307,035
Net Assets – R5 Class	$356,125,988
Net Assets – Y Class	$5,353,690
Net Investment loss	$(55,651)
Unrealized Appreciation	$81,478,716

Ninety One International Franchise Fund

R5 Class Shares	444,525
Net Assets – R5 Class	$4,608,591
Net Investment Income	$7,051
Unrealized Appreciation	$412,965

The shares, net assets, net investment income, and net unrealized appreciation (depreciation) of the investments of Ninety One Emerging Markets Equity Fund as of the close of business on February 21, 2025 were as follows:

Ninety One Emerging Markets Equity Fund

R5 Class Shares	31,467,072
Y Class Shares	737
Net Assets – R5 Class	$357,635,135
Net Assets – Y Class	$8,724
Net Investment Income	$40,691,342
Unrealized Appreciation	$36,469,126

The Acquiring Funds are designed to be substantially similar from an investment perspective to the Acquired Funds. The Reorganizations shifted the management oversight responsibility from Ninety One North America, Inc. (the “Advisor” when used to refer to the Acquired Ninety One Funds) to the Manager. The Manager engaged Ninety One North America, Inc. (the “Sub-Advisor” when used to refer to the Funds) as the sub-advisor to the Funds, thus maintaining the continuity of the portfolio management.

For financial reporting purposes, assets received, and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Ninety One Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with the amount distributable to shareholders for tax purposes.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Funds’ represents a single operating segment, as the CODM monitors the operating results of the Funds’ as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Change in Fiscal Year-End

On June 4, 2024, the Board approved a change in the fiscal year-end of the Acquired Ninety One Funds from an October 31 fiscal year-end to August 31. The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

databases maintained by the Funds’ custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

Prior to the Reorganization, the Advisor of the Acquired Ninety One Funds received an investment advisory fee calculated at an annual rate of 0.75% for all assets under management.

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedules:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with the Sub-Advisor pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

Ninety One Emerging Markets Equity Fund
All Assets	0.40%

Ninety One Global Franchise Fund
All Assets	0.40%

Ninety One International Franchise Fund
All Assets	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2025 were as follows:

Ninety One Emerging Markets Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$30,528
Sub-Advisory Fees	0.40%	813,946	*

Total	0.75%	$844,474

Ninety One Global Franchise Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$380,026
Sub-Advisory Fees	0.40%	546,109	**

Total	0.75%	$926,135

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Ninety One International Franchise Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,179
Sub-Advisory Fees	0.40%	7,433	**

Total	0.75%	$12,612

*	Includes fees paid prior to the reorganization on February 21, 2025.
**	Includes fees paid prior to the reorganization on November 15, 2024.

Service Plans

The Funds may reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries attributable to R5 and Y Classes shares of the Funds. R6 Class shares will not reimburse the Manager for any non-distribution shareholder services provided by financial intermediaries.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 28, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Ninety One Emerging Markets Equity	$-
Ninety One Global Franchise	14,065
Ninety One International Franchise	84

As of February 28, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Ninety One Emerging Markets Equity	$-
Ninety One Global Franchise	4,158
Ninety One International Franchise	84

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds listed below held the following shares with an February 28, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2025 Fair Value
U.S. Government Money Market Select	Direct	Ninety One Emerging Markets Equity	$21,223,801	$-	$-	$14,132	$21,223,801
U.S. Government Money Market Select	Direct	Ninety One Global Franchise	27,948,827	-	-	260,009	27,948,827
U.S. Government Money Market Select	Direct	Ninety One International Franchise	93,573	-	-	1,238	93,573

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2025, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Ninety One Emerging Markets Equity	$220
Ninety One Global Franchise	5,819
Ninety One International Franchise	28

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2025, Ninety One International Franchise Fund borrowed on average $53,652 for 2 days at an average interest rate of 5.39% with interest charges of $38. These amounts are recorded as “Loan interest expense” in the Statements of Operations. For the period ended February 28, 2025, Ninety One Emerging Markets Equity Fund and Ninety One Global Franchise did not utilize the credit facility.

Expense Reimbursement Plan

Prior to the Reorganization dates, the Acquired Ninety One Funds’ Advisor contractually agreed to waive fees and/or pay expenses of the Acquired Ninety One Funds to ensure that total annual fund operating expenses did not exceed 0.85% of the average daily net assets for the Acquired Ninety One Funds’ Class I shares and Class A shares, respectively (exchanged for R5 Class and Y Class shares, respectively). At the Reorganization date, the Acquired Ninety One Funds’ Advisor had waived and/or paid expenses of $399,842 and $25, for the Class I and Class A shares of the Ninety One Emerging Markets Equity Fund, respectively, and $77,956 and $1,174, for the Class I and Class A shares of the Ninety One Global Franchise Fund, respectively and $21,654 for the Class I shares of the Ninety One International Franchise Fund. The Manager contractually agreed to reduce fees and/or reimburse

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

expenses for the Classes of Ninety One Emerging Markets Equity Fund, through February 21, 2028, and of Ninety One Global Franchise Fund and Ninety One International Franchise Fund, through November 30, 2027 to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and other extraordinary expenses) exceed the expense cap. During the period ended February 28, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2024 - 11/24/2024	11/25/2024 - 2/28/2025	Reimbursed Expenses	(Recouped) Expenses
Ninety One Emerging Markets Equity	R5	0.85%	0.85%	$408,877	$-	2027-2028
Ninety One Emerging Markets Equity	Y	0.92%	0.92%	82	-	2027-2028
Ninety One Emerging Markets Equity	R6*	0.82%	0.82%	56	-	2027-2028
Ninety One Global Franchise	R5	0.85%	0.85%	106,229	-	2027-2028
Ninety One Global Franchise	Y	0.92%	0.85%	17,031	-	2027-2028
Ninety One Global Franchise	R6**	0.82%	0.82%	555	-	2027-2028
Ninety One International Franchise	R5	0.85%	0.85%	64,157	-	2027-2028
Ninety One International Franchise	Y**	0.92%	0.92%	2,746	-	2027-2028
Ninety One International Franchise	R6**	0.82%	0.82%	564	-	2027-2028

*	Commenced operations on February 24, 2025.
**	Commenced operations on November 18, 2024.

Of the above amounts, $9,148, $12,307 and $12,130 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at February 28, 2025 for the Ninety One Emerging Markets Equity Fund, Ninety One Global Franchise Fund and Ninety One International Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a the Funds.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of

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the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. GDRs may be offered in one or more foreign countries and represent the deposit with a foreign bank of securities of a foreign issuer. Depositary receipts may not be denominated in the

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same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the

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Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended February 28, 2025 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although

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the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

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Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Franchise Investing Risk

Franchise companies may be adversely affected by, among other factors, changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions both individually and across an industry. A Fund’s investments in franchise companies also are subject to legal and reputational risks as well as the risks associated with being a market leader, which can be disrupted by innovation. As a result of its investments in franchise companies, a Fund may be negatively impacted to a greater extent than if a Fund’s assets were invested more broadly in a number of types of companies.

Large and Mid-Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market, in some cases for extended periods of time, because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes, and, at times, such companies may be out of favor with investors. Large market capitalization companies generally are expected to be less volatile than companies with smaller market capitalizations. However, large market capitalization companies may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion, and may instead focus their competitive efforts on maintaining or expanding their market share.

Investments in mid-capitalization companies generally involve greater risks and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investments in larger, more established companies. Mid-capitalization companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they may face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-capitalization companies may have less market liquidity than large-capitalization companies, and they can be sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s

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performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Because the Funds invest in foreign securities, they are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, they could be subject to the risk of market timing activities by shareholders. The Funds generally price foreign securities using their closing prices from the foreign markets in which they trade, typically prior to each Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price their shares. In such instances, the Funds may fair value certain of their investments. Some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Non-Diversification Risk

American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund are non-diversified, which means the Funds may focus their investments in the securities of a

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comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. A Fund will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk and market risk.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, during periods of significant volatility, the risks discussed herein associated with an investment in the Fund may be increased. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

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High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling,; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulations could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

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The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of February 28, 2025, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ninety One Emerging Markets Equity	$330,873,762	$22,307,387	$(9,523,537)	$12,783,850
Ninety One Global Franchise	294,937,285	94,577,371	(6,907,460)	87,669,911
Ninety One International Franchise	5,327,685	1,006,086	(209,835)	796,251

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the tax deferral of post-October capital losses and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2024 the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Ninety One Emerging Markets Equity	$22,016,874	$11,648,786
Ninety One Global Franchise	1,641,376	-
Ninety One International Franchise	41,766	42,753

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 28, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Ninety One Emerging Markets Equity	$344,961,701	$356,998,506
Ninety One Global Franchise	5,117,260	18,892,975
Ninety One International Franchise	1,298,262	433,876

34

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	February 28, 2025 Shares/Fair Value
Ninety One Emerging Markets Equity	Direct	$-	$22,676,977	$1,453,176	$21,223,801
Ninety One Global Franchise	Direct	-	44,090,732	16,141,905	27,948,827
Ninety One International Franchise	Direct	-	1,140,642	1,047,069	93,573

8. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Period Ended February 28, 2025				Year Ended October 31, 2024		Year Ended October 31, 2023
Ninety One Emerging Markets Equity Fund	Shares		Amount		Shares	Amount	Shares	Amount
Shares sold	2,007,842		$22,035,646		5,541,015	$55,658,361	15,360,383	$139,716,982
Reinvestment of dividends	450,860		4,824,207		655,056	6,281,901	318,141	2,856,902
Shares redeemed	(801,189)		(8,720,525)		(5,062,791)	(51,218,475)	(2,447,208)	(22,715,601)

Net increase in shares outstanding	1,657,513		$18,139,328		1,133,280	$10,721,787	13,231,316	$119,858,283

	Y Class
	Period Ended February 28, 2025				Year Ended October 31, 2024		Year Ended October 31, 2023
Ninety One Emerging Markets Equity Fund	Shares		Amount		Shares	Amount	Shares	Amount
Shares sold	30,771		$364,045		468,383	$4,769,646	488,375	$4,536,413
Reinvestment of dividends	-		-		1	4	–	–
Shares redeemed	(30,372)		(359,296)		(468,335)	(4,837,476)	(488,377)	(4,511,366)

Net increase (decrease) in shares outstanding	399		$4,749		49	$(67,826)	(2)	$25,047

	R6 Class
	February 24, 2025A - February 28, 2025
Ninety One Emerging Markets Equity Fund	Shares		Amount
Shares sold	88	B	$1,000	B
Reinvestment of dividends	-		-
Shares redeemed	-		-

Net increase in shares outstanding	88		$1,000

	R5 Class
	Period Ended February 28, 2025				Year Ended October 31, 2024		Year Ended October 31, 2023
Ninety One Global Franchise Fund	Shares		Amount		Shares	Amount	Shares	Amount
Shares sold	1,416,104		$25,620,481		7,356,645	$123,221,322	6,415,576	$93,487,579
Reinvestment of dividends	39,415		698,044		64,521	1,056,204	63,464	878,337
Shares redeemed	(4,054,608)		(72,548,382)		(7,310,516)	(123,115,605)	(4,963,045)	(71,513,387)

Net increase (decrease) in shares outstanding	(2,599,089)		$(46,229,857)		110,650	$1,161,921	1,515,995	$22,852,529

35

American Beacon FundsSM

Notes to Financial Statements

February 28, 2025 (Unaudited)

	Y Class
	Period Ended February 28, 2025				Year Ended October 31, 2024		Year Ended October 31, 2023
Ninety One Global Franchise Fund	Shares		Amount		Shares	Amount	Shares	Amount
Shares sold	3,115,078		$55,534,574		31,935	$532,093	126,134	$1,911,515
Reinvestment of dividends	7,326		129,232		399	6,505	101	1,393
Shares redeemed	(497,960)		(8,877,042)		(47,945)	(817,172)	(115,106)	(1,686,182)

Net increase (decrease) in shares outstanding	2,624,444		$46,786,764		(15,611)	$(278,574)	11,129	$226,726

	R6 Class
	November 18, 2024A - February 28, 2025
Ninety One Global Franchise Fund	Shares		Amount
Shares sold	57	C	$1,000	C
Reinvestment of dividends	0	E	2
Shares redeemed	-		-

Net increase in shares outstanding	57		$1,002

	R5 Class
	Period Ended February 28, 2025				Year Ended October 31, 2024		Year Ended October 31, 2023
Ninety One International Franchise Fund	Shares		Amount		Shares	Amount	Shares	Amount
Shares sold	4,731		$52,023		327,453	$3,120,001	7,632	$68,325
Reinvestment of dividends	2,770		29,114		1,209	11,669	906	7,354
Shares redeemed	(30,904)		(325,183)		(4,199)	(45,728)	(58,243)	(523,166)

Net increase (decrease) in shares outstanding	(23,403)		$(244,046)		324,463	$3,085,942	(49,705)	$(447,487)

	Y Class
	November 18, 2024A - February 28, 2025
Ninety One International Franchise Fund	Shares		Amount
Shares sold	114,807	D	$1,285,900	D
Reinvestment of dividends	1		6
Shares redeemed	-		-

Net increase in shares outstanding	114,808		$1,285,906

	R6 Class
	November 18, 2024A - February 28, 2025
Ninety One International Franchise Fund	Shares		Amount
Shares sold	96	D	$1,000	D
Reinvestment of dividends	1		6
Shares redeemed	-		-

Net increase in shares outstanding	97		$1,006

A	Commencement of operations.
B	Seed capital was received on February 24, 2025 in the amount of $1,000. As a result, shares were issued in the amount of 88.
C	Seed capital was received on November 18, 2024 in the amount of $1,000. As a result, shares were issued in the amount of 57.
D	Seed capital was received on November 18, 2024 in the amount of $1,000. As a result, shares were issued in the amount of 96.
E	Amount less than 1.

9. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

36

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	November 1, 2024 to February 28, 2025B		Year Ended October 31,
			2024		2023		2022		2021		2020

	(unaudited)
Net asset value, beginning of period	$10.86		$8.75		$8.05		$12.83		$10.99		$10.72

Income (loss) from investment operations:
Net investment incomeD	0.00	C	0.16		0.15		0.29		0.20		0.18
Net gains (losses) on investments (both realized and unrealized)	0.27		2.17		0.66		(4.11)		1.78		0.40

Total income (loss) from investment operations	0.27		2.33		0.81		(3.82)		1.98		0.58

Less distributions:
Dividends from net investment income	(0.16)		(0.22)		(0.11)		(0.19)		(0.14)		(0.31)
Distributions from net realized gains	-		-		-		(0.77)		-		-

Total distributions	(0.16)		(0.22)		(0.11)		(0.96)		(0.14)		(0.31)

Net asset value, end of period	$10.97		$10.86		$8.75		$8.05		$12.83		$10.99

Total returnE	2.49	%F	26.95	%H	10.00	%H	(32.04	)%H	18.00	%H	5.32	%H

Ratios and supplemental data:
Net assets, end of period	$351,416,872		$330,063,328		$256,065,546		$128,941,619		$106,391,180		$56,863,239
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21	%G	1.07%		1.09%		1.15%		1.29%		1.65%
Expenses, net of reimbursements and/or recoupments	0.85	%G	0.85%		0.85%		0.85%		0.85%		0.85%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.24	)%G	1.32%		1.43%		2.50%		1.08%		0.94%
Net investment income, net of reimbursements and/or recoupments	0.12	%G	1.54%		1.67%		2.80%		1.52%		1.74%
Portfolio turnover rate	105	%F	68%		48%		29%		111%		55%

A	Prior to the reorganization on February 21, 2025, the R5 Class was known as I Shares.
B	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
C	Amount represents less than $0.01 per share.
D	Per share amounts have been calculated using the average shares method.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes

37

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	November 1, 2024 to February 28, 2025B		Year Ended October 31,
			2024		2023		2022		2021		2020

	(unaudited)
Net asset value, beginning of period	$11.17		$8.82		$8.03		$12.80		$10.97		$10.70

Income (loss) from investment operations:
Net investment income (loss)C	(0.81)		0.28		(0.02)		0.09		0.13		0.16
Net gains (losses) on investments (both realized and unrealized)	1.07		2.08		0.81		(3.93)		1.81		0.39

Total income from investment operations	0.26		2.36		0.79		(3.84)		1.94		0.55

Less distributions:
Dividends from net investment income	-		(0.01)		-		(0.16)		(0.11)		(0.28)
Distributions from net realized gains	-		-		-		(0.77)		-		-

Total distributions	-		(0.01)		-		(0.93)		(0.11)		(0.28)

Net asset value, end of period	$11.43		$11.17		$8.82		$8.03		$12.80		$10.97

Total returnD	2.33	%E	26.80	%H	9.84	%H	(32.22	)%H	17.70	%H	0.51	%H

Ratios and supplemental data:
Net assets, end of period	$8,809		$4,156		$2,844		$2,610		$16,641		$13,780
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.20	%F	1.32%		1.75%		1.42%		1.52%		1.92%
Expenses, net of reimbursements and/or recoupments	0.70	%F G	1.10%		1.09%		1.10%		1.10%		1.10%
Net investment income (loss), before expense reimbursements and/or recoupments	(36.42	)%F	2.46%		(0.90)%		0.48%		0.57%		0.72%
Net investment income (loss), net of reimbursements and/or recoupments	(34.92	)%F	2.68%		(0.24)%		0.80%		0.99%		1.54%
Portfolio turnover rate	105	%E	68%		48%		29%		111%		55%

A	Prior to the reorganization on February 21, 2025, the Y Class was known as A Shares.
B	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	The Manager agreed to voluntarily waive expenses as of 2/28/2025, despite expense caps being in place.
H

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes

38

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	February 24, 2025A to February 28, 2025
Net asset value, beginning of period	$11.37

Income from investment operations:
Net investment lossC	(0.00	)B
Net (losses) on investments (both realized and unrealized)	(0.40)

Total (loss) from investment operations	(0.40)

Less distributions:
Dividends from net investment income	-
Distributions from net realized gains	-

Total distributions	-

Net asset value, end of period	$10.97

Total returnD	(3.52	)%E

Ratios and supplemental data:
Net assets, end of period	$965
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	232.23	%F
Expenses, net of reimbursements and/or recoupments	0.94	%F G
Net investment (loss), before expense reimbursements and/or recoupments	(231.45)%
Net investment (loss), net of reimbursements and/or recoupments	(0.16)%
Portfolio turnover rate	105	%E

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%, for the period ended February 28, 2025.

See accompanying notes

39

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	November 1, 2024 to February 28, 2025B		Year Ended October 31,
			2024		2023		2022		2021		2020

	(unaudited)
Net asset value, beginning of period	$17.22		$14.54		$13.27		$16.59		$12.35		$11.67

Income (loss) from investment operations:
Net investment incomeD	0.00	C I	0.04		0.06		0.05		0.03		0.07
Net gains (losses) on investments (both realized and unrealized)	1.26		2.69		1.26		(3.35)		4.26		0.72

Total income (loss) from investment operations	1.26		2.73		1.32		(3.30)		4.29		0.79

Less distributions:
Dividends from net investment income	(0.04)		(0.05)		(0.05)		(0.02)		(0.05)		(0.07)
Distributions from net realized gains	-		-		-		-		-		(0.04)

Total distributions	(0.04)		(0.05)		(0.05)		(0.02)		(0.05)		(0.11)

Net asset value, end of period	$18.44		$17.22		$14.54		$13.27		$16.59		$12.35

Total returnE	7.33	%F	18.82	%J	9.97	%J	(19.91	)%J	34.85	%J	6.77	%J

Ratios and supplemental data:
Net assets, end of period	$329,405,746		$352,342,474		$295,960,634		$249,939,472		$235,442,772		$96,257,712
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.99	%G	0.97%		0.98%		0.99%		1.02%		1.24%
Expenses, net of reimbursements and/or recoupments	0.90	%G H	0.85%		0.85%		0.85%		0.85%		0.85%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.06	)%G I	0.15%		0.26%		0.18%		0.00%		0.21%
Net investment income, net of reimbursements and/or recoupments	0.03	%G I	0.27%		0.39%		0.32%		0.17%		0.60%
Portfolio turnover rate	1	%F	28%		8%		3%		5%		9%

A	Prior to the reorganization on November 15, 2024, the R5 Class was known as I Shares.
B	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
C	Amount represents less than $0.01 per share.
D	Per share amounts have been calculated using the average shares method.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%,for the period ended February 28, 2025.
I	Net investment income includes a significant dividend payment from Philip Morris International, Inc. amounting to $0.0096.
J

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes

40

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	November 1, 2024 to February 28, 2025B		Year Ended October 31,
			2024		2023		2022		2021		2020

	(unaudited)
Net asset value, beginning of period	$17.14		$14.49		$13.21		$16.54		$12.31		$11.64

Income (loss) from investment operations:
Net investment incomeD	0.00	C I	0.00	C	0.02		0.01		0.00	C	0.05
Net gains (losses) on investments (both realized and unrealized)	1.26		2.67		1.26		(3.34)		4.25		0.71

Total income (loss) from investment operations	1.26		2.67		1.28		(3.33)		4.25		0.76

Less distributions:
Dividends from net investment income	(0.04)		(0.02)		-		-		(0.02)		(0.05)
Distributions from net realized gains	-		-		-		-		-		(0.04)

Total distributions	(0.04)		(0.02)		-		-		(0.02)		(0.09)

Net asset value, end of period	$18.36		$17.14		$14.49		$13.21		$16.54		$12.31

Total returnE	7.36	%F	18.43	%J	9.73	%J	(20.13	)%J	34.58	%J	6.54	%J

Ratios and supplemental data:
Net assets, end of period	$53,909,647		$5,340,217		$4,738,159		$4,172,668		$6,448,085		$4,265,861
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.03	%G	1.22%		1.23%		1.24%		1.28%		1.49%
Expenses, net of reimbursements and/or recoupments	0.91	%G H	1.10%		1.10%		1.10%		1.10%		1.10%
Net investment (loss), before expense reimbursements and/or recoupments	(0.09	)%G I	(0.10)%		0.00	%F	(0.08)%		(0.18)%		(0.01)%
Net investment income, net of reimbursements and/or recoupments	0.03	%G I	0.02%		0.13%		0.06%		-%		0.38%
Portfolio turnover rate	1	%F	28%		8%		3%		5%		9%

A	Prior to the reorganization on November 15, 2024, the Y Class was known as A Shares.
B	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
C	Amount represents less than $0.01 per share.
D	Per share amounts have been calculated using the average shares method.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%,for the period ended February 28, 2025.
I	Net investment income includes a significant dividend payment from Philip Morris International, Inc. amounting to $0.0128.
J

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes

41

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	November 18, 2024A to February 28, 2025
Net asset value, beginning of period	$17.51

Income from investment operations:
Net investment incomeB	0.01	G
Net gains on investments (both realized and unrealized)	0.96

Total income from investment operations	0.97

Less distributions:
Dividends from net investment income	(0.04)
Distributions from net realized gains	-

Total distributions	(0.04)

Net asset value, end of period	$18.44

Total returnC	5.53	%D

Ratios and supplemental data:
Net assets, end of period	$1,051
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	185.32	%E
Expenses, net of reimbursements and/or recoupments	0.87	%E F
Net investment (loss), before expense reimbursements and/or recoupments	(184.33	)%E
Net investment income, net of reimbursements and/or recoupments	0.12	%E G
Portfolio turnover rate	1	%D G

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%,for the period ended February 28, 2025.
G	Net investment income includes a significant dividend payment from Philip Morris International, Inc. amounting to $0.0100.

See accompanying notes

42

American Beacon Ninety One International Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	November 1, 2024 to February 28, 2025#		Year Ended October 31,						August 31, 2021 to October 31, 2021B
			2024		2023		2022

	(unaudited)
Net asset value, beginning of period	$10.55		$8.46		$7.39		$9.80		$10.00

Income (loss) from investment operations:
Net investment income (loss)C	(0.02	)D	0.06		0.05		0.04		(0.01)
Net gains (losses) on investments (both realized and unrealized)	0.83		2.11		1.06		(2.45)		(0.19)

Total income (loss) from investment operations	0.81		2.17		1.11		(2.41)		(0.20)

Less distributions:
Dividends from net investment income	(0.07)		(0.08)		(0.04)		-		-
Distributions from net realized gains	-		-		-		-		-

Total distributions	(0.07)		(0.08)		(0.04)		-		-

Net asset value, end of period	$11.29		$10.55		$8.46		$7.39		$9.80

Total returnE	7.70	%F	25.78	%I	15.02	%I	(24.59	)%I	(2.00	)%F I

Ratios and supplemental data:
Net assets, end of period	$4,984,028		$4,900,535		$1,185,782		$1,403,421		$1,808,807
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	5.04	%G	5.94%		12.98%		11.88%		37.19	%G
Expenses, net of reimbursements and/or recoupments	1.02	%G H	0.85%		0.85%		0.85%		0.85	%G
Net investment (loss), before expense reimbursements and/or recoupments	(4.53	)%D G	(4.53)%		(11.55)%		(10.51)%		(36.88	)%G
Net investment income (loss), net of reimbursements and/or recoupments	(0.51	)%D G	0.56%		0.58%		0.52%		(0.54	)%G
Portfolio turnover rate	9	%F	8%		8%		18%		-	%F

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on November 15, 2024, the R5 Class was known as I Shares.
B	Commenced operations on August 31, 2021.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes significant dividend payments from Kweichow Moutai Co. Ltd., Philip Morris International, Inc. and Siemens Healthineers AG amounting to $0.0085.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85% for the period ended February 28, 2025.
I

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes

43

American Beacon Ninety One International Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	November 18, 2024A to February 28, 2025
Net asset value, beginning of period	$10.37

Income from investment operations:
Net investment income (loss)B	(0.01	)C
Net gains on investments (both realized and unrealized)	1.00

Total income from investment operations	0.99

Less distributions:
Dividends from net investment income	(0.07)
Distributions from net realized gains	-

Total distributions	(0.07)

Net asset value, end of period	$11.29

Total returnD	9.57	%E

Ratios and supplemental data:
Net assets, end of period	$1,296,715
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.19	%F
Expenses, net of reimbursements and/or recoupments	0.92	%F
Net investment (loss), before expense reimbursements and/or recoupments	(3.52	)%C F
Net investment (loss), net of reimbursements and/or recoupments	(0.25	)%C F
Portfolio turnover rate	9	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payments from Kweichow Moutai Co. Ltd., Philip Morris International, Inc. and Siemens Healthineers AG amounting to $0.0120.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

44

American Beacon Ninety One International Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	November 18, 2024A to February 28, 2025
Net asset value, beginning of period	$10.37

Income from investment operations:
Net investment income (loss)B	(0.01	)C
Net gains on investments (both realized and unrealized)	1.01

Total income from investment operations	1.00

Less distributions:
Dividends from net investment income	(0.07)
Distributions from net realized gains	-

Total distributions	(0.07)

Net asset value, end of period	$11.30

Total returnD	9.66	%E

Ratios and supplemental data:
Net assets, end of period	$1,096
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	183.85	%F
Expenses, net of reimbursements and/or recoupments	1.02	%F H
Net investment (loss), before expense reimbursements and/or recoupments	(183.27	)%C F
Net investment (loss), net of reimbursements and/or recoupments	(0.44	)%C F
Portfolio turnover rate	9	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payments from Kweichow Moutai Co. Ltd., Philip Morris International, Inc. and Siemens Healthineers AG amounting to $0.0087.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
H	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82% for the period ended February 28, 2025.

See accompanying notes

45

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Changes in and Disagreements with Accountants

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

EY’s report on the Fund’s financial statements for the fiscal periods ended October 31, 2020 through October 31, 2024 (the “Covered Periods”) and the interim periods ended November 15, 2024 and February 21, 2025 (“Interim Periods”), contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements, and there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Covered Periods and the Interim Periods, neither the Ninety One Funds, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Ninety One Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund are service marks of American Beacon Advisors, Inc.

SAR 02/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”).

EY’s report on the Fund’s financial statements for the fiscal periods ended October 31, 2024 through October 31, 2020 (the “Covered Period”) contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements, and there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The Ninety One Funds requested that EY furnish them with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not EY agrees with the above statements. A copy of such letter is filed as an Exhibit A to this Form N-CSRS.

On August 15, 2024, the Board approved the adoption of August 31 as the fiscal year end for the Ninety One Funds. The Board also recommend and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

During the Covered Period, neither the Ninety One Funds, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Ninety One Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Exhibit A: Letter from Ernst & Young LLP Subject to Item 304(a)(3)

May 08, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

We have read Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (“Item 8”) to Form N-CSR dated May 8, 2025 of American Beacon Funds (the “Trust”) and are in agreement with the statements contained in paragraphs 1 and 2 of Item 8 therein. We have no basis to agree or disagree with other statements of the registrant contained therein.

Yours very truly,

/s/ Ernst & Young LLP

Philadelphia, PA

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Disclosure Regarding the Approval of the Management Agreement and Investment Advisory Agreement Approvals Related to American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund (Unaudited)

At its June 4, 2024 meeting, the Board of Trustees (“Board”) considered:

(1) the approval of the management agreement (“Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon Ninety One Emerging Markets Equity Fund (“Emerging Markets Fund”), American Beacon Ninety One Global Franchise Fund (“Global Franchise Fund”) and American Beacon Ninety One International Franchise Fund (“International Franchise Fund” and, together with the Emerging Markets Fund and the Global Franchise Fund, the “Funds”), each a newly created series of the Trust, and

(2) the approval of the investment advisory agreement (the “Subadvisory Agreement”) among the Trust, on behalf of the Funds, the Manager and Ninety One North America, Inc. (the “Subadviser”), the Funds’ proposed subadviser.

Approval of the Management Agreement

Prior to the meeting, information was provided to the Board by the Manager in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the Funds. The Investment Committee of the Board also met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board at the May 15, 2024 and June 4, 2024 Board meetings in connection with the Board’s oversight reviews conducted during those meetings of the current Management Agreement among the Manager, the Trust and the American Beacon Select Funds (“Select Trust”) as it related to the existing mutual fund series of the Trust and the Select Trust (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its June 4, 2024 meeting at which the Board considered the approval of the Management Agreement with respect to the Funds. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to the Funds: (1) the nature and quality of the services to be provided; (2) the estimated costs to be incurred by the Manager in rendering its services to the Funds and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with respect to the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were fair and reasonable and that the approval of the Management Agreement was in the best interests of the Funds.

Nature, Extent and Quality of Services. The Board considered that it had conducted an oversight review of the Management Agreement as it related to the Existing Funds at its May 15, 2024 and June 4, 2024 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds, the financial condition of the Manager, including its parent company, and the background and experience of the Manager’s key investment personnel. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Funds will be generally consistent with the services provided to the Existing Funds that have a

3

Disclosure Regarding the Approval of the Management Agreement and Investment Advisory Agreement Approvals Related to American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund (Unaudited)

single investment subadviser. In addition, the Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Funds. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Funds.

Investment Performance. The Board considered that the Funds are new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board considered information provided by the Manager regarding the performance of registered investment companies advised by the Subadviser that the Manager and the Subadviser were proposing be reorganized into the corresponding Fund (each, a “Predecessor Fund”), as compared to: the benchmark indices of the Predecessor Funds, which are also the proposed benchmark indices of the Funds; each Predecessor Fund’s Morningstar, Inc. (“Morningstar”) category; and a peer group of funds that the Manager believes have similar investment objectives to, and will be direct competitors of, each Fund (each, a “Select Peer Group”). The Board considered information provided by the Manager regarding the comparative performance of each Predecessor Fund for various periods ended March 31, 2024, including the reasons for periods of underperformance.

Costs of the Services Provided to the Funds and the Profits or Losses to Be Realized by the Manager from Its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to a Fund. The Board also considered that the Manager will receive certain fees related to securities lending, to the extent a Fund engages in securities lending activities.

The Board then considered that, at assumed estimated asset levels, the Manager was projected to earn a pre-tax profit before and after distribution revenues and expenses from its first year of rendering services to the Emerging Markets Fund and the Global Franchise Fund and incur a pre-tax loss before and after distribution revenues and expenses from its first year of rendering services to the International Franchise Fund. The Board also considered the amounts of those projected profits and losses. The Board considered the Manager’s explanation regarding its cost allocation methodology in calculating these projections.

Comparisons of the Amounts to Be Paid to the Manager Under the Management Agreement and Other Funds in the Respective Morningstar Category and Select Peer Group. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to other single sub-advisor funds in the Trust. The Board considered information provided by the Manager reflecting the contractual management fee rate proposed by the Manager for each Fund, when combined with the proposed contractual investment advisory fee rate to be paid to the Subadviser, and the total expense ratio for each proposed class of shares, as compared to the average and median advisory fee rate and total expense ratio paid by funds in each Predecessor Fund’s Morningstar category and Select Peer Group. The Board also considered that the proposed combined contractual management fee rate proposed for each Fund is equal to the advisory fee rate of the corresponding Predecessor Fund.

The Board considered that the Manager had agreed to contractually limit the Funds’ total expenses (subject to certain standard exclusions) through at least November 30, 20261, at competitive market levels, and that the proposed net expense ratio for each share class of a Fund into which a share class of the corresponding Predecessor Fund would be reorganized was the same as, or lower than, the net expense ratio of the Predecessor Fund share class. The Board also considered that, pursuant to a separate Asset Purchase Agreement between the Manager and

[1]

Subsequent to the Board’s approvals described in this Appendix, these contractual limits were extended to November 30, 2027 for the Global Franchise Fund and International Franchise Fund, and February 21, 2028 for the Emerging Markets Equity Fund.

4

Disclosure Regarding the Approval of the Management Agreement and Investment Advisory Agreement Approvals Related to American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund (Unaudited)

the Subadviser, in connection with the successful closing of the proposed reorganizations (“Reorganizations”) of the Predecessor Funds into the Funds, the Manager has agreed to compensate the Subadviser in five annual installments following each of the five 12-month periods following the closing date of each Reorganization, based on the average daily net assets of the Funds for each 12-month period, or a certain minimum specified amount, whichever is less. The Board considered that this compensation is payable by the Manager and not by the Funds. The foregoing information assisted the Board in concluding that the management fee rates appeared to be within a reasonable range for the services to be provided to the Funds, in light of all the factors considered.

Economies of Scale. The Board considered the Manager’s representation that the proposed management fee rates for the Funds contain breakpoints, which the Manager believes properly reflect economies of scale for the benefit of the Funds’ shareholders.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s representations regarding potential incidental benefits that the Manager might realize from this proposed new relationship, including those relating to potential cross-selling opportunities, and that the Manager will benefit from each Fund’s investment of its cash sweep accounts and securities lending collateral in the American Beacon U.S. Government Money Market Select Fund, a series of the American Beacon Select Funds. The Board also considered the Manager’s representation that the Funds will likely benefit from their relationship with the Manager by having a manager with competitive rates of return, a well-diversified and conservative investment approach and lower than average costs, and from potential cross-selling opportunities. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Funds appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds or the Manager, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”): (1) concluded that the proposed management fee is fair and reasonable with respect to the Funds; (2) determined that the Funds and their shareholders were expected to benefit from the Manager’s management of the Funds; and (3) approved the Management Agreement on behalf of the Funds.

Approval of the Subadvisory Agreement

Prior to the June 4, 2024 meeting, information was provided to the Board by the Subadviser in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Subadvisory Agreement. The Investment Committee of the Board also met with representatives of the Subadviser and its affiliates.

Provided below is an overview of the primary factors the Board considered at its June 4, 2024 meeting at which the Board considered the approval of the Subadvisory Agreement. In determining whether to approve the Subadvisory Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of the Predecessor Funds, a comparable client account and a composite of such accounts managed by the Subadviser; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Subadviser with other clients; and (6) any other benefits anticipated to be derived by the Subadviser from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration of the Subadvisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the

5

Disclosure Regarding the Approval of the Management Agreement and Investment Advisory Agreement Approvals Related to American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund (Unaudited)

approval of investment advisory contracts, such as the Subadvisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Subadvisory Agreement were fair and reasonable and that the approval of the Subadvisory Agreement was in the best interests of the Funds.

Nature, Extent and Quality of the Services to Be Provided by the Subadviser. The Board considered information regarding the Subadviser’s principal business activities and overall capabilities to perform the services under the Subadvisory Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing each Fund. The Board also considered the Subadviser’s investment resources, infrastructure and the adequacy of its compliance program. The Board considered the Subadviser’s representation regarding the sufficiency of its current staffing levels. The Board also took into consideration the Manager’s recommendation of the Subadviser. Based on this information, the Board concluded that the nature, extent and quality of the subadvisory services to be provided by the Subadviser were appropriate for each Fund in light of its investment objective and, thus, supported a decision to approve the Subadvisory Agreement.

Performance of the Subadviser. The Board evaluated the information provided by the Subadviser regarding the performance of each Predecessor Fund, a comparable investment account managed by the Subadviser and a composite of such accounts, the benchmark index of each Predecessor Fund, and the Morningstar category of each Predecessor Fund. The Board considered information provided by the Subadviser regarding the comparative performance of each Predecessor Fund for various periods ended March 31, 2024, including the reasons for periods of underperformance. Based on the foregoing information, the Board concluded that the historical investment performance record of the Subadviser supported approval of the Subadvisory Agreement.

Comparisons of the Amounts to Be Paid Under the Subadvisory Agreement with Those Under Contracts Between the Subadviser and Its Other Clients. In evaluating the Subadvisory Agreement, the Board reviewed the proposed subadvisory fee rate for services to be performed by the Subadviser on behalf of the Funds. The Board considered that the Subadviser’s investment advisory fee rate under the Subadvisory Agreement would be paid to the Subadviser by each Fund. The Board considered the Subadviser’s representation that the advisory fee rate proposed for each Fund generally is favorable compared to the fee rates charged by the Subadviser to its other comparable client accounts. After evaluating this information, the Board concluded that the Subadviser’s investment advisory fee rate under the Subadvisory Agreement was reasonable in light of the services to be provided to the Funds.

Costs of the Services to Be Provided and Profits to Be Realized by the Subadviser and Its Affiliates from Its Relationship with the Funds. The Board did not consider the costs of the services to be provided and any profits to be realized by the Subadviser from its relationship with the Funds, noting instead the arm’s-length nature of the relationship between the Manager and the Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Funds.

Economies of Scale. The Board considered the Subadviser’s representation that it believes that the proposed investment advisory fee rate for the Funds, although it does not include breakpoints, reflects economies of scale for the benefit of the Funds’ investors.

Benefits to Be Derived by the Subadviser from Its Relationship with the Funds. The Board considered the Subadviser’s representation that it is not aware of any “fall-out” benefits that may accrue to it or its affiliates because of the Subadviser’s relationship with the Funds. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Subadviser by virtue of its relationship with the Funds appear to be fair and reasonable.

6

Disclosure Regarding the Approval of the Management Agreement and Investment Advisory Agreement Approvals Related to American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund (Unaudited)

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds, the Manager or the Subadviser, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Subadvisory Agreement is in the best interests of the Funds and approved the Subadvisory Agreement.

7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Funds
Date: May 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Funds
Date: May 8, 2025

By	/s/ Sonia L. Bates
Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: May 8, 2025